American Express(R) Variable Portfolio Funds

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

AXP(SM) VP - Blue Chip Advantage Fund
AXP(SM) VP - Bond Fund
AXP(SM) VP - Capital  Resource Fund
AXP(SM) VP - Cash Management Fund
AXP(SM) VP - Diversified  Equity Income Fund
AXP(SM) VP - Extra  Income  Fund
AXP(SM) VP - Federal  Income Fund
AXP(SM) VP - Global Bond Fund
AXP(SM) VP - Growth  Fund
AXP(SM) VP - International  Fund
AXP(SM) VP - Managed Fund
AXP(SM) VP - New Dimensions Fund(R)
AXP(SM) VP - Small Cap Advantage Fund
AXP(SM) VP - Strategy Aggressive Fund


2000 SEMIANNUAL REPORT

This report may contain information on funds that are not available under your product.

Managed by IDS Life Insurance Company

CONTENTS
From the Chairman                                           3
AXP Variable Portfolio - Blue Chip Advantage Fund
From the Portfolio Managers                                 4
The 10 Largest Holdings                                     5
AXP Variable Portfolio - Bond Fund
From the Portfolio Managers                                 6
The 10 Largest Holdings                                     7
AXP Variable Portfolio - Capital Resource Fund
From the Portfolio Manager                                  8
The 10 Largest Holdings                                     9
AXP Variable Portfolio - Cash Management Fund
From the Portfolio Manager                                 10
AXP Variable Portfolio - Diversified Equity Income Fund
From the Portfolio Manager                                 11
The 10 Largest Holdings                                    12
AXP Variable Portfolio - Extra Income Fund
From the Portfolio Managers                                13
The 10 Largest Holdings                                    14
AXP Variable Portfolio - Federal Income Fund
From the Portfolio Manager                                 15
AXP Variable Portfolio - Global Bond Fund
From the Portfolio Manager                                 16
The 10 Largest Holdings                                    17
AXP Variable Portfolio - Growth Fund
From the Portfolio Manager                                 18
The 10 Largest Holdings                                    19
AXP Variable Portfolio - International Fund
From the Portfolio Managers                                20
The 10 Largest Holdings                                    21
AXP Variable Portfolio - Managed Fund
From the Portfolio Managers                                22
The 10 Largest Holdings                                    23
AXP Variable Portfolio - New Dimensions Fund
From the Portfolio Manager                                 24
The 10 Largest Holdings                                    25
AXP Variable Portfolio - Small Cap Advantage Fund
From the Portfolio Managers                                26
The 10 Largest Holdings                                    27
AXP Variable Portfolio - Strategy Aggressive Fund
From the Portfolio Managers                                28
The 10 Largest Holdings                                    29
All Funds
Financial Statements                                       30
Notes to Financial Statements                              47
Investments in Securities                                  73

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o  Learn as much as you can about your current investments.

The portfolio managers' letters that follow provide a review of the Fund's investment strategies and performance. This semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.



Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Managers

AXP VP - Blue Chip Advantage Fund

The Fund had a productive first half of the fiscal year, as it benefited from a mid-period stock market surge. For the initial reporting period -- Sept. 15, 1999 (the Fund's commencement of operations) through February 2000 -- the Fund generated a total return of 4.44%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The stock market was in a slump when the period began, as investors worried that long-term interest rates might continue the upward trend they had been on since the beginning of 1999. But by mid-October, fresh reports of still-tame inflation and generally good corporate profits had arrived to put investors in a much-improved mood.

The result was a resounding rally that continued through the end of 1999 and into the early days of the new year. Reflecting the strength of the advance, the Fund gained approximately 15% from October through December. Renewed concerns about interest rates caused the stock market to retreat over the ensuing weeks, however, resulting in the Fund giving back some of its gains.

For the most part, technology/telecommunications stocks led the charge for the market during the six months. That worked to the Fund's advantage, as those issues comprised its largest area of investment (up to about a third of the portfolio at times). Looking at specific holdings, IBM, Cisco Systems, EMC, Intel, Oracle and Microsoft were among the biggest and most productive names. As the period progressed, we reduced the tech/telecom exposure a bit by taking profits in some stocks that had experienced especially sharp run-ups.

Other substantial investment sectors were consumer cyclicals (including retailing), financial services and utilities. While there were some good performers in those areas, on the whole their results were mixed. As for changes to the portfolio, late in the period we shifted more money into health care stocks, which were attractively priced, and basic-materials stocks such as paper and chemicals, which stand to benefit from ongoing strength in the economy.

Looking toward the second half of the fiscal year, we expect an unsettled market, especially over the near term. The chances for a sustained advance should improve as the year progresses, assuming the economy stays on the growth track and corporate profits remain reasonably strong.


Keith Tufte

James M. Johnson, Jr.

The 10 Largest Holdings

AXP VP - Blue Chip Advantage Fund


                                               Percent            Value
                                          (of net assets)  (as of Feb. 29, 2000)
 Standard & Poor's Depositary Receipts          8.28%           $2,427,666
 Microsoft                                      4.08             1,197,624
 Cisco Systems                                  3.24               950,427
 Intel                                          3.22               943,550
 General Electric                               2.87               842,034
 Oracle                                         2.11               619,244
 Exxon Mobil                                    1.90               557,236
 Lucent Technologies                            1.82               534,012
 Hewlett-Packard                                1.58               464,025
 AT&T                                           1.54               450,375

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 30.64% of net assets

(picture of) Frederick Quirsfeld
Frederick Quirsfeld
Portfolio manager

(picture of) Steven C. Merrell
Steven Merrell
Portfolio manager

From the Portfolio Managers

AXP VP - Bond Fund

Concerns about higher interest rates and potentially higher inflation made for an often-difficult environment for bonds during the past six months. Still, the Fund did produce a positive total return of 2.50% for the first half of the fiscal year -- September 1999 through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

Although the data had yet to show it, higher inflation was on the minds of investors throughout the period. But even before that, the Federal Reserve Board (the Fed) had already given notice that it was concerned that the red-hot economy could cause an inflation spike when it raised short-term interest rates twice in the summer of 1999. The Fed then reinforced its intentions by an additional rate hike in November and another in February. The ultimate result was that long-term interest rates drifted higher from the outset of the period in September until late January.

The Fund was somewhat shielded from the negative effect of the interest-rate rise by its relatively defensive portfolio structure, which centered on a shorter-than-average duration. (Duration, a function of the average maturity of the portfolio's holdings, influences the sensitivity of the Fund's net asset value to interest-rate swings. In general the longer the duration, the greater the sensitivity.) However, when long-term Treasury yields came down in February, the benefit to the Fund was muted because of its duration. Nevertheless, it was encouraging to end the period on a solidly positive note.

Looking at the major areas of investments, for the six months as a whole, mortgage-backed securities performed best for the Fund, followed by U.S. Treasury bonds and corporate bonds, including investment-grade and high-yield issues. (Investment-grade bonds comprised about 30% of portfolio assets, while high-yield bonds made up between 20% and 25%.) Although they accounted for less than 10% of the portfolio, convertible and emerging-market bonds enjoyed the greatest gains and clearly enhanced Fund performance.

As for changes to the portfolio, late in the period we increased the overall credit quality by reducing corporate bond holdings in favor of U.S. Treasury issues. Also, in anticipation of an improving bond environment, we slightly increased the duration.

Given that the economy has yet to show little sign of losing steam, we think it's likely that the Fed will push short-term interest rates somewhat higher in the months ahead. However, in our view, longer-term rates may well have seen their peak and, as the year progresses, could eventually undergo a gradual decline. If that proves true, the bond market and the Fund would likely enjoy improving performance.


Frederick Quirsfeld


Steven C. Merrell

The 10 Largest Holdings

AXP VP - Bond Fund


                                           Percent                 Value
                                      (of net assets)      (as of Feb. 29, 2000)
 Hydro-Quebec                               1.35%              $21,484,305
8.50% 2029
 Petroleos Mexicanos                         .93                14,862,656
9.50% 2027
 BellSouth Capital Funding                   .75                11,964,995
7.88% 2030
 Countrywide Home Loan                       .73                11,643,719
6.85% 2004
 Cleveland Electric Illuminating             .71                11,286,721
9.50% 2005
 Nationwide CSN Trust                        .70                11,149,047
9.88% 2025
 CSC Holdings                                .69                11,049,999
10.50% 2016
 News America Holdings                       .68                10,862,582
10.13% 2012
 Wal-Mart CRAVE Trust                        .66                10,493,030
7.00% 2006
 Republic of Colombia                        .61                 9,725,000
12.47% 2005

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 7.81% of net assets

(picture of) Betty J. Tebault
Betty J. Tebault
Portfolio manager

From the Portfolio Manager

AXP VP - Capital Resource Fund

Although the large-capitalization stocks the Fund focuses on cooled off a bit, the Fund generated a double-digit gain during the first half of the fiscal year. For the six months -- September 1999 through February 2000 -- the Fund's total return was 10.92%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

In the face of an upturn in long-term interest rates, the stock market lost some ground at the outset of the period. The setback proved to be temporary, though, as stocks soon gained support from reports of still-tame inflation, healthy economic growth and generally good corporate profits. The result was a powerful rally that carried the market to an all-time high in early January. At that point, inflation and interest-rate concerns resurfaced, causing the market to struggle for much of the final weeks of the period.

The Fund's performance largely tracked that of the broad market -- gaining strongly during the fall and early winter before tailing off. Making the biggest contribution to performance were technology and telecommunications stocks, which comprised about a third of the portfolio at times. Prominent winners included Jabil, Comcast, JDS Uniphase and IBM.

Looking at other sectors, health care was mixed as drug stocks were sluggish but biotechnology was extremely strong. Our economically cyclical holdings such as paper and aluminum stocks were weak overall, but energy-related issues performed fairly well. Consumer-stable stocks, including food and household products, turned out to be laggards.

In sum, the period came down to a tale of two markets: the technology-driven "new economy" market and the traditional "old economy" market, with the former trouncing the latter. Though to a smaller degree, there also was division in terms of market capitalization, with large-cap stocks giving way to small- and mid-cap issues. For a well-diversified large-cap fund such as this one, those factors made for a frustrating environment at times.

As for changes to the holdings, upon becoming the sole manager of the Fund in February, I began lowering the exposure to cyclical stocks and adding to traditional growth names in technology and media, plus biotech and generic drugs. I've also increased holdings in oil services, which stands to benefit from higher oil prices. Beyond those shifts, I plan to reduce the overall number of holdings from about 80 to 60-65, as I think a more focused portfolio offers greater opportunity to enhance performance.


Betty J. Tebault

The 10 Largest Holdings

AXP VP - Capital Resource Fund


                                               Percent             Value
                                           (of net assets) (as of Feb. 29, 2000)
 Corning                                          4.14%        $244,400,000
 Microsoft                                        3.64          214,499,999
 General Electric                                 3.59          211,500,000
 Cisco Systems                                    3.14          185,062,500
 Intel                                            3.07          180,800,000
 Texas Instruments                                2.82          166,500,000
 Motorola                                         2.31          136,400,000
 Exxon Mobil                                      2.17          128,031,250
 Enron                                            2.16          127,650,000
 Morgan Stanley, Dean Witter, Discover & Co       2.15          126,787,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart



                           The 10 holdings listed here
                           make up 29.19% of net assets

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

AXP VP - Cash Management Fund

The Fund's yield increased during the first half of the fiscal year, reflecting a rise in short-term interest rates. For the six months -- September 1999 through February 2000 -- the Fund generated a total return of 2.55%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.) The seven-day yield was 5.27%. (The yield more closely reflects the current earnings of the money market fund than does total return.) In keeping with its objective, the Fund maintained a $1 per share price throughout the period. (An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

Despite strong economic growth, higher oil prices and generally rising wages in several business sectors, inflation remained remarkably low during the six months. Nevertheless, the Federal Reserve Board (the Fed), evidently concerned that the potential for a run-up in inflation had risen to an uncomfortable level, chose to increase short-term interest rates twice over the period -- a quarter point in November and a quarter-point in February.

(By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually reduces rates to stimulate economic growth. Conversely, when the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to rein in economic growth and thereby keep inflation in check.)

In response to the Fed's rate hikes, issuers of commercial paper -- the core of the Fund's investment portfolio -- increased the interest rates on their securities. As these new securities were added to the portfolio, the result was a gradual increase in the Fund's yield over the six months. To more readily take advantage of the higher yields that became available, I kept the average maturity of the portfolio relatively short. This allowed me to add new securities sooner than would have been possible with a longer average maturity.

As the second half of the fiscal years begins, the data have yet to indicate that inflation is clearly on the upswing. But, given the ongoing strength of the economy, I think it's likely that the Fed will decide to push short-term interest rates somewhat higher to guard against a spike in inflation as the year progresses. Therefore, I plan to keep the portfolio's maturity relatively short to take quicker advantage of the higher-yielding securities that may come to market.


Terry Fettig

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

AXP VP - Diversified Equity Income Fund

The value stocks the Fund focuses on remained out of favor during the first half of the fiscal year, resulting in a loss of 9.38% for the initial reporting period -- Sept. 15, 1999 (the Fund's commencement of operations) through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The period got off to a shaky start, as the stock market struggled against higher interest rates, the possibility of rising inflation and concerns regarding the potential impact of the Y2K computer bug. The situation improved in the following months, though, as investors, encouraged by reports of still-tame inflation and generally good corporate profits, steadily moved back into stocks.

The positive momentum continued through December and into early January, taking the market to an all-time high. At that point, worries about inflation and interest rates resurfaced, causing the market to retreat through the end of the period.

While the Fund did participate in the market's upturns during the six months, it was hampered by investors' increasing preference for a relatively small group of momentum-driven, Internet-related technology stocks -- quite the opposite of the value-oriented emphasis of the Fund. As a result, the Fund staged only modest, periodic advances.

Looking at the Fund's holdings, the biggest areas of investment were in financial services, which includes banks and insurance companies, utilities, consumer cyclicals, energy and technology. The trend toward higher interest rates put pressure on the financial and utility stocks, while the consumer cyclicals generated mixed results. The brightest spots were energy, which benefited from rising oil prices, and technology. Most notable among the few changes made to the portfolio was a reduction in the exposure to financial service stocks and an increase in technology holdings.

As the second half of the fiscal year begins, I continue to search for indications that the nature of the market is about to change. Thus far, investors still appear comfortable focusing almost exclusively on a narrow band of what I see as high-risk stocks while virtually ignoring the rest of the market. History shows that's likely to change at some point, but it's impossible to say with confidence when such a shift might occur.


Kurt Winters

The 10 Largest Holdings

AXP VP - Diversified Equity Income Fund


                                               Percent             Value
                                           (of net assets) (as of Feb. 29, 2000)
 Citigroup                                        4.40%            $450,662
 Exxon Mobil                                      3.08              315,408
 American Intl Group                              2.81              288,395
 CBS                                              2.75              281,731
 Morgan Stanley, Dean Witter, Discover & Co       2.72              278,862
 AT&T                                             2.47              252,724
 Chevron                                          2.43              249,456
 SBC Communications                               2.15              219,868
 Motorola                                         2.11              216,365
 Bank of America                                  1.93              197,423

For further detail about these holdings, lease refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 26.85% of net assets

(picture of) Jack Utter
Jack Utter
Portfolio manager

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Managers

AXP VP - Extra Income Fund

It was a difficult environment for high-yield bonds during the past six months, but the Fund held up relatively well as it generated a positive total return of 1.26% for the first half of the fiscal year -- September 1999 through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

Two powerful opposing factors were at work throughout the period: strong economic growth and the threat of higher inflation/higher interest rates. Generally speaking, a robust economy is especially good for high-yield bonds, because of the potentially positive effect on the financial health of their issuers, which in turn makes it easier for them to make their interest and principal payments.

Inflation and interest rates are, of course, another matter. When they rise, bond values suffer. Over the past six months, the inflation data remained tame. But that didn't stop the Federal Reserve from raising short-term interest rates to cool off the economy and reduce the likelihood of a future run-up in inflation. Longer-term interest rates responded by drifting higher through the fall and early winter, before eventually retreating late in the period.

Looking specifically at the high-yield market, a shortage of buyers throughout the six months and an ample supply of new issues early in 2000 helped hold down prices. Still, the Fund did enjoy some strong months, particularly December and January, when its telecommunications and media holdings -- two substantial areas of investment -- experienced good gains. The period also ended on a positive note when longer-term interest rates came down during February, allowing the Fund to notch a gain for the month.

As for the rest of the fiscal year, the bond market will most likely remain unsettled over the near term as investors try to get a handle on the direction of long-term interest rates. On the plus side for the high-yield sector, the economy, while it may slow down a bit, should be able to maintain a solid rate of growth. In addition, the relatively high level of income offered by high-yield bonds could well attract more buyers in the months ahead, which would be good for prices and, ultimately, the Fund.


Jack Utter


Scott Schroepfer

The 10 Largest Holdings

AXP VP - Extra Income Fund


                                              Percent               Value
                                         (of net assets)   (as of Feb. 29, 2000)
 CSC Holdings                                   1.60%           $10,059,169
11.13% Pay-in-kind Series M Preferred
 Level 3 Communications                         1.20              7,518,750
11.00% 2008
 EchoStar DBS                                   1.12              7,038,000
9.38% 2009
 Nextel Partners                                1.08              6,766,999
13.60% 2004
 Outsourcing Solutions                           .96              6,021,000
11.00% 2006
 Globix                                          .95              5,970,000
12.50% 2010
 Trump Atlantic City Assn/Funding                .94              5,899,500
11.25% 2006
 Outdoor Systems                                 .84              5,268,299
8.88% 2007
 Motor & Gears                                   .82              5,171,250
10.75% 2006
 Repap New Brunswick                             .81              5,072,812
9.00% 2004

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart



                           The 10 holdings listed here
                           make up 10.32% of net assets

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

From the Portfolio Manager

AXP VP - Federal Income Fund

Rising interest rates kept the bond market off balance for much of the past five and one-half months. Still, the Fund did finish in positive territory for the first half of the fiscal year, with a total return of 1.19% for the initial reporting period -- Sept. 15, 1999 (the Fund's commencement of operations) through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity, or the life insurance contracts.)

With robust economic growth, soaring oil prices and an ever-tightening labor market, the environment seemed ripe for an upturn in inflation during the past six months. As it turned out, inflation remained quite subdued. But that didn't keep fixed-income investors, not to mention the Federal Reserve Board (the Fed), from worrying about it just the same.

The Fed evidenced its concern by raising short-term interest rates twice over the six months -- once in November and again in February. Those actions served to reinforce an upturn in bond market yields, a trend that had been in place well before the period began in September and had dragged down bond prices in the process. A flood of new corporate bonds also served to hold back prices, especially early in the period.

Fortunately for the Fund, the short- to intermediate-term segment of the market -- where it concentrates its investments -- wasn't as affected by the rate rise as the long-term segment. Also to the Fund's benefit, I concentrated the largest portion of investments (between 60% and 70%) in mortgage-backed securities, which fared better than holdings in Treasury issues for the period as a whole.

Beyond that, I maintained a somewhat defensive portfolio structure that centered on a relatively short duration. (Duration, a function of the average maturity of the securities in the portfolio affects its price sensitivity to interest-rate swings. In general, the longer the duration, the greater the sensitivity.) Therefore, when interest rates rose, the effect on the Fund's value was muted a bit.

Perhaps the best development over the six months was that the period ended with the Fund recording a gain in February, as short- and intermediate-term interest rates were relatively stable. While that's no guarantee of a better bond environment in the months ahead, I think the toughest months may be behind us. Assuming that proves to be the case and inflation does not show signs of a substantial run-up in the months ahead, I think we can look forward to improving performance over the rest of the fiscal year.


James W. Snyder

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

AXP VP - Global Bond Fund

The environment for global fixed-income investing was unrewarding over the past six months, as bond prices fell in the major industrial economies in the face of credit- tightening by central banks in the U.S. and Europe. Reflecting the conditions, the Fund experienced a loss of 1.85% over the first half of the fiscal year -- September 1999 through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity, or the life insurance contracts.)

The credit-tightening was prompted by concerns that accelerating economic activity would push inflation rates higher. Contributing to global economic growth was a rise in global equity markets, which in turn influenced currency valuations. International trade and investment flows raised the yen's value in comparison to the dollar, which enhanced returns from investments in Japan, while the euro lost value against the dollar, which penalized returns from European holdings. The Fund's best overall performance came from the emerging markets, primarily Latin America and East Asia, which benefited from increased investor confidence in these regions.

During the first four months of the period, I maintained a defensive maturity structure by emphasizing short-to-intermediate bonds, as well as higher-yielding corporate and emerging market bonds, both of which benefit from economic expansion. But at the outset of 2000, believing the worst of bonds' price decline was over, I lengthened the maturity of U.S. and Japanese holdings and increased the exposure to the U.S. as well.

By period-end, my view of the U.S. market was rewarded as the Treasury lent support to the market by introducing a program to retire federal debt from the fiscal surplus. This development also had a spillover effect in other markets. Improved economic conditions in Europe also portends a reduction in borrowing requirements by the government sector.

As for the rest of the fiscal year, the prospect for recovery of the euro appears good. And a sustainable growth expectation has taken hold for the major European economies. And, as Europe becomes a relatively better recipient of trade and investment flows than the U.S., the demand for the euro compared with the dollar should improve.

Still, a favorable turnabout of fortunes in bonds must be considered in an environment where the threat of higher inflation persists. Tight labor markets in the U.S. and some parts of Europe, along with higher commodity prices, may very well deflate my optimistic view of interest rates and force a more defensive posture. Overall, though, the outlook for a largely weaker dollar and more buoyant bond markets than in the past several months should lead to better investment performance for the Fund.


Ray Goodner

The 10 Largest Holdings

AXP VP - Global Bond Fund


                                          Percent                  Value
                                      (of net assets)      (as of Feb. 29, 2000)
 Federal Republic of Germany                4.08%               $7,495,687
7.50% 2004
 Govt of Italy                              3.95                 7,257,543
8.50% 2004
 Allgemeine Hypo Bank                       3.19                 5,859,225
5.00% 2009
 Govt of Norway                             3.10                 5,689,837
7.00% 2001
 Federal Republic of Germany                2.92                 5,355,351
8.00% 2002
 United Kingdom Treasury                    2.78                 5,112,935
8.00% 2003
 United Kingdom Treasury                    2.61                 4,801,488
8.50% 2005
 Development Bank of Japan                  2.24                 4,106,793
6.50% 2001
 Republic of Austria                        2.07                 3,796,653
5.00% 2001
 Republic of Italy                          2.04                 3,752,308
3.50% 2001

Excludes U.S. Treasury and government agency holdings.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 28.98% of net assets

(picture of) Lisa A. Costa
Lisa A. Costa
Portfolio manager

From the Portfolio Manager

AXP VP - Growth Fund

The Fund took good advantage of a stock-market surge to post a substantial gain during the first half of the fiscal year. For the Fund's initial reporting period -- Sept. 15, 1999 (the Fund's commencement of operations) through February 2000 -- the Fund's total return was 23.34%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The period got off to a shaky start, as the stock market struggled in the face of higher interest rates, concerns that the robust economy might soon spawn a run-up in the inflation rate, and uncertainty regarding the potential effect of the Y2K computer bug. Although the Fund held up relatively well in that environment, it lost ground in September.

The mood in the stock market quickly changed, though, thanks to reports indicating still-tame inflation and generally good corporate profits, as well as growing excitement regarding the Internet. By November, the market's moderate advance had turned into a roaring rally that gathered strength through December and into early January. Reflecting the strength of the move, the Fund gained more than 20% from October through December. While renewed concerns about the possibility of higher interest rates sent the market into retreat over the ensuing weeks, an advance by technology-related growth stocks helped the Fund to end the period with a sharp gain in February.

While stocks of virtually all stripes benefited from the generally positive environment, it was clearly the technology stocks that were the big winners, especially those related to the growth of the Internet. The tech trend worked to the particular advantage of the Fund, as about half of the portfolio's assets was invested in that sector. Among the largest and most productive holdings for the Fund were technology names such as Cisco Systems, Microsoft, EMC Corporation, Texas Instruments, Yahoo and Tellabs. Most of the rest of the portfolio was spread among the health care, financial services, retailing and energy sectors. While there were some positive performers within these groups, on the whole their results were mixed.

Before closing, I want to note that credit for the Fund's excellent performance during the six months and, in fact, the past several years, belongs to Mitzi Malevich, who managed the Fund during that time and whom I succeeded upon her retirement in January 2000.

While no two portfolio managers do their jobs in identical fashion, I think it's important to point out that I intend to follow the same investment techniques that Mitzi employed so successfully: hold a relatively small number of stocks (an average of 50-60 for this Fund in recent years) representing companies with strong growth prospects, and keep trading and cash levels to a minimum. I look forward to putting that approach to work for you in the years ahead.


Lisa A. Costa

The 10 Largest Holdings

AXP VP - Growth Fund


                                       Percent                Value
                                   (of net assets)      (as of Feb. 29, 2000)
 Cisco Systems                           7.11%              $4,701,644
 Texas Instruments                       6.70                4,432,729
 EMC                                     5.80                3,832,632
 Applied Materials                       5.45                3,607,345
 Microsoft                               3.73                2,467,912
 Yahoo!                                  3.49                2,306,846
 Maxim Integrated Products               3.19                2,109,538
 Tellabs                                 2.96                1,955,520
 Citigroup                               2.85                1,884,423
 Nokia ADR CI A                          2.81                1,856,403

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 44.09% of net assets

(picture of) Peter Lamaison
Peter Lamaison
Portfolio manager

(picture of) Ian J. King
Ian J. King
Portfolio manager

From the Portfolio Managers

AXP VP - International Fund

Mostly favorable investment environments in major foreign stock markets set the stage for a strong gain by the Fund during the first half of the fiscal year. For the six months -- September 1999 through February 2000 -- the Fund generated a total return of 25.48%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The period got off to a sluggish start, as a sagging U.S. stock market led to a bit of a slump in Europe during September. But the next three months were a completely different story as Europe and, to a somewhat lesser degree, Japan followed the U.S. market's lead by embarking on a remarkable rally through the end of 1999. Concerns about rising interest rates resulted in a setback for the major foreign markets in January, but a nice rebound the following month allowed the period to end on a positive note.

The Fund's performance took a similar path -- slipping at the outset, surging during the fall and early winter, retreating in January and coming back in February. While we were, on the whole, satisfied with the performance of our stock selections, overall weakness in the yen and, to a greater degree, the euro versus the dollar did detract somewhat from the Fund's return.

Looking at the asset allocation, the largest area of new investment was Japan, where we increased the exposure to about 30% of the portfolio to take advantage of the positive effect of a trend toward corporate restructuring and the prospect of an improving economy. The rest of the portfolio was largely invested in Europe, principally France, Germany, the United Kingdom and Italy. Given the relatively weak performance of the U.K. market, we reduced holdings there as the period progressed.

As for specific business sectors, we emphasized technology, media and telecommunications stocks in Europe, while in Japan our choices were more stock-specific and, thus, quite varied. Overall, we avoided stocks in the food and, for the most part, financial services sectors. Late in the period, we added to "defensive" stocks, especially pharmaceuticals, in Europe.

Although uncertainty about the direction of interest rates in the U.S. is likely to keep the major foreign markets unsettled over the near term, we think the investment fundamentals overseas remain good. Europe should be able to sustain steady economic growth, and Japan, while its economy lost momentum late in 1999, appears to be in position to resume recovery this year. In addition, we expect the euro and the yen to fare better against the dollar in the months ahead, which would also benefit U.S. investors.


Peter Lamaison


Ian J. King

The 10 Largest Holdings

AXP VP - International Fund


                                                         Percent                    Value
                                                     (of net assets)        (as of Feb. 29, 2000)
 Ericsson (LM) Cl B (Sweden)                                4.73%               $127,384,629
 Vodafone AirTouch (United Kingdom)                         3.71                  99,810,758
 Cap Gemini (France)                                        3.31                  89,269,229
 Glaxo Wellcome ADR (United Kingdom)                        3.26                  87,919,027
 Telecom Italia Mobile (Italy)                              3.16                  85,066,067
 NTT Mobile Communication Network (Japan)                   3.11                  83,862,571
 Nokia (Finland)                                            2.81                  75,645,763
 Nippon Telegraph & Telephone (Japan)                       2.56                  68,962,002
 United Pan-Europe Communications (Netherlands)             2.53                  68,223,771
 Fujitsu (Japan)                                            2.49                  66,937,429

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart



                           The 10 holdings listed here
                           make up 31.67% of net assets

(picture of) Alfred Henderson
Alfred Henderson
Portfolio manager

(picture of) David M. Kuplic
David M. Kuplic
Portfolio manager

From the Portfolio Managers

AXP VP - Managed Fund

Solid gains from the stock portion of the portfolio propelled the Fund to a total return of 8.26% during the first half of the fiscal year -- September 1999 through February 2000. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

Higher interest rates and a potential pick-up in inflation weighed on the minds of investors at the outset of the period, causing stocks to struggle during September. But, supported by still-tame inflation data and generally good corporate profits, the market got back on track in October, and followed that up with sharp gains in the next two months. Inflation and interest-rate fears resurfaced early in the new year, leading to a market pullback during January and February. Overall, though, it was a good six months for stocks.

The bond  market  found  the going  more  difficult,  as an upturn in  long-term interest from fall through early winter kept pressure on most sectors of the market. U.S. Treasury bonds suffered the most, while corporate and mortgage-backed issues fared somewhat better. Encouragingly, the period ended on a positive note, as interest rates declined, lending some support to bond prices.

The Fund's stock holdings responded well in the market's October-December rally, thanks largely to its substantial exposure to the technology sector, which led the advance. Most of the investments were in semiconductor, telecommunications, wireless and telephone stocks, many of which are tied to the development of the Internet infrastructure. Prominent performers included Cisco Systems, Nokia and MCI WorldCom. Much of the rest of the stock portfolio was invested in consumer-related issues, followed by financial services and industrial stocks. The consumer group was positive overall, while industrial was mixed and financial services was weak.

Bond investments were spread among U.S. Treasury, corporate, mortgage-backed and, to a small degree, emerging market issues. The latter provided the best performance, followed by mortgage-backeds, Treasurys and corporates. All told, bonds comprised about a third of the entire portfolio, with stocks accounting for most of the rest.

Looking toward the second half of the fiscal year, the biggest question stocks and bonds face is the direction of interest rates. Because the answer is unlikely to come quickly, the markets probably will remain unsettled over the near term. As the year progresses, though, we expect interest rates to become more stable and, perhaps, decline somewhat. If so, we would expect the markets and the Fund to respond positively.


Alfred Henderson


David M. Kuplic

The 10 Largest Holdings

AXP VP - Managed Fund


                                               Percent             Value
                                           (of net assets) (as of Feb. 29, 2000)
 Cisco Systems                                    4.51%        $231,328,124
 Nokia ADR Cl A                                   2.90          148,734,375
 Microsoft                                        2.79          142,999,999
 General Electric                                 2.55          130,865,625
 Home Depot                                       2.53          130,078,125
 Amgen                                            2.52          129,556,249
 Intel                                            2.20          113,000,000
 Morgan Stanley, Dean Witter, Discover & Co       1.99          102,134,375
 American Power Conversion                        1.98          101,812,500
 Citigroup                                        1.86           95,621,875

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart



                           The 10 holdings listed here
                           make up 25.83% of net assets

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Manager

AXP VP - New Dimensions Fund

A mid-period surge by the stock market set the stage for a strong gain by the Fund during the first half of the fiscal year. For the six months -- September 1999 through February 2000 -- the total return was 22.87%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The stock market was in a mild slump at the outset of the period, as concerns about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug weighed on investors' minds. But by mid-October, the situation quickly turned positive. Buoyed by fresh reports of still-tame inflation, generally healthy corporate profits and increasing excitement about the burgeoning Internet, stocks began moving forward.

Within weeks, the advance turned into a remarkable rally that kept gathering momentum through December and into the first few days of the new year.
Illustrating the strength of the surge, the Fund gained more than 10% in December alone. The Fund gave back some of its gain in January, as inflation worries resurfaced and sent stocks into retreat. But, thanks to the resilience of technology-related growth stocks, the Fund rebounded nicely in February.

Clearly driving the Fund's performance during the six months were technology and telecommunications stocks, which made up nearly half of the portfolio at times. The main areas of investment were semiconductors, software, networking and wireless communications, with IBM, Cisco Systems, Microsoft and JDS Uniphase among the largest and most productive holdings. Among other sectors, retailing also made a good contribution.

I made only minor changes to the portfolio during the period. Late in 1999, I reduced the technology exposure somewhat, given the rapid and substantial run-up in stock prices in that sector. Concurrently, I added a small amount of commodity-related stocks, specifically in the paper and chemical areas, which I believe could benefit from the ongoing strength of the economy.

As the second half of the fiscal year begins, it's clear that investors are keeping a close eye on inflation and the Federal Reserve Board. Should the Fed decide in the months ahead to raise short-term interest rates substantially to keep inflation at bay, I think stocks will find it difficult to maintain a sustained advance. Still, assuming the economy and corporate profits remain healthy, I think the longer-term outlook for the market and the Fund continues to be positive.


Gordon M. Fines

The 10 Largest Holdings

AXP VP - New Dimensions Fund


                                   Percent                      Value
                               (of net assets)          (as of Feb. 29, 2000)
 JDS Uniphase                         6.73%                 $321,985,999
 Cisco Systems                        6.57                   314,315,437
 Texas Instruments                    4.09                   195,570,900
 General Electric                     3.38                   161,704,968
 Wal-Mart Stores                      3.02                   144,519,105
 Intel                                2.70                   129,012,100
 Exxon Mobil                          2.56                   122,638,724
 Motorola                             2.44                   116,639,049
 Microsoft                            2.44                   116,607,562
 EMC                                  2.43                   116,453,399

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 36.36% of net assets

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

From the Portfolio Managers

AXP VP - Small Cap Advantage Fund

A strong rally by small-capitalization stocks helped make the first half of the fiscal year a productive period for the Fund. For its initial reporting period -- Sept. 15, 1999 (the Fund's commencement of operations) through February 2000 -- the Fund generated a total return of 24.09%. This compares with a 20.72% return for the Standard & Poor's SmallCap 600 Index, an unmanaged group of small-cap stocks commonly used to measure the performance of that segment of the stock market. (The Fund's return figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

The surge in small-caps began in October and gathered momentum through February, culminating in the best one-month relative performance for the group in more than 20 years. Leading the charge were small-cap technology stocks, whose strong earnings growth attracted considerable interest from investors.

Good stock selection enhanced Fund performance, as we emphasized issues in the telecommunications, semiconductor and enterprise software segments. We increased the exposure to wireless communications and Internet-related software groups within the tech sector, while cutting back on retailing and utility stocks.

Consistent with our balanced investment style, we maintained about a 65% growth/35% value asset mix in the portfolio, keeping it broadly diversified across several economic sectors. Clearly, it paid to have the greatest exposure to the growth area, as small-cap growth outpaced small-cap value by almost 50% during the six months.

As the second half of the fiscal year begins, we continue to be optimistic about the outlook for small-cap stocks. Over the 12 months from March 1999 through February 2000, the Standard & Poor's SmallCap 600 Index gained 36%, compared with a 10% rise in the Standard & Poor's 500 Index (an unmanaged group of common stocks frequently used as a general measure of market performance). Yet, we believe that small-cap stocks remain relatively inexpensive given that prospects for earnings growth this year that are twice that of the Standard & Poor's 500.

We think it's also important to note that recent small-cap gains have been concentrated in Internet-related and biotechnology companies, which investors expect to enjoy rapid growth and which they seemingly believe are immune from upward pressure on interest rates. When concerns about inflation and interest rates subside, we expect that a more normal investment environment will unfold, allowing for a broader advance by the small-cap sector.


Jake Hurwitz


Kent A. Kelley

The 10 Largest Holdings AXP VP - Small

Cap Advantage Fund


                                       Percent                     Value
                                   (of net assets)         (as of Feb. 29, 2000)
 Mercury Interactive                     1.86%                    $240,937
 Incyte Pharmaceuticals                  1.49                      192,893
 Coherent                                1.31                      169,599
 IDEC Pharmaceuticals                    1.19                      154,962
 Macromedia                              1.17                      151,265
 Dycom Inds                              1.06                      137,499
 Protein Design Labs                      .98                      127,595
 Powerwave Technologies                   .92                      119,905
 Alpha Inds                               .92                      119,053
 Micrel                                   .89                      115,249

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 11.79% of net assets

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

From the Portfolio Managers

AXP VP - Strategy Aggressive Fund

The Fund generated an exceptionally strong gain during the past six months as it was well positioned for a powerful rally in technology-related stocks. For the first half of the fiscal year -- September 1999 through February 2000 -- the Fund's total return was 103.18%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or the life insurance contracts.)

With worries about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug clouding the environment, the stock market retreated early in the period. But as encouraging reports on inflation and corporate profits began coming in, investors quickly cast their concerns aside and piled back into stocks, sparking a spectacular rally that continued into the early days of January. From that point, the market mostly struggled, as the outlook for interest rates and inflation again took a negative turn. Overall, though, it was a productive six months for the market.

The magic word for the market -- and even more so for the Fund -- during the period was technology. Thanks to its heavy exposure to that sector (nearly 60% of assets at the highest point), the Fund not only outperformed the market during the upturns but it also did better during the downturns. Illustrating the strength of the technology rally, the Fund recorded double-digit gains in three of the six months, topping off the period with a gain of approximately 29% in February.

Particularly strong were stocks related to the growth of the Internet. Among the Fund's top performers were: Verisign, InfoSpace, Knight-Trimark, Juniper, Covad, PMC Sierra, Peregrine Systems, Mercury Interactive and Allegiance. (Other big winners included Yahoo!, JDS Uniphase, Cisco Systems and America Online, but because their market values outgrew the mid-capitalization category, we sold them before period-end.) Aside from technology, IDEC Pharmaceuticals and Alkermes, both in the biotechnology sector, experienced sharp gains, while Kansas City Southern, with a strong presence in financial services, did quite well, and Univison, a media company, was up strongly.

There was considerable initial public offering (IPO) activity during the period, and the Fund took part in a number of them. In some cases, we sold the stocks quickly for a profit; in others, we held the shares based on our positive long-term outlook for the company. In still other cases, we didn't take part in the IPOs, but did buy the stocks later via secondary offerings in order to build a larger position than would have been possible by buying the IPOs. On the whole, participation in new stock issues clearly benefited performance.

As the second half of the fiscal year begins, while we don't expect a repeat of the uncommonly strong gain of the past six months, we think the outlook for the Fund remains very bright, based mainly on our positive view of the technology sector. Patience will be essential, though, as there almost surely will be considerable volatility along the way.


Louis Giglio


Jake Hurwitz


Kent A. Kelley

The 10 Largest Holdings

AXP VP - Strategy Aggressive Fund


                                    Percent                       Value
                                (of net assets)           (as of Feb. 29, 2000)
 InfoSpace.com                        3.21%                   $147,559,999
 VeriSign                             3.09                     142,185,999
 PMC-Sierra                           2.64                     121,629,374
 Alkermes                             2.50                     115,124,999
 Allegiance Telecom                   2.47                     113,459,062
 Mercury Interactive                  2.30                     105,746,890
 IDEC Pharmaceuticals                 2.19                     100,829,591
 SDL                                  2.14                      98,399,999
 Vitesse Semiconductor                2.04                      94,054,124
 Finisar                              1.72                      79,099,999

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 24.30% of net assets

Financial Statements

Statements of assets and liabilities
American Express Variable Portfolio Funds

                                                                           AXP VP -            AXP VP -            AXP VP -
                                                                          Blue Chip              Bond              Capital
                                                                          Advantage              Fund              Resource
Feb. 29, 2000 (Unaudited)                                                   Fund                                     Fund

Assets
Investments in securities, at value (Note 1):
   (identified cost $30,100,292, $1,667,416,312 and $4,051,693,496)      $29,804,512      $1,593,021,408       $5,869,752,816
Cash in bank on demand deposit                                                65,242             146,204                2,042
Receivable for investment securities sold                                         --          13,046,937           79,133,085
Dividends and accrued interest receivable                                     25,581          25,329,834            4,809,134
U.S. government securities held as collateral (Note 5)                            --          53,570,003                   --
                                                                             -------          ----------             --------
Total assets                                                              29,895,335       1,685,114,386        5,953,697,077
                                                                          ----------       -------------        -------------
Liabilities
Dividends payable to shareholders (Note 1)                                     8,167           9,655,538                   --
Payable for investment securities purchased                                  539,964          24,060,358           39,361,065
Accrued investment management services fee                                    11,492             773,575            2,855,699
Accrued distribution fee                                                       2,565             160,019              595,100
Accrued administrative services fee                                              821              61,569              190,171
Payable upon return of securities loaned (Note 5)                                 --          53,570,003           12,674,000
Other accrued expenses                                                        13,219             129,080              342,064
                                                                              ------             -------              -------
Total liabilities                                                            576,228          88,410,142           56,018,099
                                                                             -------          ----------           ----------
Net assets applicable to outstanding capital stock                       $29,319,107      $1,596,704,244       $5,897,678,978
                                                                         ===========      ==============       ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                  $    28,209      $    1,528,431       $    1,704,015
Additional paid-in capital                                                29,434,438       1,756,239,079        3,721,764,347
Undistributed (excess of distributions over) net investment income                --           2,663,995             (325,771)
Accumulated net realized gain (loss) (Note 9)                                152,240         (89,317,964)         356,477,067
Unrealized appreciation (depreciation) on investments and on translation
 of assets and liabilities in foreign currencies (Note 7)                   (295,780)        (74,409,297)       1,818,059,320
                                                                            --------         -----------        -------------
Total-- representing net assets applicable to outstanding capital stock  $29,319,107      $1,596,704,244       $5,897,678,978
                                                                         ===========      ==============       ==============
Shares outstanding                                                         2,820,867         152,843,081          170,401,518
                                                                           ---------         -----------          -----------
Net asset value per share of outstanding capital stock                   $     10.39      $        10.45       $        34.61
                                                                         -----------      --------------       --------------


See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                           AXP VP -            AXP VP -            AXP VP -
                                                                            Cash              Diversified           Extra
                                                                         Management          Equity Income          Income
Feb. 29, 2000 (Unaudited)                                                   Fund                 Fund                Fund

Assets
Investments in securities, at value (Note 1):
   (identified cost $761,221,298, $10,748,044 and $687,676,554)         $761,221,298        $  9,873,251         $621,821,904
Cash in bank on demand deposit                                               134,032             499,320                   --
Receivable for investment securities sold                                         --                  --            1,473,235
Dividends and accrued interest receivable                                    783,611              17,581           14,824,127
                                                                             -------              ------           ----------
Total assets                                                             762,138,941          10,390,152          638,119,266
                                                                         -----------          ----------          -----------
Liabilities
Disbursements in excess of cash on demand deposit                                 --                  --              394,249
Dividends payable to shareholders (Note 1)                                 3,258,276              20,881            4,785,676
Payable for investment securities purchased                                       --             111,904            4,738,818
Accrued investment management services fee                                   314,598               4,106              310,537
Accrued distribution fee                                                      77,107                 916               62,608
Accrued administrative services fee                                           18,506                 293               25,043
Other accrued expenses                                                        25,030               5,384               25,652
                                                                              ------               -----               ------
Total liabilities                                                          3,693,517             143,484           10,342,583
                                                                           ---------             -------           ----------
Net assets applicable to outstanding capital stock                      $758,445,424         $10,246,668         $627,776,683
                                                                        ============         ===========         ============
Represented by
Capital stock-- $.01 par value (Note 1)                                 $  7,585,189         $    11,438         $    743,306
Additional paid-in capital                                               750,869,820          11,157,564          742,012,768
Undistributed (excess of distributions over) net investment income                62                (224)            (333,486)
Accumulated net realized gain (loss) (Note 9)                                 (9,647)            (47,317)         (48,791,084)
Unrealized appreciation (depreciation) on investments and on translation
  of assets and liabilities in foreign currencies                                 --            (874,793)         (65,854,821)
                                                                             -------            --------          -----------
Total-- representing net assets applicable to outstanding capital stock $758,445,424         $10,246,668         $627,776,683
                                                                        ============         ===========         ============
Shares outstanding                                                       758,518,923           1,143,834           74,330,586
                                                                         -----------           ---------           ----------
Net asset value per share of outstanding capital stock                  $       1.00         $      8.96         $       8.45
                                                                        ------------         -----------         ------------


See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                           AXP VP -            AXP VP -            AXP VP -
                                                                           Federal              Global              Growth
                                                                           Income                Bond                Fund
Feb. 29, 2000 (Unaudited)                                                   Fund                 Fund

Assets
Investments in securities, at value (Note 1):
   (identified cost $31,187,512, $193,292,146 and $60,895,827)           $30,902,569        $180,956,303          $67,015,670
Cash in bank on demand deposit                                                    34             140,030               83,452
Receivable for investment securities sold                                     16,563              26,775                   --
Dividends and accrued interest receivable                                     94,939           3,618,176               13,247
Unrealized appreciation on foreign currency contracts held,
  at value (Notes 1 and 4)                                                        --              45,069                   --
                                                                              ------              ------                -----
Total assets                                                              31,014,105         184,786,353           67,112,369
                                                                          ----------         -----------           ----------
Liabilities
Dividends payable to shareholders (Note 1)                                   117,759             933,852                   --
Payable for investment securities purchased                                3,975,371                  --              928,852
Unrealized depreciation on foreign currency contracts held,
  at value (Notes 1 and 4)                                                        --              20,283                  --
Accrued investment management services fee                                    12,758             124,152               28,862
Accrued distribution fee                                                       2,614              18,475                5,726
Accrued administrative services fee                                            1,046               8,868                2,291
Other accrued expenses                                                         8,315              24,317               17,163
                                                                               -----              ------               ------
Total liabilities                                                          4,117,863           1,129,947              982,894
                                                                           ---------           ---------              -------
Net assets applicable to outstanding capital stock                       $26,896,242        $183,656,406          $66,129,475
                                                                         ===========        ============          ===========
Represented by
Capital stock-- $.01 par value (Note 1)                                  $    27,235        $    194,483          $    54,301
Additional paid-in capital                                                27,123,795         201,272,908           60,135,596
Undistributed (excess of distributions over) net investment income                --              38,040              (16,302)
Accumulated net realized gain (loss) (Note 9)                                 55,940          (5,360,574)            (163,963)
Unrealized appreciation (depreciation) on investments and on translation
  of assets and liabilities in foreign currencies (Notes 4 and 7)           (310,728)        (12,488,451)           6,119,843
                                                                            --------         -----------            ---------
Total-- representing net assets applicable to outstanding capital stock  $26,896,242        $183,656,406          $66,129,475
                                                                         ===========        ============          ===========
Shares outstanding                                                         2,723,487          19,448,277            5,430,121
                                                                           ---------          ----------            ---------
Net asset value per share of outstanding capital stock                   $      9.88        $       9.44          $     12.18
                                                                         -----------        ------------          -----------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                            AXP VP -            AXP VP -            AXP VP -
                                                                         International           Managed              New
                                                                             Fund                 Fund             Dimensions
Feb. 29, 2000 (Unaudited)                                                                                           Fund

Assets
Investments in securities, at value (Note 1):
  (identified cost $2,155,258,411, $3,925,429,171 and $3,039,800,813)   $2,720,617,354      $5,296,396,666       $4,798,771,329
Cash in bank on demand deposit (including foreign currency
   holdings of $1,229,512 for AXP VP - International Fund)                   1,833,712             333,193                   --
Receivable for investment securities sold                                   26,782,726          31,404,785           12,717,598
Dividends and accrued interest receivable                                    5,311,455          25,580,356            2,265,134
Unrealized appreciation on foreign currency contracts held,
  at value (Notes 1 and 4)                                                     180,863                  --                   --
U.S. government securities held as collateral (Note 5)                              --         163,448,869           21,491,404
                                                                              --------         -----------           ----------
Total assets                                                             2,754,726,110       5,517,163,869        4,835,245,465
                                                                         -------------       -------------        -------------
Liabilities
Disbursements in excess of cash on demand deposit                                   --                  --                5,404
Dividends payable to shareholders (Note 1)                                          --          26,755,008            1,259,831
Payable for investment securities purchased                                 19,182,958         159,692,160           24,729,310
Unrealized depreciation on foreign currency contracts held,
  at value (Notes 1 and 4)                                                      64,969                  --                   --
Accrued investment management services fee                                   1,736,972           2,431,462            2,249,654
Accrued distribution fee                                                       264,699             516,274              465,458
Accrued administrative services fee                                             91,944             108,355              154,099
Payable upon return of securities loaned (Note 5)                           39,625,200         192,728,869           21,491,404
Other accrued expenses                                                         539,051             438,607               62,977
Option contracts written at value (premium received,
   $1,600,021 for AXP VP - Managed Fund) (Note 8)                                   --           1,739,062                   --
                                                                               -------           ---------               ------
Total liabilities                                                           61,505,793         384,409,797           50,418,137
                                                                            ----------         -----------           ----------
Net assets applicable to outstanding capital stock                      $2,693,220,317      $5,132,754,072       $4,784,827,328
                                                                        ==============      ==============       ==============
Represented by
Capital stock-- $.01 par value ($.001 for AXP VP - Managed Fund)
  (Note 1)                                                              $    1,449,786      $      266,431       $    2,084,011
Additional paid-in capital                                               1,784,568,370       3,685,954,561        2,956,321,100
Undistributed (excess of distributions over) net investment income          (2,517,403)         (8,141,932)              42,095
Accumulated net realized gain (loss)                                       344,378,855          83,870,394           67,409,606
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies (Note 4)                565,340,709       1,370,804,618        1,758,970,516
                                                                           -----------       -------------        -------------
Total-- representing net assets applicable to outstanding capital stock $2,693,220,317      $5,132,754,072       $4,784,827,328
                                                                        ==============      ==============       ==============
Shares outstanding                                                         144,978,591         266,431,065          208,401,134
                                                                           -----------         -----------          -----------
Net asset value per share of outstanding capital stock                  $        18.58      $        19.26       $        22.96
                                                                        --------------      --------------       --------------


See accompanying notes to financial statements.


Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds

                                                                                               AXP VP -            AXP VP -
                                                                                              Small Cap            Strategy
                                                                                              Advantage           Aggressive
Feb. 29, 2000 (Unaudited)                                                                        Fund                Fund

Assets
Investments in securities, at value (Note 1):
   (identified cost $11,360,286 and $2,943,978,093)                                          $12,426,617       $4,766,608,091
Cash in bank on demand deposit                                                                   495,263                   --
Receivable for investment securities sold                                                        167,243           25,587,113
Dividends and accrued interest receivable                                                          3,631              927,630
U.S. government securities held as collateral (Note 5)                                                --           34,811,116
                                                                                                  ------           ----------
Total assets                                                                                  13,092,754        4,827,933,950
                                                                                              ----------        -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                     --                4,681
Dividends payable to shareholders (Note 1)                                                            --              403,257
Payable for investment securities purchased                                                       96,748           26,989,200
Accrued investment management and services fee                                                     6,744            1,895,729
Accrued distribution fee                                                                           1,067                   --
Accrued administrative services fee                                                                  512              126,495
Payable upon return of securities loaned (Note 5)                                                     --          194,965,516
Other accrued expenses                                                                             7,088               30,906
Option contracts written at value (premium received, $1,630,895 for AXP VP -
   Strategy Aggressive Fund) (Note 8)                                                                 --            1,457,500
                                                                                                  ------            ---------
Total liabilities                                                                                112,159          225,873,284
                                                                                                 -------          -----------
Net assets applicable to outstanding capital stock                                           $12,980,595       $4,602,060,666
                                                                                             ===========       ==============
Represented by
Capital stock-- $.01 par value                                                               $    10,597       $    1,506,175
Additional paid-in capital                                                                    11,164,190        1,961,613,022
Excess of distributions over net investment income                                               (15,601)            (350,784)
Accumulated net realized gain (loss)                                                             755,078          816,488,860
Unrealized appreciation (depreciation) on investments and on translation of
   assets and liabilities in foreign currencies                                                1,066,331        1,822,803,393
                                                                                               ---------        -------------
Total-- representing net assets applicable to outstanding capital stock                      $12,980,595       $4,602,060,666
                                                                                             ===========       ==============
Shares outstanding                                                                             1,059,684          150,617,496
                                                                                               ---------          -----------
Net asset value per share of outstanding capital stock                                       $     12.25       $        30.55
                                                                                             -----------       --------------


See accompanying notes to financial statements.

Statements of operations
American Express Variable Portfolio Funds

                                                                            AXP VP -           AXP VP -            AXP VP -
                                                                           Blue Chip             Bond              Capital
                                                                           Advantage             Fund              Resource
Six months ended Feb. 29, 2000 (Unaudited)                                   Fund*                                   Fund

Investment income
Income:
Dividends                                                                  $  62,721        $  1,313,702         $ 20,987,158
Interest                                                                      16,134          66,816,025            3,204,688
Less foreign taxes witheld                                                        (3)                 --              (30,539)
                                                                                  --               -----              -------
Total income                                                                  78,852          68,129,727           24,161,307
                                                                              ------          ----------           ----------
Expenses (Note 2):
Investment management services fee                                            33,274           5,069,931           17,455,679
Distribution fee                                                               7,390             930,021            3,244,445
Administrative services fees and expenses                                      2,378             430,658            1,206,150
Custodian fees                                                                37,048              82,049              217,056
Compensation of board members                                                     --               6,278               12,439
Printing and postage                                                              --              20,813                1,512
Audit fees                                                                     6,000              11,625               11,250
Other                                                                             --               1,083                2,901
                                                                                ----               -----                -----
Total expenses                                                                86,090           6,552,458           22,151,432
   Less expenses reimbursed by AEFC (Note 2)                                 (29,242)                 --                   --
                                                                             -------               -----                -----
                                                                              56,848           6,552,458           22,151,432
   Earnings credits on cash balances (Note 2)                                     (8)                (60)                (772)
                                                                                  --                 ---                 ----
Total net expenses                                                            56,840           6,552,398           22,150,660
                                                                              ------           ---------           ----------
Investment income (loss)-- net                                                22,012          61,577,329            2,010,647
                                                                              ------          ----------            ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            152,136         (31,064,361)         356,996,334
   Financial futures contracts                                                    --           2,949,024                   --
   Foreign currency transactions                                                  --             136,333                   --
   Options contracts written (Note 8)                                             --                  --              334,814
                                   -                                           -----             -------              -------
Net realized gain (loss) on investments                                      152,136         (27,979,004)         357,331,148
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (276,964)          8,331,776          243,687,415
                                                                            --------           ---------          -----------
Net gain (loss) on investments and foreign currencies                       (124,828)        (19,647,228)         601,018,563
                                                                            --------         -----------          -----------
Net increase (decrease) in net assets resulting from operations            $(102,816)       $ 41,930,101         $603,029,210
                                                                           =========        ============         ============

*For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000.
See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                           AXP VP -            AXP VP -            AXP VP -
                                                                            Cash             Diversified            Extra
                                                                          Management        Equity Income           Income
Six months ended Feb. 29, 2000 (Unaudited)                                  Fund                 Fund*               Fund

Investment income
Income:
Dividends                                                                $        --           $  50,730        $   3,058,747
Interest                                                                  21,784,490              14,321           29,570,242
   Less foreign taxes withheld                                                    --                  --               (4,213)
                                                                             -------                ----               ------
Total income                                                              21,784,490              65,051           32,624,776
                                                                          ----------              ------           ----------
Expenses (Note 2):
Investment management services fee                                         1,653,768              14,407            1,941,242
Distribution fee                                                             426,556               3,179              347,905
Administrative services fees and expenses                                    398,221               1,030              171,830
Custodian fees                                                                33,700              31,607               29,104
Compensation of board members                                                  4,477                  --                4,360
Printing and postage                                                              --                  --                4,214
Audit fees                                                                     4,180               6,000                9,250
Other                                                                            200                  --                  320
                                                                                 ---                ----                  ---
Total expenses                                                             2,521,102              56,223            2,508,225
   Less expenses reimbursed by AEFC (Note 2)                                      --             (31,523)                  --
                                                                              ------             -------               ------
                                                                           2,521,102              24,700            2,508,225
   Earnings credits on cash balances (Note 2)                                    (19)                (84)                 (52)
                                                                                 ---                 ---                  ---
Total net expenses                                                         2,521,083              24,616            2,508,173
                                                                           ---------              ------            ---------
Investment income (loss)-- net                                            19,263,407              40,435           30,116,603
                                                                          ----------              ------           ----------
Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                               (436)            (47,541)         (19,489,557)
   Foreign currency transactions                                                  --                 224                  857
                                                                                 ---                 ---                  ---
Net realized gain (loss) on investments                                         (436)            (47,317)         (19,488,700)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                    --            (840,980)          (2,832,646)
                                                                                 ---            --------           ----------
Net gain (loss) on investments and foreign currencies                           (436)           (888,297)         (22,321,346)
                                                                                ----            --------          -----------
Net increase (decrease) in net assets resulting from operations          $19,262,971           $(847,862)       $   7,795,257
                                                                         ===========           =========        =============

*For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                            AXP VP -            AXP VP -            AXP VP -
                                                                            Federal             Global              Growth
                                                                            Income               Bond                Fund*
Six months ended Feb. 29, 2000 (Unaudited)                                   Fund*               Fund

Investment income
Income:
Dividends                                                                  $      --         $        --           $   42,801
Interest                                                                     576,614           5,727,985               74,099
   Less foreign taxes withheld                                                    --             (33,356)                  --
                                                                               -----             -------                -----
Total income                                                                 576,614           5,694,629              116,900
                                                                             -------           ---------              -------
Expenses (Note 2):
Investment management services fee                                            56,847             810,887               74,693
Distribution fee                                                              11,443             107,164               14,780
Administrative services fees and expenses                                      3,643              58,928                4,911
Custodian fees                                                                 1,911              30,207               46,458
Compensation of board members                                                  1,017               3,759                1,017
Printing and postage                                                              --               1,230                   --
Audit fees                                                                     6,500               8,250                6,500
Other                                                                            546               2,285                   --
                                                                                 ---               -----                 ----
Total expenses                                                                81,907           1,022,710              148,359
   Less expenses reimbursed by AEFC (Note 2)                                      --                  --              (34,927)
                                                                                ----              ------              -------
                                                                              81,907           1,022,710              113,432
   Earnings credits on cash balances (Note 2)                                   (202)               (654)                (268)
                                                                                ----                ----                 ----
Total net expenses                                                            81,705           1,022,056              113,164
                                                                              ------           ---------              -------
Investment income (loss)-- net                                               494,909           4,672,573                3,736
                                                                             -------           ---------                -----
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            (27,726)           (706,844)            (163,963)
   Financial futures contracts                                                83,666                  --                   --
   Foreign currency transactions                                                  --              36,963                   --
                                                                               -----              ------                -----
Net realized gain (loss) on investments                                       55,940            (669,881)            (163,963)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              (297,731)         (7,502,302)           6,130,715
                                                                            --------          ----------            ---------
Net gain (loss) on investments and foreign currencies                       (241,791)         (8,172,183)           5,966,752
                                                                            --------          ----------            ---------
Net increase (decrease) in net assets resulting from operations            $ 253,118         $(3,499,610)          $5,970,488
                                                                           =========         ===========           ==========

*For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                            AXP VP -           AXP VP -            AXP VP -
                                                                         International         Managed               New
                                                                             Fund               Fund              Dimensions
Six months ended Feb. 29, 2000 (Unaudited)                                                                           Fund

Investment income
Income:
Dividends                                                               $  7,644,800        $ 11,749,968         $ 11,727,114
Interest                                                                   3,072,198          66,536,575            9,386,064
   Less foreign taxes withheld                                              (678,451)            (17,090)                  --
                                                                            --------             -------               ------
Total income                                                              10,038,547          78,269,453           21,113,178
                                                                          ----------          ----------           ----------
Expenses (Note 2):
Investment management services fee                                        10,149,840          15,126,924           12,522,053
Distribution fee                                                           1,389,302           2,862,814            2,332,907
Administrative services fees and expenses                                    555,576             708,174              898,134
Custodian fees                                                               433,721             162,546              149,863
Compensation of board members                                                  6,990              11,602                8,834
Printing and postage                                                          16,800              20,000               15,727
Audit fees                                                                    10,000              10,500               11,000
Other                                                                          1,429                  39                2,429
                                                                               -----                  --                -----
Total expenses                                                            12,563,658          18,902,599           15,940,947
   Earnings credits on cash balances (Note 2)                                 (1,990)                (39)                 (23)
                                                                              ------                 ---                  ---
Total net expenses                                                        12,561,668          18,902,560           15,940,924
                                                                          ----------          ----------           ----------
Investment income (loss)-- net                                            (2,523,121)         59,366,893            5,172,254
                                                                          ----------          ----------            ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                        348,599,631          94,452,476           69,017,579
   Foreign currency transactions                                          (3,307,805)             20,900              (42,102)
   Options contracts written (Note 8)                                             --           1,148,705                   --
                                   -                                         -------           ---------               ------
Net realized gain (loss) on investments                                  345,291,826          95,622,081           68,975,477
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    213,686,756         254,322,460          775,849,598
                                                                         -----------         -----------          -----------
Net gain (loss) on investments and foreign currencies                    558,978,582         349,944,541          844,825,075
                                                                         -----------         -----------          -----------
Net increase (decrease) in net assets resulting from operations         $556,455,461        $409,311,434         $849,997,329
                                                                        ============        ============         ============

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds

                                                                                                AXP VP -            AXP VP -
                                                                                               Small Cap            Strategy
                                                                                               Advantage           Aggressive
Six months ended Feb. 29, 2000 (Unaudited)                                                        Fund*               Fund

Investment income
Income:
Dividends                                                                                     $   16,096       $    1,439,994
Interest                                                                                           2,127            9,913,660
   Less foreign taxes withheld                                                                        --              (29,659)
                                                                                                   -----              -------
Total income                                                                                      18,223           11,323,995
                                                                                                  ------           ----------
Expenses (Note 2):
Investment management services fee                                                                22,997            9,035,301
Distribution fee                                                                                   3,640            1,752,381
Administrative services fees and expenses                                                          1,776              744,730
Custodian fees                                                                                    20,593               90,667
Compensation of board members                                                                         --                7,168
Printing and postage                                                                                  --                7,714
Audit fees                                                                                         6,500                8,500
Other                                                                                                 --                1,863
                                                                                                    ----                -----
Total expenses                                                                                    55,506           11,648,324
   Less expenses reimbursed by AEFC (Note 2)                                                     (19,352)                  --
                                                                                                 -------             --------
                                                                                                  36,154           11,648,324
   Earnings credits on cash balances (Note 2)                                                       (132)                (645)
                                                                                                    ----                 ----
Total net expenses                                                                                36,022           11,647,679
                                                                                                  ------           ----------
Investment income (loss)-- net                                                                   (17,799)            (323,684)
                                                                                                 -------             --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                806,578          822,228,078
   Financial futures contracts                                                                        --               (1,974)
   Foreign currency transactions                                                                      --               12,889
   Options contracts written (Note 8)                                                                 --              263,364
                                   -                                                               -----              -------
Net realized gain (loss) on investments                                                          806,578          822,502,357
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                 1,092,910        1,527,603,815
                                                                                               ---------        -------------
Net gain (loss) on investments and foreign currencies                                          1,899,488        2,350,106,172
                                                                                               ---------        -------------
Net increase (decrease) in net assets resulting from operations                               $1,881,689       $2,349,782,488
                                                                                              ==========       ==============

*For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000.

See accompanying notes to financial statements.

Statements of changes in net assets
American Express Variable Portfolio Funds

                                                             AXP VP - Blue Chip Advantage Fund              AXP VP - Bond Fund
                                                                     Feb. 29, 2000                 Feb. 29, 2000      Aug. 31, 1999
                                                                      Period ended *               Six months ended      Year ended
                                                                       (Unaudited)                    (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $    22,012              $     61,577,329      $   133,946,467
Net realized gain (loss) on investments                                  152,136                   (27,979,004)         (59,672,912)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (276,964)                    8,331,776          (28,854,381)
                                                                        --------                     ---------          -----------
Net increase (decrease) in net assets resulting from operations         (102,816)                   41,930,101           45,419,174
                                                                        --------                    ----------           ----------
Distributions to shareholders from:
   Net investment income                                                 (23,542)                  (60,386,399)        (129,854,610)
   Net realized gain                                                          --                            --           (4,108,552)
                                                                          ------                       -------            ----------
Total distributions                                                      (23,542)                  (60,386,399)        (133,963,162)
                                                                         -------                   -----------         ------------
Capital share transactions (Note 6)
Proceeds from sales                                                   29,762,418                    64,317,707          106,635,029
Reinvestment of distributions at net asset value                          15,375                    50,730,862          133,963,162
Payments for redemptions                                              (2,315,146)                 (250,175,686)        (254,262,401)
                                                                      ----------                  ------------         ------------
Increase (decrease) in net assets from capital share transactions     27,462,647                  (135,127,117)         (13,664,210)
                                                                      ----------                  ------------          -----------
Total increase (decrease) in net assets                               27,336,289                  (153,583,415)        (102,208,198)
Net assets at beginning of period                                      1,982,818                 1,750,287,659        1,852,495,857
                                                                       ---------                 -------------        -------------
Net assets at end of period                                          $29,319,107                $1,596,704,244       $1,750,287,659
                                                                     ===========                ==============       ==============
Undistributed net investment income                                  $        --                $    2,663,995       $    1,473,065
                                                                     ---------                  --------------       --------------

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                      AXP VP - Capital Resource Fund           AXP VP - Cash Management Fund
                                                     Feb. 29, 2000        Aug. 31, 1999      Feb. 29, 2000       Aug. 31, 1999
                                                   Six months ended        Year ended      Six months ended       Year ended
                                                      (Unaudited)                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                   $    2,010,647       $    9,103,562         $ 19,263,407        $ 25,541,730
Net realized gain (loss) on investments             357,331,148          572,334,253                 (436)             (6,680)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies  243,687,415        1,167,038,381                   --                  --
                                                    -----------        -------------              -------             -------
Net increase (decrease) in net assets resulting
   from operations                                  603,029,210        1,748,476,196           19,262,971          25,535,050
Distributions to shareholders from:
   Net investment income                             (2,274,939)          (9,103,562)         (19,263,425)        (25,541,732)
   Net realized gain                               (570,916,154)        (401,677,258)                  --                  --
                                                   ------------         ------------
Total distributions                                (573,191,093)        (410,780,820)         (19,263,425)        (25,541,732)
                                                   ------------         ------------          -----------         -----------
Capital share transactions (Note 6)
Proceeds from sales                                  86,075,626           84,199,124          520,896,057         603,358,465
Reinvestment of distributions at net asset value    573,191,093          410,780,820           16,006,150          25,541,732
Payments for redemptions                           (411,992,401)        (665,014,906)        (468,075,947)       (367,134,897)
                                                   ------------         ------------         ------------        ------------
Increase (decrease) in net assets from capital
   share transactions                               247,274,318         (170,034,962)          68,826,260         261,765,300
                                                    -----------         ------------           ----------         -----------
Total increase (decrease) in net assets             277,112,435        1,167,660,414           68,825,806         261,758,618
Net assets at beginning of period                 5,620,566,543        4,452,906,129          689,619,618         427,861,000
                                                  -------------        -------------          -----------         -----------
Net assets at end of period                      $5,897,678,978       $5,620,566,543         $758,445,424        $689,619,618
                                                 ==============       ==============         ============        ============
Undistributed (excess of distributions over)
   net investment income                         $     (325,771)      $      (61,479)        $         62        $         80
                                                 --------------       --------------         ------------        ------------


See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                        AXP VP - Diversified Equity Income Fund       AXP VP - Extra Income Fund
                                                                    Feb. 29, 2000                 Feb. 29, 2000       Aug. 31, 1999
                                                                     Period ended*               Six months ended       Year ended
                                                                     (Unaudited)                   (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $    40,435                  $ 30,116,603         $ 61,117,522
Net realized gain (loss) on investments                                 (47,317)                  (19,488,700)         (29,699,969)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  (840,980)                   (2,832,646)         (14,674,862)
                                                                       --------                    ----------          -----------
Net increase (decrease) in net assets resulting from operations        (847,862)                    7,795,257           16,742,691
                                                                       --------                     ---------           ----------
Distributions to shareholders from:
   Net investment income                                                (42,063)                  (29,775,174)         (61,060,060)
   Net realized gain                                                         --                            --           (6,531,786)
                                                                          -----                         -----           ----------
Total distributions                                                     (42,063)                  (29,775,174)         (67,591,846)
                                                                        -------                   -----------          -----------
Capital share transactions (Note 6)
Proceeds from sales                                                  11,253,308                    50,937,531           88,193,720
Reinvestment of distributions at net asset value                         21,182                    24,989,498           67,591,846
Payments for redemptions                                             (2,105,488)                  (64,208,305)         (31,179,532)
                                                                     ----------                   -----------          -----------
Increase (decrease) in net assets from capital share transactions     9,169,002                    11,718,724          124,606,034
                                                                      ---------                    ----------          -----------
Total increase (decrease) in net assets                               8,279,077                   (10,261,193)          73,756,879
Net assets at beginning of period                                     1,967,591                   638,037,876          564,280,997
                                                                      ---------                   -----------          -----------
Net assets at end of period                                         $10,246,668                  $627,776,683         $638,037,876
                                                                    ===========                  ============         ============
Excess of distributions over net investment income                  $      (224)                 $   (333,486)        $   (674,915)
                                                                    -----------                  ------------         ------------

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.


See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                             AXP VP - Federal Income Fund             AXP VP - Global Bond Fund
                                                                     Feb. 29, 2000                Feb. 29, 2000       Aug. 31, 1999
                                                                     Period ended*              Six months ended       Year ended
                                                                      (Unaudited)                 (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $   494,909                $  4,672,573         $ 10,780,290
Net realized gain (loss) on investments                                   55,940                    (669,881)          (5,258,630)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (297,731)                 (7,502,302)          (1,292,387)
                                                                        --------                  ----------           ----------
Net increase (decrease) in net assets resulting from operations          253,118                  (3,499,610)           4,229,273
                                                                         -------                  ----------            ---------
Distributions to shareholders from:
   Net investment income                                                (494,909)                 (4,268,356)         (10,036,136)
   Net realized gain                                                          --                          --              (60,153)
                                                                           -----                      ------              -------
Total distributions                                                     (494,909)                 (4,268,356)         (10,096,289)
                                                                        --------                  ----------          -----------
Capital share transactions (Note 6)
Proceeds from sales                                                   30,976,361                  13,205,199           26,082,577
Reinvestment of distributions at net asset value                         383,737                   3,334,505           10,096,289
Payments for redemptions                                             (14,209,068)                (22,541,563)         (16,223,051)
                                                                     -----------                 -----------          -----------
Increase (decrease) in net assets from capital share transactions     17,151,030                  (6,001,859)          19,955,815
                                                                      ----------                  ----------           ----------
Total increase (decrease) in net assets                               16,909,239                 (13,769,825)          14,088,799
Net assets at beginning of period                                      9,987,003                 197,426,231          183,337,432
                                                                       ---------                 -----------          -----------
Net assets at end of period                                          $26,896,242                $183,656,406         $197,426,231
                                                                     ===========                ============         ============
Undistributed (excess of distributions over) net investment income   $        --                $     38,040         $   (366,177)
                                                                     -----------                ------------         ------------

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                  AXP VP - Growth Fund              AXP VP - International Fund
                                                                     Feb. 29, 2000               Feb. 29, 2000       Aug. 31, 1999
                                                                     Period ended *            Six months ended       Year ended
                                                                      (Unaudited)                 (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $     3,736               $   (2,523,121)      $   14,983,400
Net realized gain (loss) on investments                                 (163,963)                 345,291,826          350,164,528
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  6,130,715                  213,686,756           64,235,687
                                                                       ---------                  -----------           ----------
Net increase (decrease) in net assets resulting from operations        5,970,488                  556,455,461          429,383,615
                                                                       ---------                  -----------          -----------
Distributions to shareholders from:
   Net investment income                                                 (21,500)                    (208,593)          (8,959,567)
   Net realized gain                                                          --                 (357,101,333)         (10,584,503)
                                                                           -----                 ------------          -----------
Total distributions                                                      (21,500)                (357,309,926)         (19,544,070)
                                                                         -------                 ------------          -----------
Capital share transactions (Note 6)
Proceeds from sales                                                   60,869,830                  147,464,051          189,648,648
Reinvestment of distributions at net asset value                          21,500                  357,309,926           19,544,070
Payments for redemptions                                              (2,701,433)                (231,729,988)        (420,734,802)
                                                                      ----------                 ------------         ------------
Increase (decrease) in net assets from capital share transactions     58,189,897                  273,043,989         (211,542,084)
                                                                      ----------                  -----------         ------------
Total increase (decrease) in net assets                               64,138,885                  472,189,524          198,297,461
Net assets at beginning of period                                      1,990,590                2,221,030,793        2,022,733,332
                                                                       ---------                -------------        -------------
Net assets at end of period                                          $66,129,475               $2,693,220,317       $2,221,030,793
                                                                     ===========               ==============       ==============
Undistributed (excess of distributions over) net investment income   $   (16,302)              $   (2,517,403)      $      214,311
                                                                     -----------               --------------       --------------

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                           AXP VP - Managed Fund               AXP VP - New Dimensions Fund
                                                     Feb. 29, 2000        Aug. 31, 1999      Feb. 29, 2000       Aug. 31, 1999
                                                   Six months ended        Year ended      Six months ended       Year ended
                                                      (Unaudited)                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                    $   59,366,893       $  131,674,116       $    5,172,254      $    9,929,837
Net realized gain (loss) on investments               95,622,081          212,352,905           68,975,477          32,818,556
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies   254,322,460          655,721,269          775,849,598         838,085,236
                                                     -----------          -----------          -----------         -----------
Net increase (decrease) in net assets resulting
   from operations                                   409,311,434          999,748,290          849,997,329         880,833,629
                                                     -----------          -----------          -----------         -----------
Distributions to shareholders from:
   Net investment income                             (59,252,135)        (131,267,722)          (5,130,152)         (9,929,837)
   Net realized gain                                (227,051,206)        (431,748,610)         (34,324,741)         (2,459,211)
                                                    ------------         ------------          -----------          ----------
Total distributions                                 (286,303,341)        (563,016,332)         (39,454,893)        (12,389,048)
                                                    ------------         ------------          -----------         -----------
Capital share transactions (Note 6)
Proceeds from sales                                   98,558,997          130,228,291          442,094,439         744,395,091
Reinvestment of distributions at net asset value     259,548,332          563,016,332           38,195,062          12,389,048
Payments for redemptions                            (394,092,186)        (497,199,202)         (44,229,255)        (46,528,713)
                                                    ------------         ------------          -----------         -----------
Increase (decrease) in net assets from capital
   share transactions                                (35,984,857)         196,045,421          436,060,246         710,255,426
                                                     -----------          -----------          -----------         -----------
Total increase (decrease) in net assets               87,023,236          632,777,379        1,246,602,682       1,578,700,007
Net assets at beginning of period                  5,045,730,836        4,412,953,457        3,538,224,646       1,959,524,639
                                                   -------------        -------------        -------------       -------------
Net assets at end of period                       $5,132,754,072       $5,045,730,836       $4,784,827,328      $3,538,224,646
                                                  ==============       ==============       ==============      ==============
Undistributed (excess of distributions over)
   net investment income                          $   (8,141,932)      $   (8,256,690)      $       42,095      $           (7)
                                                  --------------       --------------       --------------      --------------


See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                           AXP VP - Small Cap Advantage Fund  AXP VP - Strategy Aggressive Fund
                                                                     Feb. 29, 2000             Feb. 29, 2000       Aug. 31, 1999
                                                                     Period ended*           Six months ended       Year ended
                                                                      (Unaudited)              (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $    (17,799)            $     (323,684)      $    7,129,382
Net realized gain (loss) on investments                                  806,578                822,502,357          260,100,632
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  1,092,910              1,527,603,815          400,514,769
                                                                       ---------              -------------          -----------
Net increase (decrease) in net assets resulting from operations        1,881,689              2,349,782,488          667,744,783
                                                                       ---------              -------------          -----------
Distributions to shareholders from:
   Net investment income                                                      --                         --           (7,142,316)
   Net realized gain                                                     (51,500)              (252,883,137)        (148,760,451)
                                                                         -------               ------------         ------------
Total distributions                                                      (51,500)              (252,883,137)        (155,902,767)
                                                                         -------               ------------         ------------
Capital share transactions (Note 6)
Proceeds from sales                                                   14,403,320                143,102,788           69,869,156
Reinvestment of distributions at net asset value                          51,500                254,972,408          155,902,767
Payments for redemptions                                              (6,280,033)              (220,235,861)        (385,883,333)
                                                                      ----------               ------------         ------------
Increase (decrease) in net assets from capital share transactions      8,174,787                177,839,335         (160,111,410)
                                                                       ---------                -----------         ------------
Total increase (decrease) in net assets                               10,004,976              2,274,738,686          351,730,606
Net assets at beginning of period                                      2,975,619              2,327,321,980        1,975,591,374
                                                                       ---------              -------------        -------------
Net assets at end of period                                          $12,980,595             $4,602,060,666       $2,327,321,980
                                                                     ===========             ==============       ==============
Excess of distributions over net investment income                   $   (15,601)            $     (350,784)      $      (27,100)
                                                                     -----------             --------------       --------------

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

See accompanying notes to financial statements.

Notes to Financial Statements
American Express Variable Portfolio Funds
(Unaudited as to Feb. 29, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The primary investments of each Fund are as follows:

     AXP VP - Blue Chip Advantage Fund invests primarily in common stocks of companies that are included in the S&P 500;

     AXP VP - Bond Fund invests primarily in bonds and other debt obligations;

     AXP VP - Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock;

     AXP VP - Cash Management Fund invests primarily in money market securities;

     AXP VP - Diversified Equity Income Fund invests primarily in equity securities;

     AXP VP - Extra Income Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments;

     AXP VP - Federal Income Fund invests primarily in debt obligations;

     AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers;

     AXP VP - Growth Fund invest primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities;

     AXP VP - International Fund invests primarily in equity securities of foreign issuers that offer strong growth potential;

     AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities;

     AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth;

     AXP VP - Small Cap Advantage Fund invests primarily in equity securities;
     and

     AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

Shares of each Fund are sold through the purchase of a variable annuity contract or life insurance policy.

The Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except AXP VP - Cash Management Fund, may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb. 29, 2000, investments in securities for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP Managed Fund and AXP VP - Strategy Aggressive Fund included issues that are illiquid which these Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 29, 2000, was $17,118,352, $16,926,576, $4,052,363
and $34,001,776 representing 1.06%, 1.38%, 0.08% and 0.74% of net assets for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP Strategy Aggressive Fund, respectively. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Managed Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Funds designate cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Feb. 29, 2000, AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Managed Fund had entered into outstanding when-issued or forward commitments of $20,113,542, $3,975,372 and $146,904,253, respectively.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

Dividends

As of Feb. 29, 2000, dividends declared for each Fund payable March 1, 2000 are as follows:

       Fund                                                   Amount per share

AXP VP - Blue Chip Advantage Fund                                     $0.003
AXP VP - Bond Fund                                                     0.062
AXP VP - Capital Resource Fund                                         0.000
AXP VP - Cash Management Fund                                          0.004
AXP VP - Diversified Equity Income Fund                                0.018
AXP VP - Extra Income Fund                                             0.064
AXP VP - Federal Income Fund                                           0.044
AXP VP - Global Bond Fund                                              0.048
AXP VP - Growth Fund                                                   0.000
AXP VP - International Fund                                            0.000
AXP VP - Managed Fund                                                  0.100
AXP VP - New Dimensions Fund                                           0.006
AXP VP - Small Cap Advantage Fund                                      0.000
AXP VP - Strategy Aggressive Fund                                      0.000

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP - Bond, AXP VP - Cash Management, AXP VP - Extra Income, AXP VP Federal Income and AXP VP - Global Bond Funds and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage, AXP VP
- Capital Resource, AXP VP - Diversified Equity Income, AXP VP - Growth, AXP VP International, AXP VP - Managed, AXP VP - New Dimensions, AXP VP- Small Cap Advantage and AXP VP - Strategy Aggressive Funds. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

             Fund                                         Percentage Range

AXP VP - Blue Chip Advantage Fund                         0.560% to 0.470%
AXP VP - Bond Fund                                        0.610% to 0.535%
AXP VP - Capital Resource Fund                            0.630% to 0.570%
AXP VP - Cash Management Fund                             0.510% to 0.440%
AXP VP - Diversified Equity Income Fund                   0.560% to 0.470%
AXP VP - Extra Income Fund                                0.620% to 0.545%
AXP VP - Federal Income Fund                              0.610% to 0.535%
AXP VP - Global Bond Fund                                 0.840% to 0.780%
AXP VP - Growth Fund                                      0.630% to 0.570%
AXP VP - International Fund                               0.870% to 0.795%
AXP VP - Managed Fund                                     0.630% to 0.550%
AXP VP - New Dimensions Fund                              0.630% to 0.570%
AXP VP - Small Cap Advantage Fund                         0.790% to 0.650%
AXP VP - Strategy Aggressive Fund                         0.650% to 0.575%

For AXP VP - Blue Chip Advantage Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Growth Fund and AXP VP Small Cap Advantage Fund the fee will be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of the Fund to the Lipper Growth and Income Fund Index for AXP VP - Blue Chip Advantage Fund, the Lipper Equity Income Fund Index for AXP VP - Diversified Equity Income Fund, the Lipper Growth and Income Fund Index for AXP VP - Growth Fund and the Lipper Small Cap Fund Index for AXP VP - Small Cap Advantage Fund. The maximum adjustment is 0.08% (0.12% for AXP VP - Small Cap Advantage Fund) of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made in February 2000 and will cover the four-month period beginning Oct. 1, 1999. The adjustment decreased the fee by $14 and $388 for AXP VP - Blue Chip Advantage Fund and AXP VP - Small Cap Advantage Fund, respectively, for the six months ended Feb. 29, 2000. The adjustment increased the fee by $21 for AXP VP - Diversified Equity Income Fund for the six months ended Feb. 29, 2000.

IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

             Fund                                          Percentage Range

AXP VP - Blue Chip Advantage Fund                          0.040% to 0.020%
AXP VP - Bond Fund                                         0.050% to 0.025%
AXP VP - Capital  Resource Fund                            0.050% to 0.030%
AXP VP - Cash Management Fund                              0.030% to 0.020%
AXP VP - Diversified  Equity Income Fund                   0.040% to 0.020%
AXP VP - Extra Income Fund                                 0.050% to 0.025%
AXP VP - Federal  Income Fund                              0.050% to 0.025%
AXP VP - Global Bond Fund                                  0.060% to 0.040%
AXP VP - Growth Fund                                       0.050% to 0.030%
AXP VP - International  Fund                               0.060% to 0.035%
AXP VP - Managed  Fund                                     0.040% to 0.020%
AXP VP - New  Dimensions  Fund                             0.050% to 0.030%
AXP VP - Small Cap Advantage Fund                          0.060% to 0.035%
AXP VP - Strategy  Aggressive Fund                         0.060% to 0.035%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Effective Sept. 21, 1999, the Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

Through Aug. 31, 2000, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets as follows:

             Fund                                                Percentage

AXP VP - Blue Chip Advantage Fund                                  0.950%
AXP VP - Diversified Equity Income Fund                            0.950%
AXP VP - Federal Income Fund                                       0.875%
AXP VP - Growth Fund                                               0.950%
AXP VP - Small Cap Advantage Fund                                  1.225%

During the six months ended Feb. 29, 2000, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

             Fund                                                 Reduction

AXP VP - Blue Chip Advantage Fund*                                    $8
AXP VP - Bond Fund                                                    60
AXP VP - Capital Resource Fund                                       772
AXP VP - Cash Management Fund                                         19
AXP VP - Diversified Equity Income Fund*                              84
AXP VP - Extra Income Fund                                            52
AXP VP - Federal Income Fund*                                        202
AXP VP - Global Bond Fund                                            654
AXP VP - Growth Fund*                                                268
AXP VP - International Fund                                        1,990
AXP VP - Managed Fund                                                 39
AXP VP - New Dimensions Fund                                          23
AXP VP - Small Cap Advantage Fund*                                   132
AXP VP - Strategy Aggressive Fund                                    645

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

3. SECURITIES TRANSACTIONS

For the six months ended Feb. 29, 2000, cost of purchases and proceeds from sales of securities aggregated, respectively, $2,282,320,594 and $2,210,660,800 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

             Fund                                 Purchases          Proceeds
AXP VP - Blue Chip Advantage Fund*              $49,354,592        $22,412,506
AXP VP - Bond Fund                              758,592,648        837,541,308
AXP VP - Capital Resource Fund                1,195,615,772      1,767,501,421
AXP VP - Diversified Equity Income Fund*          9,044,033            493,696
AXP VP - Extra Income Fund                      175,717,438        151,642,531
AXP VP - Federal Income Fund*                    15,693,432          1,365,619
AXP VP - Global Bond Fund                        45,566,114         55,816,367
AXP VP - Growth Fund*                            55,002,049          1,718,061
AXP VP - International Fund                   1,485,519,045      1,538,387,587
AXP VP - Managed Fund                         1,109,064,241      1,207,354,401
AXP VP - New Dimensions Fund                    841,881,623        431,446,502
AXP VP - Small Cap Advantage*                    11,852,861          4,226,449
AXP VP - Strategy Aggressive Fund             2,026,060,729      2,088,869,629

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the six months ended Feb. 29, 2000 are as follows:

             Fund                                              Amount paid
AXP VP - Blue Chip Advantage Fund*                                  $11
AXP VP - Capital Resource Fund                                  338,403
AXP VP - Diversified Equity Income Fund*                              2
AXP VP - Growth Fund*                                               132
AXP VP - Managed Fund                                            85,083
AXP VP - New Dimensions Fund                                     26,658
AXP VP - Strategy Aggressive Fund                                81,906

*For the period from Sept. 15, 1999 (commencement of operations) through Feb. 29, 2000.

4. FOREIGN CURRENCY CONTRACTS

As of Feb. 29, 2000, AXP VP - Global Bond Fund and AXP VP - International Fund had entered into foreign currency exchange contracts that obligate the Fund's to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Global Bond Fund

Exchange date                         Currency to               Currency to                Unrealized             Unrealized
                                     be delivered               be received               appreciation           depreciation

March 7, 2000                         300,000,000                2,777,778                  $45,069                    $--
Japanese Yen                          U.S. Dollar
March 31, 2000                        210,000,000                1,900,452                       --                 20,283
Japanese Yen                          U.S. Dollar
                                                                                              -----                  -----
                                                                                            $45,069                $20,283


AXP VP - International Fund

Exchange date                         Currency to               Currency to                Unrealized             Unrealized
                                     be delivered               be received               appreciation           depreciation

March 1, 2000                          4,377,933                 2,550,530                  $10,389                   $--
Singaporan Dollar                     U.S. Dollar
March 1, 2000                           279,605                   174,622                        --                 3,711
U.S. Dollar                          British Pound
March 2, 2000                          9,779,624                 9,598,016                  167,037                    --
European Monetary Unit                U.S. Dollar
March 2, 2000                           279,949                   163,541                     1,110                    --
Singaporan Dollar                     U.S. Dollar
March 2, 2000                          1,067,108                116,800,284                      --                 4,079
U.S. Dollar                          Japanese Yen
March 2, 2000                          2,636,025                 1,653,520                       --                23,544
U.S. Dollar                          British Pound
March 3, 2000                          4,979,265                 3,130,254                       --                33,635
U.S. Dollar                          British Pound
March 31, 2000                          691,058                   670,119                     2,327                    --
European Monetary Unit                U.S. Dollar
                                                                                             ------                 ------
                                                                                           $180,863                $64,969

5. LENDING OF PORTFOLIO SECURITIES

Presented below is information regarding securities on loan as of Feb. 29, 2000.

                                                            AXP VP -                   AXP VP -                 AXP VP -
                                                             Bond                      Capital                International
                                                             Fund                      Resource                   Fund
                                                                                         Fund

Value of securities on loan to brokers                    $50,852,244                $12,278,750               $40,825,110
Collateral received for securities loaned:
Cash                                                              $--                $12,674,000               $39,625,200
U.S. government securities, at value                       53,570,003                         --                        --
                                                           ----------                    -------                    ------
Total collateral received for securities loaned           $53,570,003                $12,674,000               $39,625,200

                                                            AXP VP -                   AXP VP -                  AXP VP -
                                                            Managed                      New                     Strategy
                                                             Fund                     Dimensions                Aggressive
                                                                                         Fund                      Fund

Value of securities on loan to brokers                   $182,131,950                $20,709,633              $202,254,567
Collateral received for securities loaned:
Cash                                                      $29,280,000                        $--              $160,154,400
U.S. government securities, at value                      163,448,869                 21,491,404                34,811,116
                                                          -----------                 ----------                ----------
Total collateral received for securities  loaned         $192,728,869                $21,491,404              $194,965,516

Income from securities lending amounted to $33,635, $159,136, $51, $363,158, $383,012, $13,502 and $866,722 for AXP VP - Bond Fund, AXP VP - Capital Resource
Fund, AXP VP - Global Bond Fund, AXP VP -  International  Fund, AXP VP - Managed
Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, respectively, for the six months ended Feb. 29, 2000.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                             Six months ended Feb. 29, 2000

                                                            AXP VP -                     AXP VP -                 AXP VP -
                                                           Blue Chip                      Bond                    Capital
                                                           Advantage                      Fund                    Resource
                                                             Fund*                                                  Fund

Sold                                                        2,837,165                  6,109,858                 2,458,231
Issued for reinvested distributions                             1,475                  4,818,605                17,347,021
Redeemed                                                     (217,773)               (23,791,332)              (11,759,314)
                                                             --------                -----------               -----------
Net increase (decrease)                                     2,620,867                (12,862,869)                8,045,938

                                                                             Six months ended Feb. 29, 2000

                                                            AXP VP -                     AXP VP -                 AXP VP -
                                                             Cash                      Diversified                 Extra
                                                           Management                 Equity Income*               Income
                                                              Fund                         Fund                     Fund

Sold                                                      520,946,594                  1,151,714                 5,970,849
Issued for reinvested distributions                        16,006,883                      2,110                 2,934,281
Redeemed                                                 (468,121,408)                  (209,990)               (7,532,473)
                                                         ------------                   --------                ----------
Net increase (decrease)                                    68,832,069                    943,834                 1,372,657

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

                                                                             Six months ended Feb. 29, 2000

                                                             AXP VP -                   AXP VP -                 AXP VP -
                                                             Federal                     Global                   Growth
                                                             Income                       Bond                     Fund*
                                                              Fund*                       Fund

Sold                                                        3,113,935                  1,353,370                 5,471,915
Issued for reinvested distributions                            38,664                    342,890                     2,031
Redeemed                                                   (1,429,112)                (2,317,229)                 (243,825)
                                                           ----------                 ----------                  --------
Net increase (decrease)                                     1,723,487                   (620,969)                5,230,121


                                                                             Six months ended Feb. 29, 2000

                                                            AXP VP -                    AXP VP -                 AXP VP -
                                                         International                  Managed                    New
                                                             Fund                        Fund                  Dimensions
                                                                                                                  Fund

Sold                                                        8,136,555                  5,127,093                21,120,989
Issued for reinvested distributions                        20,862,437                 13,937,940                 1,854,426
Redeemed                                                  (12,735,253)               (20,456,603)               (2,096,056)
                                                          -----------                -----------                ----------
Net increase (decrease)                                    16,263,739                 (1,391,570)               20,879,359


                                                                             Six months ended Feb. 29, 2000

                                                                                         AXP VP -                 AXP VP -
                                                                                        Small Cap                Strategy
                                                                                        Advantage*              Aggressive
                                                                                          Fund                     Fund

Sold                                                                                   1,357,035                 6,439,686
Issued for reinvested distributions                                                        5,023                13,299,832
Redeemed                                                                                (602,374)              (10,527,005)
                                                                                        --------               -----------
Net increase (decrease)                                                                  759,684                 9,212,513


                                                                                Year ended Aug. 31, 1999

                                                            AXP VP -                    AXP VP -                 AXP VP -
                                                             Bond                       Capital                    Cash
                                                             Fund                       Resource                Management
                                                                                          Fund                     Fund

Sold                                                        9,705,292                  2,571,389               603,415,090
Issued for reinvested distributions                        12,224,882                 14,021,994                25,544,144
Redeemed                                                  (23,348,532)               (20,385,941)             (367,169,580)
                                                          -----------                -----------              ------------
Net increase (decrease)                                    (1,418,358)                (3,792,558)              261,789,654

*For the period from Sept.  15, 1999  (commencement  of  operations) to Feb. 29,
2000.

                                                                                Year ended Aug. 31, 1999

                                                            AXP VP -                     AXP VP -                 AXP VP -
                                                             Extra                        Global               International
                                                             Income                        Bond                    Fund
                                                              Fund                         Fund

Sold                                                        9,758,757                  2,510,601                12,212,960
Issued for reinvested distributions                         7,511,830                    981,534                 1,096,574
Redeemed                                                   (3,462,581)                (1,593,306)              (26,524,212)
                                                           ----------                 ----------               -----------
Net increase (decrease)                                    13,808,006                  1,898,829               (13,214,678)

                                                                                Year ended Aug. 31, 1999

                                                            AXP VP -                    AXP VP -                 AXP VP -
                                                            Managed                       New                    Strategy
                                                             Fund                      Dimensions               Aggressive
                                                                                          Fund                     Fund

Sold                                                        6,954,626                 42,053,242                 4,611,926
Issued for reinvested distributions                        31,767,507                    669,065                11,423,262
Redeemed                                                  (26,684,346)                (2,661,999)              (25,418,985)
                                                          -----------                 ----------               -----------
Net increase (decrease)                                    12,037,787                 40,060,308                (9,383,797)

7. FUTURES CONTRACTS

As of Feb. 29, 2000, AXP VP - Bond Fund's investments in securities included securities valued at $6,136,693 that were pledged as collateral to cover initial margin deposits on 1,150 open sale interest rate contracts. The market value of the open sale contracts as of Feb. 29, 2000 was $111,411,721 with a net unrealized loss of $13,512. See "Summary of significant accounting policies."

As of Feb. 29, 2000, AXP VP - Federal Income Fund's investments in securities included securities valued at $50,482 that were pledged as collateral to cover initial margin deposits on 40 open sale interest rate contracts. The market value of the open sale contracts as of Feb. 29, 2000 was $3,865,938 with a net unrealized loss of $25,785. See "Summary of significant accounting policies."

8. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts  associated with options  contracts written by AXP
VP - Capital Resource Fund during the six months ended Feb. 29, 2000 are as follows:

                                                         Calls
                                            Contracts               Premium
Balance Aug. 31, 1999                            --                    $--
Opened                                        1,375             1,064,277
Closed or expired                            (1,100)             (334,814)
Exercised                                      (275)             (729,463)
                                               ----              --------
Balance Feb. 29, 2000                            --                    $--

See "Summary of significant accounting policies."

Contracts and premium amounts  associated with options  contracts written by AXP
VP - Managed Fund during the six months ended Feb. 29, 2000 are as follows:

                                                               Calls                                      Puts
                                                  Contracts            Premium               Contracts             Premium
Balance Aug. 31, 1999                                  --                    $--                2,500            $1,198,710
Opened                                              9,000             1,728,267                    --                    --
Closed or expired                                  (1,000)             (128,246)               (2,500)           (1,198,710)
                                                   ------              --------                ------            ----------
Balance Feb. 29, 2000                               8,000            $1,600,021                    --                    $--

See "Summary of significant accounting policies."

Contracts and premium amounts  associated with options  contracts written by AXP
VP - Strategy Aggressive Fund during the six months ended Feb. 29, 2000 are as follows:

                                                               Calls                                      Puts
                                                  Contracts            Premium               Contracts             Premium
Balance Aug. 31, 1999                                  --                    $--                4,450            $1,299,571
Opened                                             12,690             4,479,589                12,050             5,275,757
Closed or expired                                  (7,000)           (2,569,709)              (14,084)           (4,710,856)
Exercised                                          (3,790)           (1,449,346)               (1,716)             (694,111)
                                                   ------            ----------                ------              --------
Balance Feb. 29, 2000                               1,900              $460,534                   700            $1,170,361

See "Summary of significant accounting policies."


9. CAPITAL LOSS CARRYOVER
For federal income tax purposes, AXP VP - Bond Fund, AXP VP - Extra Income Fund and AXP VP - Global Bond Fund had capital loss carryovers as of Aug. 31, 1999 of
$57,229,041,  $29,248,847 and $4,559,469,  respectively, which, if not offset by subsequent capital gains, will expire in 2007 and 2008. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluting each Fund's results.

AXP VP - Blue Chip Advantage Fund


For the period ended Feb. 29,

Per share income and capital changesa

                                                                        2000b

Net asset value, beginning of period                                  $10.00

Income from investment operations:
Net investment income (loss)                                             .02

Net gains (losses) (both realized and unrealized)                        .39

Total from investment operations                                         .41

Less distributions:
Dividends from net investment income                                    (.02)

Net asset value, end of period                                        $10.39

Ratios/supplemental data
Net assets, end of period (in millions)                                  $29

Ratio of expenses to average daily net assetsc                          .95%d,e

Ratio of net investment income (loss) to average daily net assets       .37%d

Portfolio turnover rate (excluding short-term securities)                154%

Total returnf                                                           4.44%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.44% for the period ended Feb. 29, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Bond Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                             2000b          1999           1998            1997          1996

Net asset value, beginning of period                       $10.56         $11.08         $11.99          $11.54        $11.58

Income from investment operations:
Net investment income (loss)                                  .39            .79            .88             .85           .88

Net gains (losses) (both realized and unrealized)            (.12)          (.52)          (.68)            .52          (.07)

Total from investment operations                              .27            .27            .20            1.37           .81

Less distributions:
Dividends from net investment income                         (.38)          (.77)          (.85)           (.84)         (.85)

Distributions from realized gains                              --           (.02)          (.26)           (.07)           --

Excess distributions from realized gains                       --             --             --            (.01)           --

Total distributions                                          (.38)          (.79)         (1.11)           (.92)         (.85)

Net asset value, end of period                             $10.45         $10.56         $11.08          $11.99         $11.54

Ratios/supplemental data
Net assets, end of period (in millions)                    $1,597         $1,750         $1,852          $1,923         $1,912

Ratio of expenses to average daily net assetsc               .78%d          .68%           .67%            .68%           .68%

Ratio of net investment income (loss) to average
daily net assets                                            7.33%d         7.22%          7.39%           7.18%          7.47%

Portfolio turnover rate (excluding short-term securities)     47%            68%            48%             73%            56%

Total returne                                               2.50%          2.40%          1.54%          12.24%          5.82%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Capital Resource Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                            2000b           1999            1998            1997           1996

Net asset value, beginning of period                      $34.62          $26.80          $27.97          $25.57         $24.42

Income from investment operations:
Net investment income (loss)                                 .01             .06             .11             .16            .30

Net gains (losses) (both realized and unrealized)           3.60           10.28            (.54)           6.45           1.22

Total from investment operations                            3.61           10.34            (.43)           6.61           1.52

Less distributions:
Dividends from net investment income                        (.01)           (.06)           (.11)           (.15)          (.29)

Distributions from realized gains                          (3.61)          (2.46)           (.63)          (4.05)          (.07)

Excess distributions from realized gains                      --              --              --            (.01)          (.01)

Total distributions                                        (3.62)          (2.52)           (.74)          (4.21)          (.37)

Net asset value, end of period                            $34.61          $34.62          $26.80          $27.97         $25.57

Ratios/supplemental data
Net assets, end of period (in millions)                   $5,898          $5,621          $4,453          $4,867         $4,372

Ratio of expenses to average daily net assetsc              .76%d           .66%            .66%             .67%           .68%

Ratio of net investment income (loss) to average daily
net assets                                                  .07%d           .17%            .34%             .61%          1.15%

Portfolio turnover rate (excluding short-term securities)    21%             56%             68%             110%           131%

Total returne                                             10.92%          40.12%          (1.67%)          28.47%          6.15%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                     2000b             1999             1998              1997             1996

Net asset value, beginning of period                $1.00             $1.00            $1.00             $1.00            $1.00

Income from investment operations:
Net investment income (loss)                          .03               .05              .05               .05              .05

Less distributions:
Dividends from net investment income                 (.03)             (.05)            (.05)             (.05)            (.05)

Net asset value, end of period                      $1.00             $1.00            $1.00             $1.00            $1.00

Ratios/supplemental data
Net assets, end of period (in millions)              $758              $690             $428              $421             $288

Ratio of expenses to average daily net assetsc       .66%d             .56%             .57%              .57%             .56%

Ratio of net investment income (loss) to average
daily net assets                                    5.07%d            4.60%            5.13%             4.97%            5.02%

Total returne                                       2.55%             4.72%            5.25%             5.05%            5.15%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Diversified Equity Income Fund


For the period ended Feb. 29,

Per share income and capital changesa

                                                                       2000b

Net asset value, beginning of period                                  $9.84
Income from investment operations:

Net investment income (loss)                                            .04

Net gains (losses) (both realized and unrealized)                      (.87)

Total from investment operations                                       (.83)

Less distributions:

Dividends from net investment income                                   (.05)

Net asset value, end of period                                        $8.96

Ratios/supplemental data
Net assets, end of period (in millions)                                 $10

Ratio of expenses to average daily net assetsc                         .95%d,e

Ratio of net investment income (loss) to average daily
net assets                                                            1.56%d

Portfolio turnover rate (excluding short-term securities)                9%

Total returnf                                                        (9.38%)

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.18% for the period ended Feb. 29, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Extra Income Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000b             1999             1998              1997             1996c

Net asset value, beginning of period               $8.75             $9.54           $10.39             $9.77           $10.00
Income from investment operations:

Net investment income (loss)                         .41               .92              .95               .88              .18

Net gains (losses) (both realized and unrealized)   (.31)             (.69)            (.80)              .62             (.23)

Total from investment operations                     .10               .23              .15              1.50             (.05)

Less distributions:
Dividends from net investment income                (.40)             (.92)            (.95)             (.88)            (.18)

Distributions from realized gains                     --              (.10)            (.05)               --               --

Total distributions                                 (.40)            (1.02)           (1.00)             (.88)            (.18)

Net asset value, end of period                     $8.45             $8.75            $9.54            $10.39            $9.77

Ratios/supplemental data
Net assets, end of period (in millions)             $628              $638             $564              $320              $49

Ratio of expenses to average daily net assetsd      .80%e             .70%             .69%              .69%            1.53%e

Ratio of net investment income (loss) to average
daily net assets                                   9.61%e           10.17%             9.21%            8.88%            8.14%e

Portfolio turnover rate (excluding short-term
securities)                                           26%              50%               66%             104%              22%

Total returnf                                       1.26%            2.61%            1.03%            16.80%            (.50%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c Inception date was May 1, 1996.
d For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Federal Income Fund


For the period ended Feb. 29,

Per share income and capital changesa

                                                                     2000b

Net asset value, beginning of period                               $10.00

Income from investment operations:
Net investment income (loss)                                          .24

Net gains (losses) (both realized and unrealized)                    (.12)

Total from investment operations                                      .12
Less distributions:

Dividends from net investment income                                 (.24)

Net asset value, end of period                                      $9.88

Ratios/supplemental data
Net assets, end of period (in millions)                               $27

Ratio of expenses to average daily net assetsc                       .88%d

Ratio of net investment income (loss) to average
daily net assets                                                    5.29%d

Portfolio turnover rate (excluding short-term
securities)                                                           10%

Total returne                                                       1.19%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept.  15, 1999  (commencement  of operations) to Feb. 29,
  2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Global Bond Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000c             1999             1998              1997             1996b

Net asset value, beginning of period               $9.84            $10.09           $10.32            $10.08           $10.00

Income from investment operations:
Net investment income (loss)                         .23               .55              .60               .51              .12

Net gains (losses) (both realized and unrealized)   (.42)             (.29)            (.21)              .14              .07

Total from investment operations                    (.19)              .26              .39               .65              .19

Less distributions:
Dividends from net investment income                (.21)             (.51)            (.58)             (.41)            (.11)

Distributions from realized gains                     --                --             (.04)               --               --

Total distributions                                 (.21)             (.51)            (.62)             (.41)            (.11)

Net asset value, end of period                     $9.44             $9.84           $10.09            $10.32           $10.08

Ratios/supplemental data
Net assets, end of period (in millions)             $184              $197             $183              $119              $21

Ratio of expenses to average daily net assetsd     1.06%e             .96%             .95%              .97%            1.77%e

Ratio of net investment income (loss) to average
daily net assets                                   4.84%e            5.36%            5.81%             5.66%            4.96%e

Portfolio turnover rate (excluding short-term
securities)                                           29%              56%              14%               36%               4%

Total returnf                                      (1.85%)           2.50%            3.82%             6.47%            2.00%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 1, 1996.
c Six months ended Feb. 29, 2000 (Unaudited).
d For the period ended Feb, 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Growth Fund


For the period ended Feb. 29,

Per share income and capital changesa

                                                                     2000b

Net asset value, beginning of period                                $9.95

Income from investment operations:
Net investment income (loss)                                           --

Net gains (losses) (both realized and unrealized)                    2.24

Total from investment operations                                     2.24

Less distributions:
Dividends from net investment income                                 (.01)

Net asset value, end of period                                     $12.18

Ratios/supplemental data
Net assets, end of period (in millions)                               $66

Ratio of expenses to average daily net assetsc                       .95%d,e

Ratio of net investment income (loss) to average
daily net assets                                                     .03%d

Portfolio turnover rate (excluding short-term
securities)                                                            6%

Total returnf                                                      23.34%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.25% for the period ended Feb. 29, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - International Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000b             1999             1998              1997             1996

Net asset value, beginning of period              $17.26            $14.25           $14.09            $13.30           $12.55

Income from investment operations:
Net investment income (loss)                        (.02)              .12              .14               .18              .20

Net gains (losses) (both realized and unrealized)   4.17              3.04              .42              1.06             1.01

Total from investment operations                    4.15              3.16              .56              1.24             1.21

Less distributions:
Dividends from net investment income               --                 (.07)            (.15)             (.17)            (.44)

Distributions from realized gains                  (2.83)             (.08)            (.19)             (.28)            (.02)

Excess distributions from realized gains           --                --                (.06)            --               --

Total distributions                                (2.83)             (.15)            (.40)             (.45)            (.46)

Net asset value, end of period                    $18.58            $17.26           $14.25            $14.09           $13.30

Ratios/supplemental data
Net assets, end of period (in millions)           $2,693            $2,221           $2,023            $2,105           $1,874

Ratio of expenses to average daily net assetsc     1.02%d             .94%             .94%              .97%             .96%

Ratio of net investment income (loss) to average
daily net assets                                    .20%d             .70%             .94%             1.30%            1.28%

Portfolio turnover rate (excluding short-term
securities)                                          63%              102%              86%               91%              58%

Total returne                                     25.48%            22.18%            4.09%             9.34%            9.64%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Managed Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000b             1999             1998              1997             1996

Net asset value, beginning of period              $18.84            $17.25           $18.87            $16.00           $14.85

Income from investment operations:
Net investment income (loss)                         .23               .50              .49               .46              .46

Net gains (losses) (both realized and unrealized)   1.28              3.29             (.12)             3.93             1.15

Total from investment operations                    1.51              3.79              .37              4.39             1.61

Less distributions:
Dividends from net investment income                (.22)             (.49)            (.48)             (.45)            (.46)

Distributions from realized gains                   (.87)            (1.71)           (1.50)            (1.06)              --

Excess distributions from net investment income       --                --             (.01)             (.01)              --

Total distributions                                (1.09)            (2.20)           (1.99)            (1.52)            (.46)

Net asset value, end of period                    $19.26            $18.84           $17.25            $18.87           $16.00

Ratios/supplemental data
Net assets, end of period (in millions)           $5,133            $5,046           $4,413            $4,445           $3,482

Ratio of expenses to average daily net assetsc      .74%d             .63%             .64%              .64%             .65%

Ratio of net investment income (loss) to average
daily net assets                                   2.31%d            2.62%            2.56%             2.65%            2.94%

Portfolio turnover rate (excluding short-term
securities)                                         22%                44%              50%               72%              85%

Total returne                                     8.26%             22.98%            1.74%            27.50%           11.01%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000b             1999             1998              1997             1996c

Net asset value, beginning of period              $18.87            $13.29           $12.95             $9.94           $10.00

Income from investment operations:
Net investment income (loss)                         .03               .06              .08               .10              .03

Net gains (losses) (both realized and unrealized)   4.26              5.60              .34              3.01             (.06)

Total from investment operations                    4.29              5.66              .42              3.11             (.03)

Less distributions:
Dividends from net investment income                (.03)             (.06)            (.08)             (.10)            (.03)

Distributions from realized gains                   (.17)             (.02)              --                --               --

Total distributions                                 (.20)             (.08)            (.08)             (.10)            (.03)

Net asset value, end of period                    $22.96            $18.87           $13.29            $12.95            $9.94

Ratios/supplemental data
Net assets, end of period (in millions)           $4,785            $3,538           $1,960            $1,307             $171

Ratio of expenses to average daily net assetsd      .77%e             .68%             .69%              .72%            1.04%e

Ratio of net investment income (loss) to average
daily net assets                                    .25%e             .34%             .59%             1.04%            1.69%e

Portfolio turnover rate (excluding short-term
securities)                                          11%               27%              34%               29%               4%

Total returnf                                     22.87%            42.61%            3.19%            31.40%            (.22%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c Inception date was May 1, 1996.
d For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Small Cap Advantage Fund


For the period ended Feb. 29,

Per share income and capital changesa

                                                                        2000b

Net asset value, beginning of period                                   $9.92

Income from investment operations:
Net investment income (loss)                                            (.02)

Net gains (losses) (both realized and unrealized)                       2.43

Total from investment operations                                        2.41
Less distributions:

Distributions from realized gains                                       (.08)

Net asset value, end of period                                        $12.25

Ratios/supplemental data
Net assets, end of period (in millions)                                  $13

Ratio of expenses to average daily net assetsc                         1.22%d,e

Ratio of net investment income (loss) to average
daily net assets                                                       (.60%)d

Portfolio turnover rate (excluding short-term
securities)                                                              61%

Total returnf                                                         24.09%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (commencement of operations) to Feb. 29, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.87% for the period ended Feb. 29, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Strategy Aggressive Fund


Fiscal period ended Aug. 31,

Per share income and capital changesa

                                                    2000b             1999             1998              1997             1996

Net asset value, beginning of period              $16.46            $13.10           $17.17            $16.04           $14.44

Income from investment operations:
Net investment income (loss)                          --               .05              .01               .08              .10

Net gains (losses) (both realized and unrealized)  15.91              4.36            (2.57)             2.84             1.60

Total from investment operations                   15.91              4.41            (2.56)             2.92             1.70

Less distributions:
Dividends from net investment income                  --              (.05)            (.01)             (.08)            (.10)

Distributions from realized gains                  (1.82)            (1.00)           (1.49)            (1.71)              --

Excess distributions from realized gains              --                --             (.01)               --               --

Total distributions                                (1.82)            (1.05)           (1.51)            (1.79)            (.10)

Net asset value, end of period                    $30.55            $16.46           $13.10            $17.17           $16.04

Ratios/supplemental data
Net assets, end of period (in millions)           $4,602            $2,327           $1,976            $2,427           $1,941

Ratio of expenses to average daily net assetsc      .76%d             .67%             .66%              .68%             .69%

Ratio of net investment income (loss) to average
daily net assets                                   (.02%)d            .31%             .08%              .47%             .65%

Portfolio turnover rate (excluding short-term
securities)                                          71%              207%             176%              218%             189%

Total returne                                    103.18%            35.27%          (16.40%)           18.60%           11.82%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 29, 2000 (Unaudited).
c For the period ended Feb. 29, 2000,  expense ratio is based on total  expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

Investments in Securities

AXP VP - Blue Chip Advantage Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                                                                        Shares               Value(a)

Aerospace & defense (1.2%)
Goodrich (BF)                                                                                  3,620                $86,654
Honeywell Intl                                                                                 4,935                237,497
United Technologies                                                                              690                 35,147
Total                                                                                                               359,298

Airlines (0.6%)
AMR                                                                                            1,170(b)              61,864
Southwest Airlines                                                                             5,985                110,348
Total                                                                                                               172,212

Automotive & related (1.2%)
Delphi Automotive Systems                                                                      5,150                 85,941
Ford Motor                                                                                     6,680                278,055
Total                                                                                                               363,996

Banks and savings & loans (5.3%)
Bank of America                                                                                5,745                264,629
Bank of New York                                                                               9,855                328,294
Firstar                                                                                        1,880                 33,488
FleetBoston Financial                                                                          4,436                120,881
Mellon Financial                                                                               3,590                108,149
SLM Holding                                                                                    1,190                 37,262
Wachovia                                                                                       3,605                206,161
Wells Fargo                                                                                   13,530                447,335
Total                                                                                                             1,546,199

Beverages & tobacco (1.4%)
Coca-Cola                                                                                      8,435                408,570

Building materials & construction (0.6%)
Fluor                                                                                            770                 21,897
Vulcan Materials                                                                                 970                 38,800
Weyerhaeuser                                                                                   2,375                121,867
Total                                                                                                               182,564

Chemicals (0.3%)
Du Pont (EI) de Nemours                                                                        1,545                 78,023

Communications equipment & services (4.4%)
Lucent Technologies                                                                            8,975                534,012
Motorola                                                                                       2,325                396,413
Nortel Networks                                                                                2,475(c)             275,963
Tellabs                                                                                        2,010(b)              96,480
Total                                                                                                             1,302,868

Computers & office equipment (19.8%)
3Com                                                                                           2,435(b)             238,630
America Online                                                                                 3,280(b)             193,520
BMC Software                                                                                   2,105(b)              96,830
Cisco Systems                                                                                  7,190(b)             950,427
Citrix Systems                                                                                 1,550(b)             163,428
Compaq Computer                                                                                2,150                 53,481
Computer Associates Intl                                                                         630                 40,517
Computer Sciences                                                                              1,450(b)             114,278
Dell Computer                                                                                  5,485(b)             223,857
Electronic Data Systems                                                                        3,125                202,344
EMC                                                                                            2,050(b)             243,950
First Data                                                                                     3,935                177,075
Hewlett-Packard                                                                                3,450                464,025
Intl Business Machines                                                                         1,320                134,640
Lexmark Intl Group Cl A                                                                        1,110(b)             132,368
Microsoft                                                                                     13,400(b)           1,197,624
Novell                                                                                         2,605(b)              86,128
Oracle                                                                                         8,340(b)             619,244
Parametric Technology                                                                          3,160(b)              95,788
Solectron                                                                                      1,735(b)             113,643
Sun Microsystems                                                                               1,546(b)             147,257
Yahoo!                                                                                           896(b)             143,080
Total                                                                                                             5,832,134

Electronics (8.5%)
Applied Materials                                                                              1,200(b)             219,525
Corning                                                                                        1,650                310,200
Intel                                                                                          8,350                943,550
KLA-Tencor                                                                                     1,610(b)             125,479
LSI Logic                                                                                      2,050(b)             131,328
Micron Technology                                                                              1,240(b)             121,598
Natl Semiconductor                                                                             1,435(b)             107,804
Teradyne                                                                                       1,390(b)             120,930
Texas Instruments                                                                              2,505                417,083
Total                                                                                                             2,497,497

Energy (4.2%)
Chevron                                                                                        4,350                324,891
Conoco Cl B                                                                                    5,760                113,400
Exxon Mobil                                                                                    7,399                557,236
Texaco                                                                                         4,870                231,021
Total                                                                                                             1,226,548

Energy equipment & services (0.5%)
Halliburton                                                                                    3,610                137,857

Financial services (4.5%)
Capital One Financial                                                                          3,510                129,212
Citigroup                                                                                      3,500                180,906
Fannie Mae                                                                                     3,340                177,020
Kansas City Southern Inds                                                                      2,180                171,675
MBNA                                                                                          10,470                238,193
Morgan Stanley, Dean Witter, Discover & Co                                                     3,828                269,634
Providian Financial                                                                            2,245                145,504
Total                                                                                                             1,312,144

Food (1.7%)
Bestfoods                                                                                      3,625                152,023
General Mills                                                                                  5,210                171,605
Sara Lee                                                                                       7,550                113,250
SUPERVALU                                                                                      3,025                 51,992
Total                                                                                                               488,870

Health care (8.4%)
Amgen                                                                                          4,142(b)             282,433
Baxter Intl                                                                                    2,733                148,949
Biomet                                                                                           990                 32,670
Bristol-Myers Squibb                                                                           7,675                436,035
Guidant                                                                                        2,700(b)             181,913
Johnson & Johnson                                                                              1,600                114,800
Medtronic                                                                                      6,130                296,922
Pfizer                                                                                        12,410                398,670
Schering-Plough                                                                                6,715                234,186
Warner-Lambert                                                                                 3,800                325,138
Total                                                                                                             2,451,716

Health care services (0.4%)
Cardinal Health                                                                                2,720                112,200

Household products (1.8%)
Colgate-Palmolive                                                                              3,505                182,917
Kimberly-Clark                                                                                 4,265                220,447
Procter & Gamble                                                                               1,320                116,160
Total                                                                                                               519,524

Industrial equipment & services (0.8%)
Caterpillar                                                                                      830                 29,102
Illinois Tool Works                                                                              933                 48,224
Ingersoll-Rand                                                                                   770                 29,501
Parker-Hannifin                                                                                3,595                130,319
Total                                                                                                               237,146

Insurance (1.3%)
American Intl Group                                                                            4,235                374,533

Leisure time & entertainment (1.3%)
Disney (Walt)                                                                                  4,550                152,425
Viacom Cl B                                                                                    4,020(b)             224,115
Total                                                                                                               376,540

Media (2.7%)
CBS                                                                                            4,915(b)             292,750
Comcast Special Cl A                                                                           4,715                200,388
MediaOne Group                                                                                 3,825(b)             300,262
Total                                                                                                               793,400

Metals (0.2%)
Nucor                                                                                            900                 44,719

Miscellaneous (8.3%)
Standard & Poor's Depositary Receipts                                                         17,700              2,427,666

Multi-industry conglomerates (4.2%)
Danaher                                                                                        1,930                 78,768
Emerson Electric                                                                               1,320                 60,143
General Electric                                                                               6,370                842,034
Grainger (WW)                                                                                    784                 33,565
Tyco Intl                                                                                      5,830(c)             221,176
Total                                                                                                             1,235,686

Paper & packaging (0.7%)
Fort James                                                                                     1,390                 26,149
Intl Paper                                                                                     5,200                191,425
Total                                                                                                               217,574

Restaurants & lodging (0.3%)
Marriott Intl Cl A                                                                               770                 21,223
Wendy's Intl                                                                                   4,475                 70,481
Total                                                                                                                91,704

Retail (5.4%)
Bed Bath & Beyond                                                                              1,706(b)              48,408
Best Buy                                                                                       1,530(b)              83,194
Circuit City Stores-Circuit City Group                                                         1,810                 73,079
Costco Wholesale                                                                               2,880(b)             142,920
CVS                                                                                            3,140                109,900
Gap                                                                                              830                 40,099
Home Depot                                                                                     3,867                223,561
Kroger                                                                                         5,885(b)              87,539
Safeway                                                                                        4,245(b)             163,698
Target                                                                                         2,543                150,037
TJX Companies                                                                                  2,460                 39,206
Wal-Mart Stores                                                                                8,780                427,476
Total                                                                                                             1,589,117

Transportation (0.2%)
Burlington Northern Santa Fe                                                                   3,010                 59,259

Utilities -- electric (1.0%)
AES                                                                                              630(b)              52,802
CMS Energy                                                                                     4,440                 74,369
DTE Energy                                                                                       835                 25,207
Edison Intl                                                                                    1,380                 36,311
FPL Group                                                                                        870                 33,604
PG&E                                                                                           1,880                 38,775
Texas Utilities                                                                                  700                 22,838
Total                                                                                                               283,906

Utilities -- gas (0.2%)
Enron                                                                                            870                 60,030

Utilities -- telephone (6.9%)
AT&T                                                                                           9,110                450,375
Bell Atlantic                                                                                  6,330                309,774
BellSouth                                                                                      1,120                 45,640
MCI WorldCom                                                                                   9,845(b)             439,333
SBC Communications                                                                            11,315                429,970
Sprint                                                                                           560                 34,160
Sprint PCS                                                                                     1,270(b)              65,723
U S WEST Communications Group                                                                  3,390                246,199
Total                                                                                                             2,021,174

Total common stocks
(Cost: $29,100,292)                                                                                             $28,804,674

See accompanying notes to investments in securities.

Short-term security (3.4%)
Issuer                                                                Annualized           Amount                  Value(a)
                                                                    yield on date        payable at
                                                                     of purchase          maturity

Commercial paper
Associates Corp North America
      03-01-00                                                          5.85%             $1,000,000               $999,838

Total short-term security
(Cost: $1,000,000)                                                                                                 $999,838

Total investments in securities
(Cost: $30,100,292)(d)                                                                                          $29,804,512



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000, the value of foreign securities represented 1.70% of net assets.

(d) At Feb. 29, 2000, the cost of securities for federal income tax purposes was
approximately   $30,100,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $2,299,000
Unrealized depreciation                                     (2,594,000)
                                                            ----------
Net unrealized depreciation                                  $(295,000)

Investments in Securities

AXP VP - Bond Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.6%)
Issuer                                                               Coupon                  Principal            Value(a)
                                                                      rate                     amount

Government obligations (13.1%)
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                                          7.06%               $545,455(c)            $544,829
Govt of Russia
   (Russian Ruble)
      06-16-99                                                            --               1,639,000(b,c)            57,098
      12-15-01                                                            --               7,793,000(b,c)           144,973
      02-06-02                                                            --               2,273,000(b,c)            59,816
      05-22-02                                                            --               2,273,000(b,c)            57,005
      06-05-02                                                            --               2,273,000(b,c)            56,799
      09-18-02                                                            --               2,273,000(b,c)            54,242
      10-09-02                                                            --               2,273,000(b,c)            52,650
      01-22-03                                                            --               2,273,000(b,c)            50,362
      02-05-03                                                            --               2,273,000(b,c)            50,362
      05-21-03                                                            --               2,273,000(b,c)            48,817
      06-04-03                                                            --               2,273,000(b,c)            48,817
      09-17-03                                                            --               2,273,000(b,c)            47,258
      10-08-03                                                            --               2,273,000(b,c)            45,610
      01-21-04                                                            --               2,273,000(b,c)            44,502
Republic of Colombia
   (U.S. Dollar)
      08-13-05                                                         11.22              10,000,000(c,q)         9,725,000
U.S. Treasury
      11-15-00                                                          5.75               5,000,000              4,982,795
      05-15-02                                                          7.50               6,170,000              6,285,170
      06-30-02                                                          6.25              17,000,000             16,889,422
      03-31-03                                                          5.50               7,500,000              7,272,824
      05-15-04                                                          5.25              10,000,000              9,506,250
      05-15-04                                                          7.25              11,000,000             11,241,187
      08-15-04                                                          7.25               8,200,000(j)           8,386,814
      11-15-05                                                          5.88               5,475,000              5,270,571
      05-15-08                                                          5.63              59,250,000(l)          55,592,195
      11-15-16                                                          7.50              24,750,000(l)          27,299,757
      02-15-19                                                          8.88               1,750,000              2,203,647
      08-15-27                                                          6.38              38,500,000             38,692,500
United Mexican States
   (U.S. Dollar)
      09-15-16                                                         11.38               2,750,000(c)           3,255,313
Total                                                                                                           207,966,585

Mortgage-backed securities (25.6%)
Federal Home Loan Mtge Corp
      05-01-07                                                          9.00               2,675,391              2,752,944
      03-01-13                                                          5.50               4,112,814              3,780,212
      03-01-15                                                          7.50              20,000,000(p)          20,006,250
      08-01-24                                                          8.00               2,595,318              2,602,611
      01-01-25                                                          9.00                 661,083                684,426
      07-01-28                                                          6.00               9,198,023              8,352,909
      09-01-28                                                          6.00              28,147,314             25,563,795
      10-01-29                                                          7.00              24,795,264             23,764,772
      12-01-29                                                          7.00              49,788,833             47,758,466
   Collateralized Mtge Obligation
      03-15-22                                                          7.00              10,455,000             10,014,117
      07-15-22                                                          7.00              12,940,000             12,199,314
Federal Natl Mtge Assn
      09-01-07                                                          8.50               3,368,160              3,447,616
      06-15-09                                                          6.38              10,000,000              9,393,500
      12-01-13                                                          5.50              14,221,493             13,049,535
      02-01-14                                                          5.50              22,736,234             20,853,452
      04-01-14                                                          5.50                 204,859                187,977
      12-01-14                                                          6.00              29,632,068             27,817,687
      11-01-21                                                          8.00                 280,526                282,372
      04-01-22                                                          8.00               1,761,851              1,771,753
      04-01-23                                                          8.50               3,534,689              3,632,279
      06-01-24                                                          9.00               3,468,086              3,600,018
      02-01-27                                                          7.50               8,129,460              7,982,155
      09-01-28                                                          6.50              13,778,726             12,878,837
      10-01-28                                                          6.00              19,230,409             17,445,635
      11-01-28                                                          6.00               8,720,925              7,911,536
      11-01-28                                                          6.50              18,807,057             17,595,945
      12-01-28                                                          6.50              23,825,746             22,269,686
      01-01-29                                                          6.50              18,615,980             17,400,170
      02-01-29                                                          6.00               9,759,270              8,862,366
      03-01-29                                                          6.50              24,027,041             22,459,387
      09-01-29                                                          7.00              19,642,836             18,829,534
   Collateralized Mtge Obligation
      05-18-26                                                          5.00              10,000,000              8,232,229
Govt Natl Mtge Assn
      06-20-24                                                          6.38               3,036,782(m)           3,058,163
Total                                                                                                           406,441,648

Aerospace & defense (0.1%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                                         10.38               1,710,000              1,735,650

Airlines (0.3%)
AMR
      05-15-01                                                          9.50               4,500,000              4,598,980

Automotive & related (1.9%)
Arvin Capital
   Company Guaranty
      02-01-27                                                          9.50               5,000,000              4,855,015
Exide
   Cv Sr Sub Nts
      12-15-05                                                          2.90               1,800,000(d)             932,076
Ford Motor Credit
      01-15-03                                                          7.50               5,000,000              5,019,689
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                                          9.13               2,500,000              2,325,000
Lear
   Company Guaranty Series B
      05-15-09                                                          8.11               7,500,000              6,977,249
Mascotech
   Cv Sub Deb
      12-15-03                                                          4.50               1,225,000                917,219
MSX Intl
   Company Guaranty
      01-15-08                                                         11.38               2,450,000              2,278,500
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                                          9.50               7,500,000              6,825,000
Total                                                                                                            30,129,748

Banks and savings & loans (2.3%)
Cullen/Frost Capital
   Series A
      02-01-27                                                          8.42               5,000,000              4,796,780
FleetBoston Financial
   Sr Nts
      12-01-01                                                          9.00               5,000,000              5,131,784
   Sub Nts
      06-15-01                                                          9.90               5,000,000              5,158,545
Newcourt Credit Group
   (U.S. Dollar) Company Guaranty Series B
      02-16-05                                                          6.88              10,000,000(c)           9,627,480
Provident Trust
   Company Guaranty
      04-15-28                                                          8.29               5,500,000              5,302,592
Union Planters Bank
   Sub Nts
      03-15-18                                                          6.50               5,000,000              4,423,440
Washington Mutual Capital
   Company Guaranty
      06-01-27                                                          8.38               3,000,000              2,883,226
Total                                                                                                            37,323,847

Building materials & construction (0.6%)
Masco
      10-01-01                                                          9.00               5,000,000              5,132,223
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      01-15-29                                                          6.88               4,300,000(c)           3,736,104
Total                                                                                                             8,868,327

Chemicals (0.4%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                                          7.88               5,950,000              5,012,875
Dow Chemical
      11-01-29                                                          7.38               2,200,000              2,103,706
Total                                                                                                             7,116,581

Communications equipment & services (3.2%)
American Tower
   Cv
      02-15-10                                                          5.00                 765,000(d)             825,244
Aspect Communications
   Zero Coupon Cv Sub Deb
      08-10-18                                                          6.00               1,850,000(e)           1,110,000
Caprock Communications
   Sr Nts
      05-01-09                                                         11.50               4,000,000              4,080,000
Celcaribe
   Sr Nts
      03-15-04                                                         13.50               3,150,000              2,716,875
Commscope
   Cv Sub Nts
      12-15-06                                                          4.00                 700,000(d)             761,250
Corning
   Cv Sub Nts
      03-01-08                                                          4.88                 184,000                741,750
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                                         12.25               1,500,000              1,605,000
EchoStar Communications
   Cv Sub Nts
      01-01-07                                                          4.88                 755,000(d)           1,046,619
EchoStar DBS
   Sr Nts
      02-01-09                                                          9.38               4,050,000              3,958,875
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                                         13.25               3,400,000(c,d,f)       2,040,000
NTL
   Cv Sub Nts
      12-15-09                                                          5.75                 720,000(d)             734,400
   Zero Coupon Sr Nts Series B
      02-01-01                                                         11.50               5,000,000(f)           4,650,000

NTL Communications
   Zero Coupon Sr Nts Series B
      10-01-03                                                         12.38               9,625,000(f)          $6,593,125
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                                          9.13               4,500,000              4,500,000
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                                         13.88               2,500,000(f)             250,000
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                                          4.00               1,540,000(c,d)         2,287,052
   (U.S. Dollar) Sr Nts
      05-15-08                                                         13.25               1,250,000(c)           1,325,000
      07-15-09                                                         11.88               3,000,000(c)           3,105,000
Voicestream Wireless
   Sr Nts
      09-15-09                                                         11.50               3,500,000(d)           3,815,000
      11-15-09                                                         10.38               6,200,000(d,g)         6,409,250
Williams Communication Group
   Sr Nts
      10-01-09                                                         10.88               3,750,000              3,825,000
Total                                                                                                            56,379,440

Computers & office equipment (0.8%)
ASM Lithography Holdings
   (U.S. Dollar) Cv
      11-30-04                                                          4.25                 790,000(c,d)         1,026,526
Globix
   Sr Nts
      02-01-10                                                         12.50               4,500,000(d)           4,477,500
Hewlett-Packard
   Zero Coupon Sub Nts
      10-14-17                                                          3.13               1,180,000(e)             927,775
Internet Capital Group
   Cv Sub Nts
      12-21-04                                                          5.50                 190,000                188,100
PSINet
   Sr Nts Series B
      02-15-05                                                         10.00               3,255,000              3,157,350
Silicon Graphics
   Cv Sr Nts
      09-01-04                                                          5.25                 930,000                692,850
Solectron
   Zero Coupon Cv
      01-27-19                                                          4.00                 600,000(e)             346,500
Verio
   Sr Nts
      12-01-08                                                         11.25               2,250,000              2,328,750
Total                                                                                                            13,145,351

Electronics (0.8%)
Conexant Systems
   Cv Sub Nts
      02-01-07                                                          4.00                 320,000(d)             352,800
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                                          8.63               8,500,000(c,d)         7,604,142
Intel
   Cv Sub Nts
      09-01-04                                                          4.00                 210,000                765,713
Photronics
   Cv Sub Nts
      06-04-04                                                          6.00                 330,000                509,025
Thomas & Betts
      01-15-06                                                          6.50               4,500,000              4,218,890
Total                                                                                                            13,450,570

Energy (2.5%)
Devon Energy
   Cv Deb
      08-15-08                                                          4.90                 666,000                594,405
Lodestar Holdings
   Company Guaranty
      05-15-05                                                         11.50               1,500,000                450,000
Occidental Petroleum
   Medium-term Nts
      06-01-00                                                         10.98               5,000,000              5,046,338
Oryx Energy
      04-01-01                                                         10.00               5,000,000              5,115,140
PDV America
   Sr Nts
      08-01-03                                                          7.88               7,500,000              7,000,890
Petroleos Mexicanos
   (U.S. Dollar) Series P
      09-15-27                                                          9.50              14,625,000(c)          14,862,656
Roil
   (U.S. Dollar)
      12-05-02                                                         12.78               1,632,000(c,d)         1,436,160
USX
      03-01-08                                                          6.85               6,500,000              6,068,291
Total                                                                                                            40,573,880

Energy equipment & services (--%)
Seacor Holdings
   Cv Sub Nts
      11-15-06                                                          5.38                 440,000                408,100

Financial services (3.4%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                                         10.88               2,723,050(c)           2,336,540
American General Finance
   Sr Nts
      11-01-03                                                          5.75               5,000,000              4,731,377
California Infrastructure-
   Southern California Edison
      03-25-02                                                          6.14               1,832,016              1,831,980
Countrywide Home Loan
   Company Guaranty
      06-15-04                                                          6.85              12,000,000             11,643,719
CSC Holdings
   Sr Sub Deb
      04-01-23                                                          9.88               5,000,000              5,225,000
Ford Capital
   (U.S. Dollar)
      05-15-02                                                          9.88               5,000,000(c)           5,256,308
Household Finance
      04-01-00                                                          9.55               6,500,000              6,512,959
LaBranche
      03-01-07                                                         12.00               4,000,000(d)           3,980,000
Ohio Savings Capital
   Company Guaranty
      06-03-27                                                          9.50               5,000,000(d)           4,998,622
Osprey Trust/Osprey 1
      01-15-03                                                          8.31               8,100,000(d)           8,092,576
Total                                                                                                            54,609,081

Furniture & appliances (0.3%)
Interface
   Sr Sub Nts Series B
      11-15-05                                                          9.50               5,000,000              4,525,000

Health care (0.2%)
Alkermes
   Cv Sub Nts
      02-15-07                                                          3.75                 360,000(d)             523,350
Alpharma
   Cv Sr Sub Nts
      06-01-06                                                          3.00                 835,000(g)           1,008,263
      06-01-06                                                          3.00                 160,000                191,776
Centocor
   Cv Sub Deb
      02-15-05                                                          4.75                 620,000                689,750
Inhale Theraptic Systems
   Cv Sub Nts
      02-08-07                                                          5.00                 710,000(d)             995,775
Total                                                                                                             3,408,914

Health care services (0.9%)
Magellan Health Services
   Sr Sub Nts
      02-15-08                                                          9.00               2,500,000              2,037,500
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                                         10.00               5,275,000              2,373,750
Sunrise Assisted Living
   Cv Sub Nts
      06-15-02                                                          5.50               1,450,000              1,100,188
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                                          8.13              10,500,000              9,607,500
Total                                                                                                            15,118,938

Industrial equipment & services (0.8%)
Clark Equipment
      03-01-01                                                          9.75               5,000,000              5,110,642
Laidlaw
   (U.S. Dollar)
      05-15-06                                                          7.65              10,000,000(c)           7,975,390
Total                                                                                                            13,086,032

Insurance (1.5%)
Americo Life
   Sr Sub Nts
      06-01-05                                                          9.25               4,500,000              4,483,125
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                                          8.68               3,500,000              3,470,376
Nationwide CSN Trust
      02-15-25                                                          9.88              10,500,000(d)          11,149,047
New England Mutual
      02-15-24                                                          7.88               5,000,000(d)           4,933,466
Total                                                                                                            24,036,014

Leisure time & entertainment (3.1%)
Activision
   Cv Sub Nts
      01-01-05                                                          6.75                 370,000                328,838
AMC Entertainment
   Sr Sub Nts
      02-01-11                                                          9.50               5,000,000              3,775,000
Horseshoe Gaming Holding
   Company Guaranty
      05-15-09                                                          8.63               4,500,000              4,140,000
Regal Cinemas
   Sr Sub Nts
      12-15-10                                                          8.88              10,000,000              6,200,000
Time Warner
      08-15-04                                                          7.98               1,500,000              1,516,315
      08-15-06                                                          8.11               3,000,000              3,047,750
      08-15-07                                                          8.18               3,000,000              3,088,831
      02-01-24                                                          7.57              10,000,000              9,513,254
   Sr Nts
      01-15-28                                                          6.95               5,000,000              4,426,887
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                                         11.25               2,000,000              1,380,000
Trump Holdings & Funding
   Sr Nts
      06-15-05                                                         15.50               2,500,000              2,000,000
United Artists Theatres
   Series 1995A
      07-01-15                                                          9.30               4,611,691              3,235,240
Vail Resorts
   Company Guaranty
      05-15-09                                                          8.75               7,000,000              6,265,000
Total                                                                                                            48,917,115

Media (4.9%)
Australis Media
   (U.S. Dollar)
      11-01-00                                                         14.00                 292,984(b,c)           270,805
   (U.S. Dollar) Zero Coupon
      05-15-03                                                         15.75              10,081,770(b,c,f)           1,818
Charter Communications Holdings/Charter Capital
   Sr Nts
      01-15-10                                                         10.25               5,000,000(d)           4,975,000
Comcast Cable Communications
      11-15-08                                                          6.20               6,100,000              5,469,583
Cox Enterprises
      06-15-09                                                          7.38              10,000,000(d)           9,671,500
CSC Holdings
   Sr Nts Series B
      07-15-09                                                          8.13               6,600,000              6,496,783
   Sr Sub Debs
      05-15-16                                                         10.50              10,000,000             11,049,999
Interpublic Group
   Cv Sub Nts
      06-01-06                                                          1.87                 910,000                834,925
Lamar Media
   Company Guaranty
      09-15-07                                                          8.63               3,000,000              2,872,500
Lenfest Communications
   Sr Nts
      02-15-08                                                          7.63               5,500,000              5,358,705
News America Holdings
      10-15-12                                                         10.13              10,000,000             10,862,582
Outdoor Systems
   Company Guaranty
      06-15-07                                                          8.88               3,245,000              3,309,900
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                                          9.65               2,700,000(c)           1,964,686
Telewest Communication
   (British Pound) Cv
      02-19-07                                                          5.25                 420,000(c,d)           955,554
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                                          9.25               4,275,000(c,d,f)       2,565,000
Time Warner Entertainment
   Sr Nts
      07-15-33                                                          8.38               2,500,000              2,596,258
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                                         10.00               6,339,375(c,g,n)       9,509,063
Total                                                                                                            78,764,661

Metals (1.4%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                                          8.88               6,750,000(c)           7,018,934
EnviroSource
   Sr Nts
      06-15-03                                                          9.75                 575,000                391,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                                         10.13               3,752,643(c,d)         3,602,537
Inco
   (U.S. Dollar) Cv
      03-15-16                                                          7.75               3,010,000(c)           2,468,200
WMC Finance USA
   (U.S. Dollar)
      11-15-13                                                          7.25              10,000,000(c)           9,285,350
Total                                                                                                            22,766,021

Miscellaneous (2.9%)
Bistro Trust
   Sub Nts
      12-31-02                                                          9.50              10,000,000(d)           9,318,000
Colonial Capital
   Company Guaranty Series A
      01-15-27                                                          8.92               3,000,000              2,702,475
Continucare
   Cv Sr Sub Nts
      10-31-02                                                          7.00               1,000,000(d)             125,000
Delphes 2
   (U.S. Dollar)
      05-05-09                                                          7.75               3,200,000(c,d)         2,986,016
Equinix
      12-01-07                                                         13.00               2,000,000              2,060,000
FCB/NC Capital
   Company Guaranty
      03-01-28                                                          8.05               4,625,000              4,188,668
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                                          8.88               7,500,000(c)           6,787,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                                          8.88               3,600,000(c,d)         1,566,000
ISG Resources
      04-15-08                                                         10.00               2,150,000              1,918,875
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                                          3.24               3,250,000(e)           1,210,625
NSM Steel
   Company Guaranty
      02-01-06                                                         12.00               1,585,165(b,d)            95,110
      02-01-08                                                         12.25               5,300,000(b,d)           106,000
Omega Cabinets
   Sr Sub Nts
      06-15-07                                                         10.50               3,310,000              3,310,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                                         11.00               1,775,000              1,597,500
Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                                                         11.00               3,255,000              2,896,950
Teleglobe
   (U.S. Dollar) Company Guaranty
      07-20-29                                                          7.70               6,000,000(c)           5,815,200
Total                                                                                                            46,683,919

Multi-industry conglomerates (2.0%)
Jordan Inds
   Sr Nts Series D
      08-01-07                                                         10.38               3,500,000              3,465,000
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                                         10.50               7,282,500              3,568,425
Packaged Ice
   Company Guaranty Series B
      02-01-05                                                          9.75               6,375,000              5,673,750
USI America Holdings
   Company Guaranty
      10-15-03                                                          7.13              10,000,000              9,662,330
   Sr Nts Series B
      12-01-06                                                          7.25               5,000,000              4,694,380
Westinghouse Electric
      06-01-01                                                          8.88               5,000,000              5,059,764
Total                                                                                                            32,123,649

Paper & packaging (2.7%)
Chesapeake
      05-01-03                                                          9.88               5,000,000              5,099,950
Crown Cork & Seal
      04-15-23                                                          8.00               5,000,000              4,419,936
Crown Paper
   Sr Sub Nts
      09-01-05                                                         11.00               3,450,000              1,621,500
Doman Inds
   (U.S. Dollar)
      03-15-04                                                          8.75               3,000,000(c)           2,613,750
Gaylord Container
   Sr Nts
      06-15-07                                                          9.75               2,200,000              1,991,000
   Sr Nts Series B
      06-15-07                                                          9.38               3,000,000              2,692,500
Graham Packaging/GPC Capital
   Company Guaranty Series B
      01-15-08                                                          8.75               2,500,000              2,237,500
Owens-Illinois
   Sr Nts
      05-15-04                                                          7.85               5,000,000              4,798,138
Packaging Corp of America
   Company Guaranty
      04-01-09                                                          9.63               3,220,000              3,228,050
Pactiv
      06-15-17                                                          8.13               6,000,000              5,696,879
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                                          9.00               4,500,000(c)           4,348,125
Silgan Holdings
      06-01-09                                                          9.00               4,125,000              3,990,938
Total                                                                                                            42,738,266

Restaurants & lodging (0.2%)
Domino's
   Company Guaranty Series B
      01-15-09                                                         10.38               3,275,000              3,078,500

Retail (1.8%)
Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                                                          3.50                 437,000(e)             496,541
Dayton Hudson
      12-01-22                                                          8.50               3,000,000              3,047,004
Eye Care Centers of America
   Company Guaranty
      05-01-08                                                          9.13               4,000,000              2,240,000
Kroger
   Sr Nts
      07-15-06                                                          8.15               3,000,000              3,046,961
      09-15-29                                                          8.00               9,000,000              8,758,980
Wal-Mart CRAVE Trust
      07-17-06                                                          7.00              10,946,773(d)          10,493,030
Total                                                                                                            28,082,516

Textiles & apparel (0.3%)
VF Corp
      05-01-01                                                          9.50              5,000,000              5,126,137

Transportation (0.3%)
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-07                                                          9.50               2,290,000(c)             732,800
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                                         10.38               3,500,000(c)           3,272,500
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                                         11.50               4,140,000(c,d)         1,573,200
Total                                                                                                             5,578,500

Utilities -- electric (7.0%)
Boston Edison
      06-01-20                                                          9.88               5,000,000              5,248,781
Calpine
   Sr Nts
      04-15-06                                                          7.63               9,400,000              8,930,000
Cleveland Electric Illuminating
      07-01-00                                                          7.19               5,000,000              5,001,655
      07-01-04                                                          7.67               2,000,000              1,972,544
   1st Mtge Series B
      05-15-05                                                          9.50              11,000,000             11,286,721
CMS Energy
   Sr Nts
      05-15-02                                                          8.13               5,000,000              4,952,273
Connecticut Light & Power
   1st Mtge Series C
      06-01-02                                                          7.75               5,000,000              4,977,857
Edison Mission Energy
   Sr Nts
      06-15-09                                                          7.73               8,600,000(d)           8,476,659
Hydro-Quebec
   (U.S. Dollar) Local Govt Guaranty Series 1989HH
      12-01-29                                                          8.50              20,000,000(c)          21,484,305
Midland Cogeneration
   Series 1991-C
      07-23-02                                                         10.33                 949,991                985,996
Midland Funding
   Series 1994-C
      07-23-02                                                         10.33                 818,348                849,363
   Series A
      07-23-05                                                         11.75               5,000,000              5,471,915
NRG Northeast Generating
      12-15-04                                                          8.06               2,000,000(d)           2,008,620
      06-15-15                                                          8.84               2,000,000(d)           2,017,940
Sithe Independence Funding
   Series A
      12-30-13                                                          9.00               7,500,000              7,635,916
Texas Utilities Electric
   Medium-term Nts 1st Mtge Series B
      03-01-02                                                          9.70               6,000,000              6,250,411
Texas-New Mexico Power
   1st Mtge Series U
      09-15-00                                                          9.25               3,500,000              3,530,170
TXU Electric Capital
   Company Guaranty
      01-30-37                                                          8.18              10,000,000              9,634,112
Total                                                                                                           110,715,238

Utilities -- gas (0.9%)
El Paso Energy
   Sr Nts
      05-16-09                                                          6.75               5,500,000              5,121,565
   Sr Nts Series B
      07-15-01                                                          6.63               8,675,000              8,549,299
Total                                                                                                            13,670,864

Utilities -- telephone (8.0%)
AT&T Canada
   (U.S. Dollar) Sr Nts
      11-01-08                                                         10.63               4,000,000(c)           4,480,000
Bell Atlantic
      08-01-31                                                          9.00               7,500,000              7,865,252
Bell Atlantic Financial Services
   Cv
      09-15-05                                                          4.25                 626,000(d)             916,082
Bell Telephone of Pennsylvania
      03-15-33                                                          7.38              10,000,000              9,222,875
BellSouth Capital Funding
      02-15-30                                                          7.88              12,000,000             11,964,995
COLT Telecom Group
   (European Monetary Unit)
      03-29-06                                                          2.00                 275,000(c,d)           735,257
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                                          4.13               1,130,000(c)           1,299,486
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                                         12.00               4,135,000(b)               5,169
Global Crossing Holdings
   Sr Nts
      11-15-09                                                          9.50               1,650,000(d)           1,596,375
Intermedia Communications
   Sr Nts Series B
      11-01-07                                                          8.88               5,600,000              5,236,000
      06-01-08                                                          8.60               2,500,000              2,300,000
      03-01-09                                                          9.50               5,850,000              5,586,750
   Zero Coupon Sr Disc Nts
      05-15-01                                                          8.97               1,000,000(f)             942,500
Level 3 Communications
      03-15-08                                                         11.00               2,600,000(d)           2,606,500
      03-15-10                                                          6.00                 720,000                741,600
McLeod USA
   Sr Nts
      02-15-09                                                          8.13               3,000,000              2,692,500
MetroNet Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                                          9.95               3,800,000(c,f)         3,002,000
Nextel Communications
      11-15-09                                                          9.38               4,500,000              4,336,875
   Cv Sr Nts
      01-15-10                                                          5.25                 700,000(d)             778,750
Primus Telecomm Group
      02-15-07                                                          5.75               1,150,000(d)           1,196,000
   Sr Nts
      01-15-09                                                         11.25               3,000,000              2,850,000
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                                          7.25               1,750,000              1,663,800
      11-01-08                                                          7.50               6,250,000              6,063,948
   Zero Coupon Sr Disc Nts Series B
      02-01-03                                                          8.29               7,000,000(f)           5,355,000
Rhythms NetConnections
   Sr Nts
      02-15-10                                                         14.00               2,250,000(d)           2,227,500
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                                         12.25               2,150,000(c)           2,085,500
Sprint Capital
   Company Guaranty
      11-15-08                                                          6.13              10,000,000              8,973,499
      05-01-09                                                          6.38               7,000,000              6,368,320
U S WEST Capital Funding
   Company Guaranty
      07-15-28                                                          6.88               9,250,000              8,060,892
U S WEST Communications
      11-10-26                                                          7.20               6,000,000              5,323,637
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts
      02-01-10                                                         11.25               3,225,000(c,d)         3,249,188
      02-01-10                                                         11.50               1,925,000(c,d)         1,934,625
Vodafone AirTouch
   (U.S. Dollar)
      02-15-10                                                          7.75               5,900,000(c,d)         5,868,022
Total                                                                                                           127,528,897

Municipal bond (0.4%)
New Jersey Economic Development
   Authority State Pension Funding
   Revenue Bond (MBIA Insured)
      02-15-29                                                          7.43               7,000,000(h)           6,850,970

Total bonds
(Cost: $1,584,258,432)                                                                                       $1,515,547,939


See accompanying notes to investments in securities.

AXP VP - Bond Fund

Common stocks (0.4%)
Issuer                                                                                         Shares              Value(a)

BayCorp Holdings                                                                                  28(b)                $529
Celcaribe                                                                                    512,190(b,d)         1,024,380
Intermedia Communications                                                                      3,453(b)             218,618
PhoneTel Technologies                                                                        646,000(b)           1,090,125
Price Communications                                                                         148,076(b)           3,535,314
Specialty Foods                                                                               15,000(b)               3,750
Wilshire Financial Services Group                                                            617,590(b)             733,388

Total common stocks
(Cost: $15,132,264)                                                                                              $6,606,104

Preferred stocks & other (1.9%)
Issuer                                                                                        Shares               Value(a)

Adelphia Communications
   5.50% Cv Series D                                                                           3,775               $626,650
Bar Technologies
   Warrants                                                                                    4,500                  4,500
Bell Technology
   Warrants                                                                                    5,410              3,895,200
Calpine Capital Trust
   5.75% Cv                                                                                    9,800                842,800
Coastal
   6.63% Cv PRIDES                                                                            30,800(o)             785,400
Coltec Capital
   5.25% Cv                                                                                   10,800                357,750
Cox Communications
   7.00% Cm Cv PRIDES                                                                         11,400(o)             706,088
CVS
   6.00% Cv ACES                                                                              10,800(i)             702,000
Dairy Mart
   Warrants                                                                                   10,000                  3,500
Dobson Communications
   13.00% Pay-in-kind                                                                          3,304(b,n)         3,585,202
Emmis Communications
   6.25% Series A                                                                             12,400                683,550
Enron
   7.50% Cv                                                                                   18,200                298,025
Georgia-Pacific Group
   7.50% Cv                                                                                   12,750                494,859
Geotek Communications
   Warrants                                                                                  250,000(k)                   --
Global Crossing
   6.38% Cv                                                                                    6,400(d)             755,200
Global TeleSystems Group
   7.25% Cm Cv                                                                                 5,600(d)             243,600
   7.25% Cm Cv                                                                                 9,460                411,510
Ingersoll-Rand
   6.75% Cv PRIDES                                                                            28,300(o)             544,775
Intermedia Communications
   7.00% Cm Cv Series F                                                                       21,592                858,284
   7.00% Cv Series F                                                                          18,956(d)             753,517
   13.50% Pay-in-kind Series B                                                                 3,000              2,985,000
Kerr-McGee
   5.50% Cv                                                                                    9,900                355,163
KMC Telecom Holdings
   Warrants                                                                                    3,000                  9,000
Lincoln Natl
   7.75% Cm Cv                                                                                28,600                471,900
McKesson Financing Trust
   5.00% Cv                                                                                   17,600(b)             605,000
Nakornthai Strip Mill
   Warrants                                                                                3,355,391                      3
Nextel Communications
   13.00% Pay-in-kind Series D                                                                 2,102(b,n)         2,249,140
Paxson Communications
   12.50% Pay-in-kind Exchangeable                                                            48,746(b,n)         5,093,904
PLD Telekom
   Warrants                                                                                   10,000                    450
PSINet
   Cv Series C                                                                                 7,200                576,450
Sovereign Bancorp
   7.50% Cv                                                                                   15,700(b)             753,600
Suiza Capital
   5.50% Cv                                                                                   20,900                744,563
Telehub Communications
   Warrants                                                                                    2,500                  1,250
Unifi Communications
   Warrants                                                                                    7,000                     70
Wendys Financing
   5.00% Cm Cv Series A                                                                       11,600                471,250

Total preferred stocks & other
(Cost: $28,018,150)                                                                                             $30,869,153

See accompanying notes to investments in securities.

Short-term securities (2.5%)
Issuer                                                                                       Annualized              Amount
Value(a)
                                                                  yield on date              payable at
                                                                   of purchase                maturity

U.S. government agencies (2.4%)
Federal Home Loan Bank Disc Nts
      03-10-00                                                          5.64%            $12,600,000            $12,580,294
      03-22-00                                                          5.81                 400,000                398,577
      03-29-00                                                          5.66               5,200,000              5,175,201
      04-14-00                                                          5.73              10,200,000             10,127,452
      04-24-00                                                          5.78               1,300,000              1,288,222
Federal Home Loan Mtge Corp Disc Nts
      03-07-00                                                          5.66               1,200,000              1,198,682
      03-15-00                                                          5.66               2,000,000              1,995,292
      05-11-00                                                          5.90               5,200,000              5,138,120
Total                                                                                                            37,901,840

Commercial paper (0.1%)
Delaware Funding
      03-24-00                                                          5.77%               $900,000               $896,550
Toyota Motor Credit
      03-01-00                                                          5.35               1,200,000              1,199,822
Total                                                                                                             2,096,372

Total short-term securities
(Cost: $40,007,466)                                                                                             $39,998,212

Total investments in securities
(Cost: $1,667,416,312)(r)                                                                                    $1,593,021,408

See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 29, 2000, the value of foreign securities represented 11.60% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2000, is as follows:

Security                                                               Acquisition                     Cost
dates

Alpharma*
   3.00% Cv Sr Sub Nts 2006                                      10-14-99 thru 02-24-00              $919,980
Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind 2002                      03-05-97 thru 03-01-99             7,441,875
Voicestream Wireless*
   10.38% Sr Nts 2009                                           11-04-99 thru  01-20-00             6,252,500

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

MBIA -- Municipal Bond Investors Assurance

(i) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                                Notional amount

Sales contracts U.S. Treasury Notes, March 2000, 5-year notes       $80,000,000
U.S. Treasury Notes, June 2000, 10-year notes                        35,000,000

(k) Negligible market value.

(l) Security is partially or fully on loan. See Note 5 to the financial statements.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2000.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited.
PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(p) At Feb. 29, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $20,113,542.

(q) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2000.

(r) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $1,667,416,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $31,961,000
Unrealized depreciation                                (106,356,000)
Net unrealized depreciation                            $(74,395,000)

Investments in Securities

AXP VP - Capital Resource Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.2%)
Issuer                                                                                       Shares               Value(a)

Aerospace & defense (0.6%)
Honeywell Intl                                                                               750,000            $36,093,750

Banks and savings & loans (0.8%)
State Street                                                                                 660,000             48,097,500

Beverages & tobacco (1.1%)
Coca-Cola                                                                                  1,400,000             67,812,500

Building materials & construction (1.1%)
Weyerhaeuser                                                                               1,250,000             64,140,625

Communications equipment & services (2.9%)
Covad Communications Group                                                                   400,000(b)          36,100,000
Motorola                                                                                     800,000            136,400,000
Total                                                                                                           172,500,000

Computers & office equipment (18.4%)
America Online                                                                               500,000(b)          29,500,000
BMC Software                                                                                 900,000(b)          41,400,000
Cisco Systems                                                                              1,400,000(b)         185,062,500
Computer Sciences                                                                          1,000,000(b)          78,812,500
Electronic Data Systems                                                                    1,000,000             64,750,000
EMC                                                                                          600,000(b)          71,400,000
EQUANT                                                                                       500,000(b,c)        55,875,000
Exodus Communications                                                                        300,000(b)          42,712,500
First Data                                                                                 1,500,000             67,500,000
Hewlett-Packard                                                                              100,000             13,450,000
Microsoft                                                                                  2,400,000(b)         214,499,999
Novell                                                                                     2,000,000(b)          66,125,000
Solectron                                                                                  1,421,000(b)          93,075,500
Yahoo!                                                                                       350,000(b)          55,890,625
Total                                                                                                         1,080,053,624

Electronics (14.7%)
Corning                                                                                    1,300,000            244,400,000
Intel                                                                                      1,600,000            180,800,000
Jabil Circuit                                                                              1,000,000(b)          69,437,500
JDS Uniphase                                                                                 300,000(b)          79,125,000
Teradyne                                                                                   1,400,000(b)         121,800,000
Texas Instruments                                                                          1,000,000            166,500,000
Total                                                                                                           862,062,500

Energy (4.7%)
Anadarko Petroleum                                                                         1,000,000             30,750,000
Chevron                                                                                      750,000             56,015,625
Exxon Mobil                                                                                1,700,000            128,031,250
Texaco                                                                                     1,350,000             64,040,625
Total                                                                                                           278,837,500

Financial services (4.3%)
Citigroup                                                                                  1,875,000             96,914,063
Kansas City Southern Inds                                                                    400,000             31,500,000
Morgan Stanley, Dean Witter, Discover & Co                                                 1,800,000            126,787,500
Total                                                                                                           255,201,563

Health care (10.0%)
American Home Products                                                                       850,000             36,975,000
Bristol-Myers Squibb                                                                       1,000,000             56,812,500
Guidant                                                                                      800,000(b)          53,900,000
Immunex                                                                                      470,000(b)          92,795,625
Medtronic                                                                                  1,500,000             72,656,250
Merck & Co                                                                                 1,200,000             73,875,000
Mylan Laboratories                                                                         1,250,000             28,750,000
Pfizer                                                                                     1,750,000             56,218,750
Schering-Plough                                                                              520,000             18,135,000
Teva Pharmaceutical Inds ADR                                                                 730,000(c)          31,481,250
Warner-Lambert                                                                               750,000             64,171,875
Total                                                                                                           585,771,250

Household products (2.6%)
Colgate-Palmolive                                                                          1,900,000             99,156,250
Kimberly-Clark                                                                             1,100,000             56,856,250
Total                                                                                                           156,012,500

Industrial equipment & services (2.3%)
Caterpillar                                                                                  351,300             12,317,456
Illinois Tool Works                                                                        1,500,000             77,531,250
Ingersoll-Rand                                                                             1,200,000             45,975,000
Total                                                                                                           135,823,706

Insurance (1.7%)
ACE                                                                                          621,000(c)          11,100,375
American Intl Group                                                                        1,000,000             88,437,500
Total                                                                                                            99,537,875

Leisure time & entertainment (0.9%)
Disney (Walt)                                                                              1,500,000             50,250,000

Media (3.7%)
Clear Channel Communications                                                               1,000,000(b)          66,625,000
Comcast Special Cl A                                                                       1,500,000             63,750,000
Infinity Broadcasting Cl A                                                                 2,800,000(b)          89,425,000
Total                                                                                                           219,800,000

Metals (0.5%)
Alcoa                                                                                        400,000             27,400,000

Miscellaneous (0.3%)
Akamai Technologies                                                                           75,000(b,e)        19,593,750

Multi-industry conglomerates (5.6%)
General Electric                                                                           1,600,000            211,500,000
Minnesota Mining & Mfg                                                                       400,000             35,250,000
Tyco Intl                                                                                  2,200,000(c)          83,462,500
Total                                                                                                           330,212,500

Paper & packaging (1.6%)
Intl Paper                                                                                 1,550,000             57,059,375
Willamette Inds                                                                            1,149,800             39,021,338
Total                                                                                                            96,080,713

Restaurants & lodging (0.9%)
Wendy's Intl                                                                               3,500,000             55,125,000

Retail (9.8%)
Circuit City Stores-Circuit City Group                                                     1,900,000             76,712,500
Costco Wholesale                                                                           1,200,000(b)          59,550,000
CVS                                                                                        1,250,000             43,750,000
Gap                                                                                        1,600,000             77,300,000
Home Depot                                                                                 1,500,000             86,718,750
Kohl's                                                                                     1,000,000(b)          75,812,500
Safeway                                                                                    1,000,000(b)          38,562,500
Target                                                                                     1,000,000             59,000,000
Wal-Mart Stores                                                                            1,300,000             63,293,750
Total                                                                                                           580,700,000

Utilities -- gas (2.2%)
Enron                                                                                      1,850,000            127,650,000

Utilities -- telephone (3.5%)
Allegiance Telecom                                                                           450,000(b)          44,493,750
AT&T                                                                                       1,800,000             88,987,500
Level 3 Communications                                                                       145,200(b)          16,534,650
MCI WorldCom                                                                               1,300,000(b)          58,012,500
Total                                                                                                           208,028,400

Total common stocks
(Cost: $3,738,639,168)                                                                                       $5,556,785,256


See accompanying notes to investments in securities.


Short-term securities (5.3%)
Issuer                                                              Annualized              Amount                Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

U.S. government agencies (4.1%)
Federal Home Loan Bank Disc Nts
      03-10-00                                                          5.64%             $2,700,000             $2,695,777
      03-17-00                                                          5.63              17,500,000             17,453,557
      04-24-00                                                          5.78              12,500,000             12,386,753
      04-28-00                                                          5.80              50,000,000             49,513,793
Federal Home Loan Mtge Corp Disc Nts
      03-02-00                                                          5.77                 300,000                299,903
      03-03-00                                                          5.71               4,500,000              4,497,859
      03-07-00                                                          5.66              28,300,000             28,268,908
      03-07-00                                                          5.68                 600,000                599,329
      03-21-00                                                          5.82                 400,000                398,647
      03-29-00                                                          5.71                 700,000                696,662
      04-04-00                                                          5.77              25,300,000             25,158,810
Federal Natl Mtge Assn Disc Nts
      03-30-00                                                          5.73               4,000,000              3,979,943
      04-03-00                                                          5.76               7,300,000              7,260,529
      04-10-00                                                          5.73              10,000,000              9,935,196
      04-11-00                                                          5.72              28,600,000             28,410,474
      04-20-00                                                          5.80               2,100,000              2,082,008
      05-25-00                                                          5.92              50,000,000             49,289,305
Total                                                                                                           242,927,453

Commercial paper (1.2%)
AEGON Funding
      05-26-00                                                          6.01              12,200,000(d)          12,024,574
BBV Finance (Delaware)
      04-18-00                                                          5.89               7,600,000              7,539,588
Bell Atlantic Finance Services
      04-26-00                                                          5.93               2,100,000              2,080,482
Cargill Global Funding
      04-27-00                                                          5.92               1,400,000(d)           1,386,566
Ford Motor Credit
      03-07-00                                                          5.59               4,600,000              4,594,857
GTE Funding
      03-22-00                                                          5.82               6,200,000              6,178,025
Paccar Financial
      05-25-00                                                          6.01               2,000,000              1,971,572
Sheffield Receivables
      03-27-00                                                          5.82               6,000,000(d)           5,973,945
      03-27-00                                                          5.82              19,100,000(d)          19,017,059
Variable Funding Capital
      03-16-00                                                          5.77               7,200,000(d)           7,181,200
Windmill Funding
      03-10-00                                                          5.77               1,100,000(d)           1,098,179
      04-05-00                                                          5.90               1,000,000(d)             994,060
Total                                                                                                            70,040,107

Total short-term securities
(Cost: $313,054,328)                                                                                           $312,967,560

Total investments in securities
(Cost: $4,051,693,496)(f)                                                                                    $5,869,752,816


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000, the value of foreign securities represented 3.08% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $4,051,694,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $2,024,678,000
Unrealized depreciation                              (206,619,000)
                                                     ------------
Net unrealized appreciation                        $1,818,059,000

Investments in Securities

AXP VP - Cash Management Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agencies (3.3%)
Issuer                                                              Annualized              Amount               Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

Federal Home Loan Mtge Corp Disc Nts
      03-07-00                                                          5.61%            $10,900,000            $10,889,826
      03-21-00                                                          5.82               6,000,000              5,980,667
Federal Natl Mtge Corp Disc Nt
      03-02-00                                                          5.60               8,000,000              7,998,756

Total U.S. government agencies
(Cost: $24,869,249)                                                                                             $24,869,249

Certificates of deposit (13.4%)
Canadian Imperial Bank Yankee
      03-09-00                                                          5.82%             $5,500,000             $5,500,000
      03-10-00                                                          5.82               6,600,000              6,600,000
      03-21-00                                                          5.80               5,000,000              5,000,000
      03-23-00                                                          5.80               5,000,000              5,000,000
      03-23-00                                                          5.81               5,000,000              5,000,000
      03-27-00                                                          5.82               5,000,000              5,000,000
      03-30-00                                                          5.81               3,000,000              3,000,000
Societe Generale North America
      03-08-00                                                          5.78               1,600,000              1,600,000
      03-16-00                                                          6.06               5,000,000              5,000,000
      04-04-00                                                          5.90               5,000,000              5,000,000
      04-06-00                                                          5.88               5,000,000              5,000,000
      04-07-00                                                          5.91               5,000,000              5,000,000
      06-30-00                                                          6.00               5,000,000              5,000,000
Westdeutsche Landesbank Yankee
      03-22-00                                                          6.15               5,000,000              5,000,000
      03-28-00                                                          5.81               5,000,000              5,000,000
      03-30-00                                                          6.18               5,000,000              5,000,000
      04-13-00                                                          5.90               2,000,000              2,000,000
      04-20-00                                                          5.91               5,000,000              5,000,000
      05-16-00                                                          6.03               4,000,000              4,000,000
      05-23-00                                                          6.02               2,000,000              2,000,000
      05-26-00                                                          6.03               4,000,000              4,000,000
      07-12-00                                                          6.08               5,000,000              5,000,000

Total certificates of deposit
(Cost: $98,700,000)                                                                                             $98,700,000

Commercial paper (78.8%)
Issuer                                                              Annualized              Amount                Value(a)
                                                                  yield on date            payable at
                                                                   of purchase              maturity

Automotive & related (7.0%)
DaimlerChrysler North America
      03-13-00                                                          6.07%             $5,000,000             $4,989,900
      03-15-00                                                          5.98               5,100,000              5,088,160
      04-10-00                                                          5.86               5,000,000              4,967,667
      04-12-00                                                          5.88               6,200,000              6,157,757
      04-17-00                                                          5.88               5,000,000              4,961,878
      04-27-00                                                          5.89               4,000,000              3,963,013
Ford Motor Credit
      03-03-00                                                          5.53               4,700,000              4,698,556
      03-07-00                                                          5.59               9,400,000              9,391,257
      04-28-00                                                          5.92               9,300,000              9,212,198
Total                                                                                                            53,430,386

Banks and savings & loans (18.8%)
Abbey Natl North America
      04-10-00                                                          5.87               8,400,000              8,345,587
      04-18-00                                                          5.89               5,000,000              4,961,067
ABN Amro Canada
      04-07-00                                                          5.90               5,500,000              5,466,875
      04-12-00                                                          5.90               5,000,000              4,965,817
      04-25-00                                                          5.89               5,000,000              4,955,389
      04-27-00                                                          5.91               3,000,000              2,972,165
      05-24-00                                                          6.01               5,000,000              4,930,817
      07-17-00                                                          6.10               5,000,000              4,885,843
ANZ (Delaware)
      04-13-00                                                          5.87               5,000,000              4,965,182
Bank One Canada
      03-07-00                                                          5.78               5,500,000              5,494,711
      03-14-00                                                          5.80               8,500,000              8,482,227
      03-15-00                                                          5.80               5,000,000              4,988,742
      03-20-00                                                          5.78               4,000,000              3,987,840
      04-19-00                                                          5.89               4,400,000              4,365,025
      05-25-00                                                          6.01               5,000,000              4,929,993
BBV Finance (Delaware)
      03-01-00                                                          5.80               4,500,000              4,500,000
      03-06-00                                                          5.79               4,100,000              4,096,703
Deutsche Bank Financial
      03-31-00                                                          5.74               9,500,000              9,454,795
      04-03-00                                                          5.73              10,000,000              9,947,749
      04-05-00                                                          5.80               5,000,000              4,971,951
      04-12-00                                                          5.85               5,000,000              4,966,079
Dresdner US Finance
      03-14-00                                                          5.76               4,400,000              4,390,872
      03-28-00                                                          5.77               5,600,000              5,575,871
      04-13-00                                                          5.86               5,000,000              4,965,272
      04-27-00                                                          5.88               5,000,000              4,953,846
First Union Natl Bank
      05-19-00                                                          5.35               1,000,000              1,000,000
Societe Generale North America
      04-20-00                                                          5.88               2,900,000              2,876,518
Westpac Capital
      07-18-00                                                          6.05               2,000,000              1,954,362
Total                                                                                                           142,351,298

Broker dealers (18.1%)
Bear Stearns
      03-20-00                                                          5.78               2,000,000              1,993,920
      04-13-00                                                          5.51               2,000,000              1,986,933
      04-19-00                                                          5.85               3,100,000              3,075,527
      04-21-00                                                          5.58               1,000,000                992,152
      04-21-00                                                          5.91               5,000,000              4,958,492
      05-16-00                                                          6.01               5,000,000              4,937,406
      05-18-00                                                          6.01               5,000,000              4,935,758
      06-01-00                                                          6.05               3,000,000              2,954,307
      02-26-01                                                          5.93               5,000,000(c)           5,000,000
Goldman Sachs Group
      03-17-00                                                          5.76               4,000,000              3,989,778
      03-23-00                                                          5.77               3,000,000              2,989,458
      03-28-00                                                          5.77               5,000,000              4,978,438
      05-15-00                                                          5.99               2,000,000              1,975,333
Merrill Lynch
      04-05-00                                                          5.86               5,000,000              4,971,660
      04-06-00                                                          5.89               6,000,000              5,964,840
      04-17-00                                                          5.92               5,000,000              4,961,682
      04-20-00                                                          5.91               5,000,000              4,959,306
      04-26-00                                                          5.91               3,000,000              2,972,653
      05-12-00                                                          6.00               2,700,000              2,667,978
      05-22-00                                                          6.01               5,000,000              4,932,464
Morgan Stanley, Dean Witter, Discover & Co
      03-21-00                                                          5.80               4,100,000              4,086,834
      03-28-00                                                          5.75               5,400,000              5,376,794
      03-29-00                                                          5.77               5,000,000              4,977,678
      04-12-00                                                          5.88               5,000,000              4,965,933
      04-19-00                                                          5.89               1,700,000              1,686,487
      04-24-00                                                          5.89               4,000,000              3,964,960
      04-25-00                                                          5.88               3,000,000              2,973,279
Salomon Smith Barney
      03-03-00                                                          5.80               5,000,000              4,998,389
      03-13-00                                                          5.82               3,100,000              3,093,996
      04-18-00                                                          5.92               4,000,000              3,968,693
      04-20-00                                                          5.90               4,200,000              4,165,875
      04-26-00                                                          5.92               5,000,000              4,954,344
      04-28-00                                                          5.91               2,000,000              1,981,150
      05-17-00                                                          6.00               4,900,000              4,837,955
      05-22-00                                                          6.01               5,000,000              4,932,464
Total                                                                                                           137,162,916

Communications equipment & services (0.6%)
BellSouth Capital Funding
      04-05-00                                                          5.77               4,200,000(b)           4,176,562

Energy (0.7%)
Chevron Transport
      04-17-00                                                          5.86               5,000,000(b)           4,962,008

Financial services (15.0%)
AEGON Funding
      04-24-00                                                          5.92               5,000,000(b)           4,955,975
      06-01-00                                                          6.01               4,800,000              4,727,381
Associates Corp North America
      03-30-00                                                          5.85               5,000,000              4,976,558
      04-03-00                                                          5.78               5,000,000              4,973,646
Associates First Capital
      03-27-00                                                          5.73               5,000,000              4,979,381
      05-31-00                                                          6.02               4,000,000              3,940,041
CIT Group Holdings
      03-01-00                                                          5.74               4,300,000              4,300,000
      03-09-00                                                          5.74               4,200,000              4,194,652
      03-22-00                                                          5.82               5,500,000              5,481,392
      04-04-00                                                          5.88               5,000,000              4,972,375
      04-11-00                                                          5.90               4,000,000              3,973,304
      04-12-00                                                          5.86               5,000,000              4,966,050
Falcon Asset
      04-17-00                                                          5.92               2,900,000(b)           2,877,776
GMAC
      03-14-00                                                          5.99               5,900,000              5,887,259
      04-18-00                                                          5.89               4,000,000              3,968,853
      04-24-00                                                          5.87               6,100,000              6,046,747
      04-26-00                                                          5.88               7,600,000              7,531,076
      04-28-00                                                          5.88               5,000,000              4,953,117
Household Finance
      03-06-00                                                          5.72               4,200,000              4,196,663
      03-31-00                                                          5.80               5,600,000              5,573,073
Intl Lease Finance
      04-07-00                                                          5.83               6,000,000              5,964,233
      04-28-00                                                          5.90               4,300,000              4,259,542
Paccar Financial
      05-24-00                                                          6.00               6,000,000              5,917,120
Total                                                                                                           113,616,214

Food (0.1%)
Cargill Global
      03-10-00                                                          5.29               1,000,000(b)             998,680

Household products (0.7%)
Procter & Gamble
      03-24-00                                                          5.82               5,000,000              4,981,472

Insurance (3.6%)
American General
      04-19-00                                                          5.88               5,900,000              5,853,182
American General Finance
      03-31-00                                                          5.80               6,900,000              6,866,823
      04-12-00                                                          5.87               9,200,000              9,137,424
      04-24-00                                                          5.92               5,600,000              5,550,692
Total                                                                                                            27,408,121

Metals (0.7%)
Alcoa
      04-25-00                                                          5.88               5,000,000              4,955,465

Multi-industry conglomerates (4.3%)
GE Capital Intl Funding
      03-22-00                                                          5.79               2,000,000(b)           1,993,268
      03-31-00                                                          5.78               5,000,000(b)           4,976,042
      04-11-00                                                          5.89               5,000,000(b)           4,966,688
      04-26-00                                                          5.89               5,000,000(b)           4,954,578
      04-27-00                                                          5.88               2,300,000(b)           2,278,769
      05-05-00                                                          5.99               3,000,000              2,967,879
      05-19-00                                                          6.02               4,000,000(b)           3,947,860
General Electric Capital
      03-01-00                                                          5.88               2,000,000              2,000,000
      03-17-00                                                          5.75               4,300,000              4,289,030
Total                                                                                                            32,374,114

Utilities -- electric (7.4%)
Natl Rural Utilities
      03-08-00                                                          6.06               4,000,000              3,995,294
      03-24-00                                                          5.94              10,000,000              9,962,178
      03-27-00                                                          6.02               5,000,000              4,978,369
      03-28-00                                                          6.04               5,000,000              4,977,463
      03-29-00                                                          6.03               6,200,000              6,171,067
Northern States Power
      05-19-00                                                          6.00              11,800,000             11,646,705
UBS Finance (Delaware)
      03-06-00                                                          5.72               5,000,000              4,996,028
      03-10-00                                                          5.73               4,800,000              4,793,136
      04-06-00                                                          5.85               5,000,000              4,970,900
Total                                                                                                            56,491,140

Utilities -- telephone (1.9%)
AT&T
      03-16-00                                                          5.71               5,000,000              4,988,125
      03-20-00                                                          5.73               4,800,000              4,785,535
GTE Funding
      03-06-00                                                          5.97               5,000,000              4,995,854
Total                                                                                                            14,769,514

Total commercial paper
(Cost: $597,677,890)                                                                                           $597,677,890

Letters of credit (5.6%)
Issuer                                                              Annualized              Amount                Value(a)
                                                                  yield on date            payable at
                                                                   of purchase              maturity

ABN Amro-
Louis Dreyfus
      03-20-00                                                          5.82%             $3,000,000             $2,990,817
Bank of America-
AES Hawaii
      03-03-00                                                          6.01               5,000,000              4,998,331
      03-24-00                                                          5.76               4,400,000              4,383,864
      04-14-00                                                          5.86               9,300,000              9,233,846
Dresdner Bank-
Louis Dreyfus
      03-02-00                                                          5.82               5,000,000              4,999,191
Toronto Dominion Bank-
Presbyterian Healthcare Services
      03-08-00                                                          5.75               4,000,000              3,995,536
United Bank Switzerland-
River Fuel Trust
      03-02-00                                                          5.77               4,400,000(b)           4,399,295
      04-03-00                                                          5.86               5,000,000(b)           4,973,279

Total letters of credit
(Cost: $39,974,159)                                                                                             $39,974,159

Total investments in securities
(Cost: $761,221,298)(d)                                                                                        $761,221,298


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2000.

(d) Also represents the cost of securities for federal income tax purposes at Feb. 29, 2000.


Investments in Securities
AXP VP - Diversified Equity Income Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.5%)
Issuer                                                                                                               Shares
Value(a)

Aerospace & defense (2.0%)
Goodrich (BF)                                                                                  2,695                $64,512
Honeywell Intl                                                                                   534                 25,699
Rockwell Intl                                                                                  2,522                114,120
Total                                                                                                               204,331

Automotive & related (1.9%)
Ford Motor                                                                                     2,448                101,898
General Motors                                                                                 1,214                 92,340
Total                                                                                                               194,238

Banks and savings & loans (8.9%)
Allied Capital                                                                                 4,044                 70,265
Bank of America                                                                                4,286                197,423
Bank of New York                                                                               3,105                103,435
Chase Manhattan                                                                                  971                 77,316
First Union                                                                                    2,588                 76,346
FleetBoston Financial                                                                          4,338                118,211
Mellon Financial                                                                               3,335                100,467
SLM Holding                                                                                    1,393                 43,618
Wells Fargo                                                                                    3,819                126,266
Total                                                                                                               913,347

Building materials & construction (1.7%)
Fluor                                                                                          2,730                 77,634
Martin Marietta Materials                                                                      2,687                 95,389
Total                                                                                                               173,023

Chemicals (2.1%)
Dow Chemical                                                                                     411                 44,594
Du Pont (EI) de Nemours                                                                        1,902                 96,050
Imperial Chemical Inds                                                                         1,502(c)              46,562
Lyondell Petrochemical                                                                         3,864                 33,086
Total                                                                                                               220,292

Communications equipment & services (2.1%)
Motorola                                                                                       1,269                216,365

Computers & office equipment (6.9%)
BMC Software                                                                                   1,030(b)              47,380
Compaq Computer                                                                                2,050                 50,994
Electronic Data Systems                                                                          799                 51,735
Equant                                                                                           731(b,c)            81,689
First Data                                                                                     1,131                 50,895
Hewlett-Packard                                                                                  681                 91,595
NOVA                                                                                           3,817(b)              88,030
Solectron                                                                                      1,336(b)              87,508
Unisys                                                                                         5,386(b)             161,243
Total                                                                                                               711,069

Energy (10.4%)
Chevron                                                                                        3,340                249,456
Conoco Cl A                                                                                    5,394                103,497
Conoco Cl B                                                                                    1,543                 30,378
ENI                                                                                           14,700(b,c)            68,470
Exxon Mobil                                                                                    4,188                315,408
FirstEnergy                                                                                    1,843                 34,441
Sunoco                                                                                         3,825                 94,430
Texaco                                                                                         3,533                167,597
Total                                                                                                             1,063,677

Energy equipment & services (0.6%)
Halliburton                                                                                    1,618                 61,787

Financial services (13.1%)
Alliance Capital Management Holding LP                                                         4,194                157,013
Citigroup                                                                                      8,719                450,662
Kansas City Southern Inds                                                                      1,901                149,704
MBNA                                                                                           7,259                165,142
Morgan Stanley, Dean Witter, Discover & Co                                                     3,959                278,862
Providian Financial                                                                            1,949                126,320
Total                                                                                                             1,327,703

Food (1.8%)
Bestfoods                                                                                      1,657                 69,490
General Mills                                                                                  2,018                 66,468
Sara Lee                                                                                       3,296                 49,440
Total                                                                                                               185,398

Health care (4.2%)
American Home Products                                                                         1,961                 85,304
Baxter Intl                                                                                    1,315                 71,668
Mylan Laboratories                                                                             4,957                114,010
Pharmacia & Upjohn                                                                             1,500                 71,438
Warner-Lambert                                                                                 1,044                 89,327
Total                                                                                                               431,747

Household products (1.3%)
Colgate-Palmolive                                                                              2,516                131,304

Industrial equipment & services (2.3%)
Caterpillar                                                                                      827                 28,997
Illinois Tool Works                                                                            1,900                 98,206
Parker-Hannifin                                                                                3,084                111,795
Total                                                                                                               238,998

Insurance (4.5%)
American Intl Group                                                                            3,261                288,395
Aon                                                                                            2,878                 60,258
Marsh & McLennan                                                                               1,440                111,420
Total                                                                                                               460,073

Media (4.1%)
Adelphia Communications Cl A                                                                     719(b)              39,500
CBS                                                                                            4,730(b)             281,731
MediaOne Group                                                                                 1,252(b)              98,282
Total                                                                                                               419,513

Multi-industry conglomerates (0.4%)
Emerson Electric                                                                                 925                 42,145

Paper & packaging (2.0%)
American Natl Can Group                                                                        5,866                 58,660
Intl Paper                                                                                     4,110                151,299
Total                                                                                                               209,959

Retail (4.8%)
Circuit City Stores-Circuit City Group                                                         4,646                187,582
CVS                                                                                            3,410                119,350
Target                                                                                         3,218                189,862
Total                                                                                                               496,794

Transportation (0.7%)
Teekay Shipping                                                                                3,182(c)              68,413

Utilities -- electric (3.3%)
Carolina Power & Light                                                                           509                 15,143
CMS Energy                                                                                     1,853                 31,038
Duke Energy                                                                                    1,443                 69,986
Edison Intl                                                                                    2,711                 71,332
New Century Energies                                                                           1,110                 30,039
NiSource                                                                                       2,068                 26,755
Northern States Power                                                                          2,711                 47,612
Texas Utilities                                                                                1,462                 47,698
Total                                                                                                               339,603

Utilities -- gas (0.6%)
El Paso Energy                                                                                 1,628                 60,338

Utilities -- telephone (11.8%)
ALLTEL                                                                                           410                 23,780
AT&T                                                                                           5,112                252,724
Bell Atlantic                                                                                  3,026                148,085
BellSouth                                                                                      3,132                127,629
Cable & Wireless                                                                                 950(b,c)            19,738
Deutsche Telekom                                                                                 300(c)              25,141
GTE                                                                                            1,455                 85,845
MCI WorldCom                                                                                   3,406(b)             151,970
SBC Communications                                                                             5,786                219,868
Sprint                                                                                           374                 22,814
Sprint PCS                                                                                       304(b)              15,732
Telefonica de Espana ADR                                                                         342(b,c)            29,647
U S WEST Communications Group                                                                  1,106                 80,323
Total                                                                                                             1,203,296

Total common stocks
(Cost: $10,248,125)                                                                                              $9,373,413

Short-term security (4.9%)
Issuer                                                             Annualized                Amount                 Value(a)
                                                                  yield on date            payable at
                                                                   of purchase              maturity
U.S. government agency
Federal Natl Mtge Assn Disc Nt
      03-02-00                                                          5.80%               $500,000               $499,838

Total short-term security
(Cost: $499,919)                                                                                                   $499,838

Total investments in securities
(Cost: $10,748,044)(d)                                                                                           $9,873,251

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000, the value of foreign securities represented 3.31% of net assets.

(d) At Feb. 29, 2000, the cost of securities for federal income tax purposes was
approximately   $10,748,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $273,000
Unrealized depreciation                                      (1,148,000)
                                                             ----------
Net unrealized depreciation                                   $(875,000)


Investments in Securities
AXP VP - Extra Income Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (82.2%)
Issuer                                                                Coupon               Principal               Value(a)
                                                                       rate                   amount
Aerospace & defense (1.5%)
BE Aerospace
   Sr Sub Nts Series B
      03-01-08                                                          8.00%             $1,800,000             $1,530,000
Compass Aerospace
   Company Guaranty Series B
      04-15-05                                                         10.13               1,720,000                774,000
Fairchild
   Company Guaranty
      04-15-09                                                         10.75               4,950,000              2,722,500
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                                         10.38               1,060,000              1,075,900
Sequa
   Sr Nts
      08-01-09                                                          9.00               3,500,000              3,237,500
Total                                                                                                             9,339,900

Automotive & related (3.4%)
EV Intl
   Company Guaranty Series A
      03-15-07                                                         11.00               2,500,000              1,575,000
French (JL) Auto Casting
   Company Guaranty Series B
      06-01-09                                                         11.50               2,600,000              2,626,000
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                                          9.13               2,000,000              1,860,000
Lear
   Company Guaranty Series B
      05-15-09                                                          8.11               4,000,000              3,721,200
MSX Intl
   Company Guaranty
      01-15-08                                                         11.38               2,725,000              2,534,250
Oxford Automotive
   Company Guaranty Series D
      06-15-07                                                         10.13               4,250,000              3,995,000
Penda
   Sr Nts Series B
      03-01-04                                                         10.75               1,200,000              1,131,000
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                                          9.50               4,250,000              3,867,500
Total                                                                                                            21,309,950

Banks and savings & loans (0.4%)
Sovereign Bancorp
   Sr Nts
      11-15-06                                                         10.50               2,750,000              2,750,000

Beverages & tobacco (0.4%)
Canandaigua Brands
   Company Guaranty
      03-01-09                                                          8.50               2,500,000              2,337,500

Chemicals (1.6%)
Allied Waste North America
   Company Guaranty Series B
      01-01-06                                                          7.63                 750,000                648,750
      01-01-09                                                          7.88               2,175,000              1,832,438
      08-01-09                                                         10.00               3,750,000              3,093,750
Lyondell Chemical
   Series B
      05-01-07                                                          9.88               2,500,000              2,387,500
   Sr Sub Nts
      05-01-09                                                         10.88               1,300,000              1,228,500
Sterling Chemicals
   Company Guaranty Series B
      07-15-06                                                         12.38               1,000,000              1,030,000
Total                                                                                                            10,220,938

Commercial finance (0.2%)
Advance Holding
   Zero Coupon Series B
      04-15-03                                                         12.88               1,900,000(g)             997,500

Communications equipment & services (13.4%)
AirGate PCS
   Zero Coupon
      10-01-04                                                         13.50                   3,300(g)           2,623,500
Birch Telecom
   Sr Nts
      06-15-08                                                         14.00               3,000,000              3,030,000
Caprock Communications
   Sr Nts Series B
      07-15-08                                                         12.00               3,000,000              3,067,500
Covad Communications Group
   Sr Nts
      02-15-09                                                         12.50               2,000,000              2,010,000
Crown Castle Intl
   Zero Coupon Sr Disc Nts
      08-01-04                                                         11.30               2,250,000(g)           1,383,750
DLJ Secured Loan Trust
   Sr Secured Ctfs
      07-07-07                                                         10.13               2,000,000              2,000,000
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                                         12.25               3,000,000              3,210,000
EchoStar DBS
   Sr Nts
      02-01-09                                                          9.38               7,200,000              7,038,000
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
      12-15-07                                                         11.50               3,850,000(c)           3,715,250
      06-15-08                                                         10.88               2,000,000(c)           1,910,000
GST Equipment Funding
   Sr Nts
      05-01-07                                                         13.25                 750,000                753,750
GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                                                         10.50               3,000,000(g)           1,485,000
GST Telecommunications
   Sr Sub Nts
      11-15-07                                                         12.75                 750,000                712,500
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                                         13.25               5,400,000(c,d,g)       3,240,000
KMC Telecom Holdings
   Sr Nts
      05-15-09                                                         13.50               3,000,000              3,060,000
   Zero Coupon Sr Disc Nts
      02-15-03                                                         12.68               1,500,000(g)             862,500
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                                          9.50                 600,000                570,000
NTL
   Sr Nts Series B
      02-15-07                                                         10.00               2,000,000              2,005,000
   Zero Coupon Sr Nts Series B
      02-01-01                                                          8.94               5,000,000(g)           4,650,000
NTL Communications
   Zero Coupon Sr Nts Series B
      10-01-03                                                         12.38               1,500,000(g)           1,027,500
Orius Capital
   Sr Sub Nts
      02-01-10                                                         12.75               1,100,000(d)           1,100,000
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                                          9.13               4,700,000              4,700,000
Rhythms NetConnections
   Sr Nts
      04-15-09                                                         12.75               1,750,000              1,688,750
      02-15-10                                                         14.00               2,250,000(d)           2,227,500
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
      04-15-04                                                         11.25               3,725,000(g)           2,179,125
Tele1 Europe
   (U.S. Dollar) Sr Nts
      05-15-09                                                         13.00               1,000,000(c)           1,050,000
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                                         13.88               3,000,000(g)             300,000
Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                                                         10.86               2,000,000(g)           1,445,000
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                                          4.00                 510,000(c,d)           757,400
   (U.S. Dollar) Sr Nts
      05-15-08                                                         13.25               3,100,000(c)           3,286,000
Vialog
   Company Guaranty
      11-15-01                                                         12.75               3,720,000              2,883,000
Voicestream Wireless
   Sr Nts
      08-15-06                                                         11.63               2,450,000              2,621,500
      11-15-09                                                         10.38               2,200,000(e)           2,274,250
   Sr Nts Series A
      08-15-06                                                         11.63               2,000,000              2,140,000
   Zero Coupon Sr Disc Nts
      11-15-04                                                         11.88               2,900,000(e,g)         1,812,500
Williams Communication Group
   Sr Nts
      10-01-09                                                         10.88               2,500,000              2,550,000
Worldwide Fiber
   Sr Nts
      08-01-09                                                         12.00               2,500,000(d)           2,556,250
Total                                                                                                            83,925,525

Computers & office equipment (2.5%)
Concentric Network
   Sr Nts
      12-15-07                                                         12.75               1,600,000              1,716,000
Cooperative Computing
   Sr Sub Nts
      02-01-08                                                          9.00               3,250,000              1,239,063
Globix
   Sr Nts
      02-01-10                                                         12.50               6,000,000(d)           5,970,000
PSINet
   Sr Nts Series B
      02-15-05                                                         10.00               2,850,000              2,764,500
Verio
   Sr Nts
      04-01-05                                                         10.38                 500,000                495,000
      12-01-08                                                         11.25               3,250,000              3,363,750
Total                                                                                                            15,548,313

Electronics (0.4%)
Metromedia Fiber Network
   Sr Nts Series B
      11-15-08                                                         10.00               2,250,000              2,233,125

Energy (2.6%)
Clark R&M
   Sr Sub Nts
      11-15-07                                                          8.88               1,400,000                630,000
Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                                                          9.50               2,550,000              1,810,500
HS Resources
   Sr Sub Nts Series B
      11-15-06                                                          9.25               1,000,000                962,500
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
      11-01-04                                                         11.75               2,250,000(b,c,d)       1,690,313
Lodestar Holdings
   Company Guaranty
      05-15-05                                                         11.50               5,565,000              1,669,500
Michael Petroleum
   Sr Nts Series B
      04-01-05                                                         11.50                 500,000(b)             225,000
Nuevo Energy
   Sr Sub Nts Series B
      06-01-08                                                          9.50               2,000,000              1,950,000
Ocean Energy
   Company Guaranty Series B
      07-01-08                                                          8.38               2,250,000              2,148,750
Petroleos Mexicanos
   (U.S. Dollar) Series P
      09-15-27                                                          9.50               2,000,000(c)           2,032,500
Rayovac
   Sr Sub Nts Series B
      11-01-06                                                         10.25               2,412,000              2,496,420
Roil
   (U.S. Dollar)
      12-05-02                                                         12.78                 816,000(c,d)           718,080
Total                                                                                                            16,333,563

Energy equipment & services (0.1%)
Seven Seas Petroleum
   Sr Nts Series B
      05-15-05                                                         12.50               2,000,000                840,000

Financial services (2.4%)
AOA Holdings LLC
   Sr Nts
      06-01-06                                                         10.38               2,500,000              2,484,375
Arcadia Financial
   Sr Nts
      03-15-07                                                         11.50               4,830,000              5,041,000
Gemini Inds
      12-23-01                                                         13.50               1,507,500(b,e)           150,750
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                                         10.00               1,475,000(c)           1,003,000
LaBranche
      03-01-07                                                         12.00               4,000,000(d)           3,980,000
RBF Finance
   Company Guaranty
      03-15-09                                                         11.38               2,060,000              2,183,600
Total                                                                                                            14,842,725

Food (0.4%)
Aurora Foods
   Sr Sub Nts Series D
      02-15-07                                                          9.88               2,000,000              1,100,000
RAB Enterprises
   Company Guaranty
      05-01-05                                                         10.50               2,400,000              1,656,000
Total                                                                                                             2,756,000

Health care (0.9%)
Alaris Medical
   Zero Coupon Sr Disc Nts
      08-01-03                                                         11.12               4,000,000(g)           1,565,000
Alaris Medical Systems
   Company Guaranty
      12-01-06                                                          9.75               4,675,000              3,880,250
Total                                                                                                             5,445,250

Health care services (2.3%)
Fountain View
   Company Guaranty Series B
      04-15-08                                                         11.25                 950,000                703,000
Genesis Health Ventures
   Sr Sub Nts
      10-01-06                                                          9.25               1,700,000                204,000
Hanger Orthopedic Group
   Sr Sub Nts
      06-15-09                                                         11.25               1,700,000              1,377,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                                          9.00               4,500,000              3,667,500
Oxford Health Plans
   Sr Nts
      05-15-05                                                         11.00               2,275,000              2,252,250
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                                         10.00               4,385,000              1,973,250
Physician Sales & Service
   Company Guaranty
      10-01-07                                                          8.50               1,400,000              1,288,000
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                                          8.13               2,950,000              2,699,250
Total                                                                                                            14,164,250

Household products (0.2%)
Scotts
   Sr Sub Nts
      01-15-09                                                          8.63               1,200,000(d)           1,128,000

Industrial equipment & services (2.1%)
Blount
   Company Guaranty
      06-15-05                                                          7.00               2,600,000              2,275,000
Fairfield Mfg
   Sr Sub Nts
      10-15-08                                                          9.63               3,000,000              2,730,000
Grove Holdings/Capital
   Zero Coupon
      05-01-03                                                         11.63               1,000,000(g)             100,000
Grove Inds LLC
      05-01-10                                                         14.50                 835,924                 50,155
Motor & Gears
   Sr Nts Series D
      11-15-06                                                         10.75               5,250,000              5,171,250
Thermadyne Holdings
   Zero Coupon
      06-01-03                                                         12.50               3,000,000(g)           1,290,000
Thermadyne Mfg
   Company Guaranty
      06-01-08                                                          9.88               2,000,000              1,640,000
Total                                                                                                            13,256,405

Insurance (0.3%)
Americo Life
   Sr Sub Nts
      06-01-05                                                          9.25               2,000,000              1,992,500

Leisure time & entertainment (6.1%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
      12-15-09                                                         13.00               2,500,000(c)           2,453,125
AMC Entertainment
   Sr Sub Nts
      02-01-11                                                          9.50               1,750,000              1,321,250
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                                          9.50               2,155,000              2,025,700
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                                          8.88               2,500,000              2,243,750
Hollywood Casino Shreveport
   1st Mtge
      08-01-06                                                         13.00               1,500,000(d)           1,612,500
Horseshoe Gaming Holding
   Company Guaranty
      05-15-09                                                          8.63               4,000,000              3,680,000
Icon Health & Fitness
   Company Guaranty
      09-27-05                                                         12.00                 444,000(d)             266,400
Isle of Capri Casinos/Capital
   1st Mtge Series B
      08-31-04                                                         13.00               2,750,000              2,997,500
Lodgenet Entertainment
   Sr Nts
      12-15-06                                                         10.25               2,000,000              2,000,000
Pinnacle Entertainment
   Company Guaranty Series B
      02-15-07                                                          9.25               2,000,000              1,935,000
Premier Cruises
   Sr Nts
      03-15-08                                                         11.00               2,000,000(h)                  --
Premier Parks
   Sr Nts
      04-01-06                                                          9.25               2,100,000              1,984,500
      06-15-07                                                          9.75               2,300,000              2,208,000
Regal Cinemas
   Sr Sub Nts
      06-01-08                                                          9.50               4,500,000              3,015,000
      12-15-10                                                          8.88               2,250,000              1,395,000
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                                         11.25               8,550,000              5,899,500
Trump Holdings & Funding
   Sr Nts
      06-15-05                                                         15.50               1,200,000                960,000
United Artists Theatres
   Series 1995A
      07-01-15                                                          9.30               2,720,905              1,908,796
   Sr Sub Nts Series B
      04-15-08                                                          9.75               4,730,000                283,800
Total                                                                                                            38,189,821

Media (9.5%)
Adelphia Communications
   Sr Nts
      05-01-09                                                          7.88               3,000,000              2,610,000
   Sr Nts Series B
      02-01-08                                                          8.38               2,200,000              1,996,500
   Zero Coupon Sr Nts Pay-in-kind Series B
      02-15-04                                                          9.50                  60,991(f,j)            61,143
AMFM Operating
   Pay-in-kind
      10-31-06                                                         12.63               1,060,700              1,198,591
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-00                                                         12.80               2,260,000(b,c,g)          22,600
Australis Media
   (U.S. Dollar)
      11-01-00                                                         14.00                 197,041(c)             182,125
   (U.S. Dollar) Zero Coupon
      05-15-00                                                         12.25               4,500,000(b,c,g)             450
      05-15-00                                                         14.06                  47,958(b,c,g)             480
Benedek Communications
   Zero Coupon Sr Disc Nts
      05-15-01                                                         11.89               2,250,000(g)           2,075,625
Big City Radio
   Zero Coupon Company Guaranty
      03-15-01                                                         11.25               2,000,000(g)           1,280,000
Bresnan Communications
   Sr Nts Series B
      02-01-09                                                          8.00               1,450,000              1,457,250
Capstar Broadcasting
   Sub Deb Pay-in-kind
      07-01-09                                                         12.00               1,123,600(j)           1,275,286
   Zero Coupon Sr Disc Nts
      02-01-02                                                          7.49               1,000,000(g)             900,000
CBS Radio
   Pay-in-kind Sub Deb
      01-15-09                                                         11.38               1,052,800(j)           1,158,080
Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                                                          9.38               2,150,000(c)             886,875
Charter Communications Holdings/Charter Capital
   Sr Nts
      01-15-10                                                         10.25               2,250,000(d)           2,238,750
Coaxial Communications/Phoenix
   Company Guaranty
      08-15-06                                                         10.00               1,500,000              1,434,375
Golden Sky Systems
   Company Guaranty Series B
      08-01-06                                                         12.38               1,500,000              1,657,500
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                                         10.50               3,000,000(c)           2,880,000
Outdoor Systems
   Company Guaranty
      06-15-07                                                          8.88               5,165,000              5,268,299
Paxson Communications
   Sr Sub Nts
      10-01-02                                                         11.63               4,550,000              4,692,188
Pegasus Media & Communications
   Series B
      07-01-05                                                         12.50               1,500,000              1,612,500
   Sr Nts Series B
      10-15-05                                                          9.63               5,180,000              5,024,600
Price Communications Wireless
   Sr Sub Nts
      07-15-07                                                         11.75               2,500,000              2,712,500
Radio Unica
   Zero Coupon Company Guaranty
      08-01-02                                                         11.74               2,000,000(g)           1,260,000
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                                         10.50               2,600,000(c)           2,548,000
Sinclair Broadcast Group
   Sr Sub Nts
      12-15-07                                                          8.75                 450,000                399,938
   Company Guaranty
      07-15-07                                                          9.00               1,700,000              1,547,000
Telemundo Holdings
   Zero Coupon Sr Disc Nts Series B
      08-15-03                                                         11.50               4,000,000(g)           2,580,000
Telewest Communications
   (U.S. Dollar) Sr Nts
      11-01-08                                                         11.25               2,000,000(c)           2,100,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                                          9.25               3,600,000(c,d,g)       2,160,000
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                                         10.00               1,102,500(c,e,j)       1,653,750
WRC Media/Weekly Read/JLC
      11-15-09                                                         12.75               2,500,000(d)           2,475,000
Total                                                                                                            59,349,405

Metals (2.9%)
AK Steel
   Company Guaranty
      02-15-09                                                          7.88               2,500,000              2,262,500
EnviroSource
   Sr Nts
      06-15-03                                                          9.75               5,000,000              3,400,000
Great Lakes Acquisition
   Zero Coupon Series B
      05-15-03                                                         13.13               2,635,000(g)           1,396,550
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
      05-15-08                                                         10.25               1,060,000(j)             985,800
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                                         10.13                 750,529(c,d)           720,507
Maxxam Group Holdings
   Sr Nts Series B
      08-01-03                                                         12.00               2,000,000              1,825,000
Ormet
   Company Guaranty
      08-15-08                                                         11.00               3,500,000(d)           3,290,000
Pen Holdings
   Company Guaranty Series B
      06-15-08                                                          9.88               1,875,000              1,706,250
Renco Steel Holdings
   Sr Nts Series B
      02-01-05                                                         10.88               1,050,000                934,500
Sheffield Steel
   1st Mtge Series B
      12-01-05                                                         11.50               2,000,000              1,700,000
Total                                                                                                            18,221,107

Miscellaneous (9.5%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                                         10.75               1,500,000              1,556,250
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                                          9.88               3,120,000              2,870,400
Argo-Tech
   Company Guaranty Series D
      10-01-07                                                          8.63               3,000,000              2,460,000
Bistro Trust
   Sub Nts
      12-31-02                                                          9.50               1,000,000                931,800
Booth Creek Ski Holdings
   Sr Nts Series B
      03-15-07                                                         12.50                 500,000                351,250
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                                         11.00               2,500,000(c)           2,400,000
Charter Communications Holdings LLC
   Sr Nts
      04-01-09                                                          8.63               2,500,000              2,268,750
Comforce Operating
   Sr Nts Series B
      12-01-07                                                         12.00                 750,000                427,500
Consolidated Container
   Sr Sub Nts
      07-15-09                                                         10.13               2,850,000(d)           2,878,500
Cybernet Internet Service
   Sr Nts
      07-01-09                                                         14.00               2,000,000              1,660,000
Dura Operating
   Company Guaranty Series B
      05-01-09                                                          9.00               1,400,000              1,298,500
Equinix
      12-01-07                                                         13.00               2,500,000              2,575,000
Falcon Products
   Company Guaranty Series B
      06-15-09                                                         11.38               2,750,000              2,571,250
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                                          8.88               1,750,000(c)           1,583,750
ISG Resources
      04-15-08                                                         10.00               2,705,000              2,414,213
Knology Holdings
   Zero Coupon Sr Disc Nts
      10-15-02                                                         12.14                 900,000(g)             589,500
Nextel Partners
   Zero Coupon Sr Disc Nts
      02-01-04                                                         13.60              10,100,000(g)           6,766,999
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                                         13.50               2,475,000              2,645,156
NSM Steel
   Company Guaranty
      02-01-06                                                         12.00                 783,258(b,d)            46,995
      02-01-08                                                         12.25               1,200,000(b,d)            24,000
Omega Cabinets
   Sr Sub Nts
      06-15-07                                                         10.50                 860,000                860,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                                         11.00               6,690,000              6,021,000
Park-Ohio Inds
   Sr Sub Nts
      12-01-07                                                          9.25               3,195,000              2,827,575
Pierce Leahy Command
   Company Guaranty
      05-15-08                                                          8.13               5,125,000              4,471,563
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                                         14.00               1,775,000(c)           1,158,188
Riviera Black Hawk
   1st Mtge
      05-01-05                                                         13.00               1,575,000              1,716,750
SC Intl
      09-01-07                                                          9.25               3,700,000              3,404,000
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                                          9.50               1,250,000                850,000
Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                                                         11.00                 570,000                507,300
Total                                                                                                            60,136,189

Multi-industry conglomerates (1.1%)
Communications & Power Inds
   Sr Sub Nts Series B
      08-01-05                                                         12.00               2,000,000              1,620,000
Jordan Inds
   Sr Nts Series D
      08-01-07                                                         10.38               3,740,000              3,702,600
   Zero Coupon Sr Sub Debs Series B
      04-01-02                                                         11.75               1,608,386(g)           1,093,702
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                                         10.50                 145,650                 71,369
Prime Succession
   Sr Sub Nts
      08-15-04                                                         10.75               2,710,000(b)             677,500
Total                                                                                                             7,165,171

Paper & packaging (6.8%)
Berry Plastics
   Company Guaranty Series C
      04-15-04                                                         12.25                 750,000                757,500
   Sr Sub Nts
      07-15-07                                                         11.00               1,400,000(d)           1,386,000
BPC Holding
   Sr Nts Series B
      06-15-06                                                         12.50               1,705,000              1,585,650
Crown Paper
   Sr Sub Nts
      09-01-05                                                         11.00               4,635,000              2,178,450
Doman Inds
   (U.S. Dollar)
      03-15-04                                                          8.75               3,225,000(c)           2,809,781
   (U.S. Dollar) Company Guaranty
      07-01-04                                                         12.00               1,750,000(c)           1,833,125
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                                          9.25               1,175,000(c)             975,250
Gaylord Container
   Sr Nts
      06-15-07                                                          9.75               4,300,000              3,891,500
      02-15-08                                                          9.88               2,500,000              2,037,500
Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
      01-15-03                                                         10.03               2,100,000(g)           1,375,500
Grupo Industrial Durango
   (U.S. Dollar)
      08-01-03                                                         12.63               1,000,000(c)           1,025,000
Packaging Corp of America
   Company Guaranty
      04-01-09                                                          9.63               1,485,000              1,488,713
Repap New Brunswick
   (U.S. Dollar)
      06-01-04                                                         11.50                 550,000(c)             561,000
   (U.S. Dollar) Sr Nts
      06-01-04                                                          9.00               5,250,000(c)           5,072,812
      04-15-05                                                         10.63               1,650,000(c)           1,534,500
Riverwood Intl
   Company Guaranty Sr Nts
      04-01-06                                                         10.25               4,250,000              4,271,250
Silgan Holdings
      06-01-09                                                          9.00               3,325,000              3,216,938
Stone Container
   Sr Nts
      08-01-16                                                         12.58               2,000,000              2,090,000
Warren (SD)
   Pay-in-kind
      12-15-06                                                         14.00               4,032,449(j)           4,455,856
Total                                                                                                            42,546,325

Restaurants & lodging (1.2%)
Domino's
   Company Guaranty Series B
      01-15-09                                                         10.38               2,325,000              2,185,500
Florida Panthers Holdings
   Company Guaranty
      04-15-09                                                          9.88               1,650,000              1,501,500
Prime Hospitality
   Sr Sub Nts Series B
      04-01-07                                                          9.75               3,750,000              3,581,250
Total                                                                                                             7,268,250

Retail (1.0%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                                         10.00                 550,000(g)             330,000
Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                                         10.25               3,850,000              3,157,000
Eye Care Centers of America
   Company Guaranty
      05-01-08                                                          9.13                 975,000                546,000
Maxim Group
   Company Guaranty Series B
      10-15-07                                                          9.25               1,500,000              1,196,250
Musicland Group
   Company Guaranty Series B
      03-15-08                                                          9.88               1,225,000              1,068,813
Total                                                                                                             6,298,063

Textiles & apparel (0.8%)
Anvil Knitwear
   Sr Nts Series B
      03-15-07                                                         10.88               1,825,000              1,496,500
Galey & Lord
   Company Guaranty
      03-01-08                                                          9.13               3,100,000                961,000
GFSI
   Sr Sub Nts Series B
      03-01-07                                                          9.63               2,500,000              1,500,000
GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
      09-15-04                                                         11.38               2,700,000(g)             540,000
Steel Heddle Group
   Zero Coupon Series B
      06-01-03                                                         13.74               1,600,000(g)             208,000
Steel Heddle Mfg
   Company Guaranty Series B
      06-01-08                                                         10.63               1,200,000                600,000
Total                                                                                                             5,305,500

Transportation (1.0%)
American Architectural
   Company Guaranty
      12-01-07                                                         11.75               1,600,000                324,000
Autopistas Del Sol
   (U.S. Dollar) Sr Nts
      08-01-09                                                         10.25               1,200,000(c,d)           990,000
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                                                          8.88               3,010,000(c)           1,836,100
Global Ocean Carriers
   Sr Nts
      07-15-07                                                         10.25               2,500,000              1,175,000
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                                          9.25                 350,000(c)             119,000
      06-15-07                                                          9.50                 500,000(c)             160,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                                         10.38               1,600,000(c)           1,496,000
Total                                                                                                             6,100,100

Utilities -- gas (0.2%)
Leviathan Gas
   Company Guaranty Series B
      06-01-09                                                         10.38               1,250,000              1,281,250

Utilities -- telephone (7.1%)
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                                         12.13               4,950,000(g)           3,613,500
COLT Telecom Group
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      12-15-01                                                          8.86               1,000,000(c,g)           875,000
   (U.S. Dollar) Zero Coupon
      12-15-01                                                         12.00               1,000,000(c,g)         1,170,000
Energis
   (U.S. Dollar)
      06-15-09                                                          9.75               1,450,000(c)           1,471,750
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                                         12.00                 500,000(b)                 625
Intermedia Communications
   Sr Nts Series B
      11-01-07                                                          8.88               2,975,000              2,781,625
      06-01-08                                                          8.60                 600,000                552,000
   Zero Coupon Sr Disc Nts
      05-15-01                                                         12.50                 600,000(g)             565,500
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                                          9.51               4,225,000(g)           3,380,000
ITC Deltacom
   Sr Nts
      03-01-08                                                          8.88               2,600,000              2,444,000
      11-15-08                                                          9.75               1,500,000              1,496,250
Level 3 Communications
      03-15-08                                                         11.00               7,500,000(d)           7,518,750
McLeod USA
   Sr Nts
      03-15-08                                                          8.38               1,345,000              1,234,038
      02-15-09                                                          8.13               2,250,000              2,019,375
Nextel Communications
      11-15-09                                                          9.38               2,000,000              1,927,500
Primus Telecomm Group
   Sr Nts
      08-01-04                                                         11.75               1,175,000              1,163,250
      01-15-09                                                         11.25                 750,000                712,500
   Sr Nts Series B
      05-15-08                                                          9.88               2,500,000              2,250,000
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                                         12.25               1,225,000(c)           1,188,250
      11-15-08                                                         10.50               2,300,000(c)           2,058,500
United Pan-Europe Communications
   (European Monetary Unit) Sr Nts
      11-01-09                                                         11.25               1,500,000(c,e)         1,500,000
   (U.S. Dollar) Sr Nts
      02-01-10                                                         11.25               1,600,000(c,d)         1,612,000
      02-01-10                                                         11.50                 975,000(c,d)           979,875
   (U.S. Dollar) Sr Nts Series B
      08-01-09                                                         10.88               1,800,000(c)           1,831,500
Total                                                                                                            44,345,788

Total bonds
(Cost: $581,119,389)                                                                                           $515,628,413

Common stocks (2.2%)
Issuer                                                                                                               Shares
Value(a)

American Mobile Satellite                                                                      5,745(b)            $166,605
Concentric Network                                                                            17,000(b)             911,625
Global TeleSystems Group                                                                      21,800(b)             545,000
Intermedia Communications                                                                     76,019(b)           4,812,953
Nextel Communications Cl A                                                                     2,323(b)             316,654
OpTel                                                                                          2,250(b)                  23
PhoneTel Technologies                                                                        161,880(b)             273,173
Premier Holdings                                                                             148,117                481,380
Price Communications                                                                          85,000(b)           2,029,375
Versatel Telecom Intl ADR                                                                     37,500(b,c)         2,259,374
Western Wireless Cl A                                                                         30,000(b)           1,455,000
Wilshire Financial Services Group                                                            286,815(b)             340,593
Wilshire Real Estate Investment Trust                                                         30,000                 76,875

Total common stocks
(Cost: $12,881,843)                                                                                             $13,668,630

Preferred stocks & other (9.2%)
Issuer                                                                                                               Shares
Value(a)

21st Century Telecom Group
   13.75% Pay-in-kind                                                                            525(j)            $451,766
   Warrants                                                                                      400                 11,000
Adelphia Business Solutions
   12.88% Pay-in-kind                                                                            644(j)             640,958
Allegiance Telecom
   Warrants                                                                                    4,950              1,083,431
American Restaurant Group
   12.00% Pay-in-kind Series B                                                                   592(j)             438,080
   Warrants                                                                                      500                      5
Anvil Holdings
   13.00% Pay-in-kind Series B                                                                60,929(j)             396,039
APP Finance II Mauritius Cl B
   12.00%                                                                                      2,600(b,c)         1,586,000
Australis Holdings
   Warrants                                                                                    1,760(c)                  18
Bell Technology
   Warrants                                                                                    2,350              1,692,000
Benedek Communications
   11.50% Pay-in-kind                                                                          1,000(j)             820,000
Bestel
   Warrants                                                                                    1,000                120,000
Birch Telecom
   Warrants                                                                                    2,000                 11,000
Century Maintenance
   13.25% Pay-in-kind Series C                                                                24,184(j)           2,282,365
Clark Materials Handling
   13.00%                                                                                      1,759(b)             466,012
Communications & Power Inds
   14.00% Pay-in-kind Series B                                                                34,072(j)           2,725,795
Concentric Network
   13.50% Pay-in-kind Series B                                                                 3,039(j)           3,119,009
CSC Holdings
   11.13% Pay-in-kind Series M                                                                91,447(j)          10,059,169
Cybernet Internet
   Warrants                                                                                    2,000                340,000
Dobson Communications
   13.00% Pay-in-kind                                                                          2,205(j)           2,392,421
Fairfield Mfg
   11.25% Pay-in-kind                                                                            600(j)             564,000
Geotek Communications
   Warrants                                                                                   40,000(h)                  --
HF Holdings
   Warrants                                                                                    4,250(h)                  --
Intermedia Communications
   7.00% Cv Series F                                                                          60,000              2,385,000
   13.50% Pay-in-kind Series B                                                                 4,250(j)           4,228,403
Iridium World Communications
   Warrants                                                                                    1,700                     17
Jitney-Jungle Stores of America Cl A
   15.00%                                                                                     20,000                 25,000
KMC Telecom Holdings
   Warrants                                                                                    1,500                  4,500
Knology
   Warrants                                                                                    1,500                  3,000
Lady Luck Gaming
   Pay-in-kind                                                                                15,000(e,j)           600,000
MetroNet Communications
   Warrants                                                                                      750                154,125
Nakornthai Strip Mill
   Warrants                                                                                  759,711                      1
Nextel Communications
   11.13% Pay-in-kind Series E                                                                 2,335(j)           2,264,950
   13.00% Pay-in-kind Series D                                                                 2,750(j)           2,942,500
NTL
   13.00% Pay-in-kind Series B                                                                 4,234(j)           4,657,298
Paxson Communications
   12.50% Pay-in-kind Exchangeable                                                            28,973(j)           3,027,710
Pegasus Communications
   12.75% Pay-in-kind                                                                          7,450(j)             890,275
   12.75% Pay-in-kind Series A                                                                   263(j)             275,224
PLD Telekom
   Warrants                                                                                      200                      9
Poland Telecom
   Warrants                                                                                    1,775(c)              53,250
Primus Telecommunications
   Warrants                                                                                    1,175                 74,025
R&B Falcon
   13.88% Cm Pay-in-kind                                                                         341(j)                 356
   Warrants                                                                                    2,000                550,000
RSL Communications
   Warrants                                                                                    1,250                 93,750
Rural Cellular
   12.25%                                                                                      3,500(b)           3,482,500
SGW Holding
   12.50% Cm Pay-in-kind Series B                                                             13,596(e,j)           231,132
   Cv Series A                                                                                 9,677(b,e)            99,996
   Warrants                                                                                      250                 79,125
Sinclair Capital
   11.63%                                                                                     20,000              1,800,000
Tele 1 Europe
   Warrants                                                                                    1,000                300,000
Telehub Communications
   Warrants                                                                                    3,000                  1,500
Unifi Communications
   Warrants                                                                                    1,000                     10
Unisite
   Cl C Warrants                                                                                 633(e)             352,587
Warrants                                                                                         500                      5
Vialog
   Warrants                                                                                    3,720                137,640

Total preferred stocks & other
(Cost: $59,052,470)                                                                                             $57,912,956



Short-term securities (5.5%)
Issuer                                                              Annualized              Amount                 Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

U.S. government agencies (4.3%)
Federal Home Loan Bank Disc Nts
      03-08-00                                                          5.62%             $2,700,000             $2,696,538
      04-14-00                                                          5.73               2,800,000              2,778,600
Federal Home Loan Mtge Corp Disc Nts
      03-14-00                                                          5.69               2,300,000              2,294,919
      03-23-00                                                          5.77               1,600,000              1,593,953
      03-29-00                                                          5.67               4,200,000              4,179,970
      04-04-00                                                          5.77               4,100,000              4,077,119
      04-20-00                                                          5.74               1,200,000              1,189,719
Federal Natl Mtge Assn Disc Nts
      03-02-00                                                          5.60               1,500,000              1,499,513
      03-02-00                                                          5.61               1,000,000                999,675
      05-11-00                                                          5.89               6,000,000              5,928,601
Total                                                                                                            27,238,607

Commercial paper (1.2%)
BBV Finance (Delaware)
      04-28-00                                                          5.92                 800,000                791,957
Cargill Global Funding
      03-01-00                                                          5.85                 700,000(i)             699,886
Delaware Funding
      03-20-00                                                          5.80               2,000,000(i)           1,993,578
Falcon Asset
      03-27-00                                                          5.80                 800,000(i)             796,538
Ford Motor Credit
      03-07-00                                                          5.59               1,500,000              1,498,323
Morgan Stanley, Dean Witter, Discover & Co
      03-27-00                                                          5.74               1,600,000              1,593,016
Total                                                                                                             7,373,298

Total short-term securities
(Cost: $34,622,852)                                                                                             $34,611,905

Total investments in securities
(Cost: $687,676,554)(k)                                                                                        $621,821,904


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 29, 2000, the value of foreign securities represented 11.71% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2000, is as follows:

Security                                                                            Acquisition                     Cost
                                                                                       dates
Gemini Inds
   13.50% 2001                                                                12-23-96 thru 10-22-99            $1,506,000
Lady Luck Gaming
   Pay-in-kind                                                                       11-19-98                      525,000
SGW Holding
   12.50% Pay-in-kind Series B                                                08-12-97 thru 08-09-99               218,163
   Cv Series A                                                                       08-12-97                      100,002
Unisite
   Cl C Warrants                                                              12-17-97 thru 02-18-00               300,450
United Pan-Europe Communications*
   (European Monetary Unit) 11.25% Sr Nts 2009                                       10-22-99                    1,488,930
Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind 2002                                   03-05-97 thru 03-01-99             1,102,500
Voicestream*
   10.38% Sr Nts 2009                                                         11-04-99 thru 01-31-00             2,232,500
   11.88% Zero Coupon Sr Disc Nts 2009                                               11-04-99                    1,625,769

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Negligible market value.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $687,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $22,324,000
Unrealized depreciation                                     (88,179,000)
                                                            -----------
Net unrealized depreciation                                $(65,855,000)


Investments in Securities
AXP VP - Federal Income Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (81.3%)
Issuer                                                                Coupon               Principal               Value(a)
                                                                        rate                 amount

Mortgage-backed securities (50.2%)
Federal Home Loan Mtge Corp
      06-01-14                                                          6.50%               $947,854               $910,077
      06-01-29                                                          6.50                 977,734                915,375
      07-01-29                                                          6.00                 986,362                895,735
Federal Natl Mtge Assn
      02-01-14                                                          5.50                 873,351                801,029
      04-01-14                                                          5.50                 932,990                856,105
      05-01-14                                                          6.00                 959,430                900,684
      06-01-14                                                          6.50                 184,828                177,687
      07-01-14                                                          6.00                 959,498                900,748
      03-01-15                                                          7.00               1,000,000(b)             982,188
      01-01-29                                                          6.00                 517,994                469,919
      03-01-29                                                          6.00                  74,449                 67,540
      08-01-29                                                          7.00               1,382,919              1,324,574
      09-01-29                                                          6.50               1,386,600              1,294,307
      03-01-30                                                          8.00               3,000,000(b)           3,001,875
Total                                                                                                            13,497,843

U.S. government obligations (31.1%)
U.S. Treasury
      07-31-01                                                          5.50               1,500,000              1,479,855
      11-30-01                                                          5.88               1,000,000                989,063
      02-28-03                                                          5.50               5,000,000              4,852,606
      02-15-04                                                          4.75                 800,000                749,512
      05-15-06                                                          6.88                 100,000(c)             100,964
      05-15-09                                                          5.50                 200,000                185,250
Total                                                                                                             8,357,250

Total bonds
(Cost: $22,137,626)                                                                                             $21,855,093

Short-term securities (33.6%)
Issuer                                                              Annualized               Amount                 Value(a)
                                                                  yield on date            payable at
                                                                   of purchase              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
      03-22-00                                                          5.71%               $700,000               $697,510
      04-12-00                                                          5.74                 600,000                595,757
      04-28-00                                                          5.80                 600,000                594,166
Federal Home Loan Mtge Corp Disc Nts
      03-07-00                                                          5.67                 200,000                199,780
      03-14-00                                                          5.69                 600,000                598,675
      03-29-00                                                          5.67               1,900,000              1,891,232
      04-04-00                                                          5.75                 600,000                596,663
      04-25-00                                                          5.86                 500,000                495,481
Federal Natl Mtge Assn Disc Nts
      03-02-00                                                          5.80                 500,000                499,838
      03-09-00                                                          5.78                 500,000                499,267
      04-05-00                                                          5.75               1,100,000              1,093,708
      04-27-00                                                          5.81                 400,000                396,109
      05-11-00                                                          5.89                 900,000                889,290

Total short-term securities
(Cost: $9,049,886)                                                                                               $9,047,476

Total investments in securities
(Cost: $31,187,512)(d)                                                                                          $30,902,569


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Feb. 29, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $3,975,372.

(c) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                               Notional amount

Sale contracts U.S. Treasury Notes, March 2000, 5-year notes        $2,000,000
U.S. Treasury Notes, March 2000                                      2,000,000

(d) At Feb. 29, 2000, the cost of securities for federal income tax purposes was
approximately   $31,188,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $29,000
Unrealized depreciation                                         (314,000)
                                                                --------
Net unrealized depreciation                                    $(285,000)

Investments in Securities
AXP VP - Global Bond Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.6%)(b)
Issuer                                                                 Coupon               Principal             Value(a)
                                                                        rate                 amount
Australia (2.3%)
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                                          8.00%              2,700,000(d)          $1,756,445
Queensland Treasury
   (Australian Dollar) Local Govt Guaranty
      05-14-03                                                          8.00               3,825,000              2,439,925
Total                                                                                                             4,196,370

Austria (2.1%)
Republic of Austria
   (Japanese Yen)
      01-22-01                                                          5.00             400,000,000              3,796,653

Bermuda (0.1%)
Central Euro Media
   (European Monetary Unit) Sr Nts Series RG
      08-15-04                                                          8.13                 750,000                166,409

Brazil (0.6%)
Federal Republic of Brazil
   (U.S. Dollar)
      10-15-09                                                         14.50               1,000,000              1,073,500

Canada (4.5%)
Abitibi-Consolidated Finance
   (U.S. Dollar) Company Guaranty
      08-01-09                                                          7.88               1,600,000              1,549,934
Govt of Canada
   (Canadian Dollar)
      02-01-06                                                          7.00               3,000,000              2,157,099
Laidlaw
   (U.S. Dollar)
      05-15-06                                                          7.65               1,400,000              1,116,555
Province of British Columbia
   (Canadian Dollar)
      12-01-06                                                          5.25               2,275,000              1,466,985
Province of Manitoba
   (U.S. Dollar) Series CK
      12-15-00                                                          9.00                 625,000                634,489
Rogers Communication
   (Canadian Dollar) Sr Nts
      07-15-07                                                          8.75               2,000,000              1,394,972
Total                                                                                                             8,320,034

Cayman Islands (0.3%)
Roil
   (U.S. Dollar)
      12-05-02                                                         12.78                680,000(d)             598,400

China (0.1%)
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                                         11.50                 500,000(d)             190,000

Colombia (0.5%)
Republic of Colombia
   (U.S. Dollar)
      04-23-09                                                          9.75               1,000,000                883,750

Denmark (3.6%)
Govt of Denmark
   (Danish Krone)
      05-15-03                                                          8.00               7,700,000              1,072,299
      03-15-06                                                          8.00              12,500,000              1,803,468
      11-10-24                                                          7.00              24,850,000              3,645,589
Total                                                                                                             6,521,356

France (0.7%)
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                                          4.13                 710,000                816,491
Govt of France
   (European Monetary Unit)
      04-25-05                                                          7.50                 400,000                425,741
Total                                                                                                             1,242,232

Germany (12.1%)
Allgemeine Hypo Bank
   (European Monetary Unit)
      09-02-09                                                          5.00               6,510,000(d)           5,859,225
Bayerische Landesbank
   (U.S. Dollar) Sub Nts
      12-01-08                                                          5.88                 800,000                719,503
Federal Republic of Germany
   (European Monetary Unit)
      07-22-02                                                          8.00               5,180,000              5,355,351
      11-11-04                                                          7.50               7,100,000              7,495,687
      06-20-16                                                          6.00               2,914,364              2,930,024
Total                                                                                                            22,359,790

Greece (1.5%)
Hellenic Republic
   (Greek Drachma)
      04-01-03                                                          8.90             875,000,000              2,712,130

Indonesia (0.5%)
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                                         10.00               1,300,000                923,000

Israel (0.5%)
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-26                                                          7.88               1,000,000(d)             905,830

Italy (7.6%)
Govt of Italy
   (European Monetary Unit)
      09-15-01                                                          7.75               1,265,317              1,278,001
      01-01-04                                                          8.50               6,757,875              7,257,543
      11-01-26                                                          7.25               1,575,191              1,744,308
Republic of Italy
   (Japanese Yen)
      06-20-01                                                          3.50             395,000,000              3,752,308
Total                                                                                                            14,032,160

Japan (2.2%)
Development Bank of Japan
   (Japanese Yen)
      09-20-01                                                          6.50             412,000,000              4,106,793

Mexico (2.2%)
Banco Nacional de Comercio Exterior
   (U.S. Dollar)
      02-02-04                                                          7.25               3,000,000              2,820,000
United Mexican States
   (British Pound) Medium-term Nts Series E
      05-30-02                                                          8.75                 750,000              1,189,098
Total                                                                                                             4,009,098

Netherlands (0.5%)
KPNQWest
   (European Monetary Unit) Sr Nts
      06-01-09                                                          7.13                 925,000                850,508

Norway (4.1%)
Govt of Norway
   (Norwegian Krone)
      05-31-01                                                          7.00              47,270,000              5,689,837
      05-15-09                                                          5.50              16,040,000              1,804,626
Total                                                                                                             7,494,463

Slovenia (1.5%)
Republic of Slovenia
   (European Monetary Unit)
      06-16-04                                                          5.75               5,500,000              2,719,284

Supra-National (2.0%)
Inter-American Development Bank
   (Japanese Yen)
      07-08-09                                                          1.90             205,000,000              1,883,851
World Bank
   (Japanese Yen)
      06-20-00                                                          4.50             190,000,000              1,751,761
Total                                                                                                             3,635,612

Sweden (3.2%)
Govt of Sweden
   (Swedish Krona)
      02-09-05                                                          6.00              30,000,000              3,469,103
      08-15-07                                                          8.00              11,200,000              1,443,553
Paulson Enterprenad
   (Swedish Krona)
      12-15-00                                                          4.75               9,000,000              1,016,231
Total                                                                                                             5,928,887

United Kingdom (6.7%)
COLT Telecom Group
   (European Monetary Unit)
      07-31-08                                                          7.63               1,500,000                711,901
United Kingdom Treasury
   (British Pound)
      06-07-02                                                          7.00               1,000,000              1,601,473
      06-10-03                                                          8.00               3,090,000              5,112,935
      12-07-05                                                          8.50               2,715,000              4,801,488
Total                                                                                                            12,227,797

United States (34.4%)
American Standard
   (European Monetary Unit) Company Guaranty
      06-01-06                                                          7.13               1,700,000              1,613,374
California Infrastructure-
   Pacific Gas & Electric
   (U.S. Dollar)
      06-25-03                                                          6.16               1,050,000              1,046,010
Citicorp
   (European Monetary Unit)
      09-19-09                                                          6.25               3,000,000              1,439,221
DTE Burns Harbor LLC
   (U.S. Dollar) Sr Nts
      01-30-03                                                          6.57                 882,310(d)             849,841
Federal Natl Mtge Assn
   (U.S. Dollar)
      02-15-08                                                          5.75               2,000,000              1,819,470
      07-01-13                                                          6.00               1,811,601              1,701,210
      05-01-14                                                          6.50               1,425,733              1,370,188
      02-01-27                                                          7.50                 455,242                446,993
      03-01-27                                                          7.50                 974,039                956,390
      03-01-29                                                          6.50               1,919,725              1,794,348
Ford Motor Credit
   (Japanese Yen)
      02-07-05                                                          1.20             300,000,000              2,674,943
   (U.S. Dollar)
      09-10-02                                                          6.55               3,000,000              2,951,013
Intl Paper
   (European Monetary Unit)
      08-11-00                                                          5.38               1,800,000              1,662,268
MGM Grand
   (U.S. Dollar)
      02-01-05                                                          6.95               1,500,000              1,379,347
Morgan (JP)
   (U.S. Dollar) Sr Sub Medium-term Nts Series A
      02-15-12                                                          4.00               1,000,000                870,410
Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                                          9.88               1,500,000(d)           1,592,721
New York Life Insurance
   (U.S. Dollar)
      12-15-23                                                          7.50               1,000,000(d)             893,128
Railcar Leasing
   (U.S. Dollar)
      01-15-13                                                          7.13               3,000,000(d)           2,914,380
Texas Utilities Electric
   (U.S. Dollar)
      08-01-07                                                          7.17               2,000,000              1,906,160
TXU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                                          8.18               1,000,000                963,411
U.S. Treasury
   (U.S. Dollar)
      11-15-00                                                          5.75               1,500,000              1,494,839
      11-30-00                                                          4.63               1,000,000                988,275
      11-15-01                                                          7.50               1,650,000              1,674,942
      02-15-05                                                          7.50               5,600,000              5,795,658
      04-30-03                                                          5.75               1,425,000              1,390,365
      11-15-16                                                          7.50              13,000,000             14,339,266
   TIPS
      01-15-07                                                          3.38               3,000,000(c)           3,012,000
USX
   (U.S. Dollar)
      03-01-08                                                          6.85               2,000,000              1,867,166
Watson Pharmaceuticals
   (U.S. Dollar) Sr Nts
      05-15-08                                                          7.13               1,200,000              1,067,413
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                                          8.38               1,000,000(d)             958,161
Total                                                                                                            63,432,911

Venezuela (0.8%)
PDVSA Finance
   (U.S. Dollar)
      02-15-10                                                          9.75               1,500,000(d)           1,448,327

Total bonds
(Cost: $186,109,969)                                                                                           $173,775,294

Short-term securities (3.9%)
Issuer                                                               Annualized              Amount                 Value(a)
                                                                   yield on date           payable at
                                                                   of purchase              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
      03-08-00                                                          5.62%             $1,000,000               $998,718
      03-17-00                                                          5.63               2,200,000              2,194,161
Federal Home Loan Mtge Corp Disc Nts
      03-14-00                                                          5.69               3,100,000              3,093,153
      04-04-00                                                          5.77                 900,000                894,977

Total short-term securities
(Cost: $7,182,177)                                                                                               $7,181,009

Total investments in securities
(Cost: $193,292,146)(e)                                                                                        $180,956,303


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $193,292,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $427,000
Unrealized depreciation                                     (12,763,000)
                                                            -----------
Net unrealized depreciation                                $(12,336,000)

Investments in Securities
AXP VP - Growth Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.5%)
Issuer                                                                                        Shares               Value(a)

Airlines (0.8%)
Southwest Airlines                                                                            29,545               $544,736

Automotive & related (0.4%)
Gentex                                                                                         9,880(b)             288,681

Banks and savings & loans (1.8%)
Bank of America                                                                               14,192                653,719
FleetBoston Financial                                                                         20,824                567,454
Total                                                                                                             1,221,173

Beverages & tobacco (1.6%)
Coca-Cola                                                                                     21,574              1,044,991

Communications equipment & services (6.9%)
MasTec                                                                                        12,558(b)             723,655
Nokia ADR Cl A                                                                                 9,361(c)           1,856,403
Tellabs                                                                                       40,740(b)           1,955,520
Total                                                                                                             4,535,578

Computer software & services (4.9%)
America Online                                                                                13,179(b)             777,561
Microsoft                                                                                     27,613(b)           2,467,912
Total                                                                                                             3,245,473

Computers & office equipment (23.9%)
Cisco Systems                                                                                 35,568(b)           4,701,644
EMC                                                                                           32,207(b)           3,832,632
Hewlett-Packard                                                                                9,901              1,331,685
Intl Business Machines                                                                        17,121              1,746,342
Keane                                                                                         18,379(b)             441,096
Lexmark Intl Group Cl A                                                                        7,928(b)             945,414
Solectron                                                                                      8,090(b)             529,895
Yahoo!                                                                                        14,446(b)           2,306,846
Total                                                                                                            15,835,554

Electronics (24.1%)
Applied Materials                                                                             19,719(b)           3,607,345
ASM Lithography Holding                                                                        3,286(b,c)           421,019
Broadcom Cl A                                                                                  7,923(b)           1,563,802
Foundry Networks                                                                               4,287(b)             598,840
Intel                                                                                         16,409              1,854,217
Maxim Integrated Products                                                                     31,574(b)           2,109,538
Quantum Effect Devices                                                                           139(b)              13,396
STMicroelectronics                                                                             6,575(c)           1,315,000
Texas Instruments                                                                             26,623              4,432,729
Total                                                                                                            15,915,886

Energy (0.9%)
Anadarko Petroleum                                                                            19,726                606,575

Energy equipment & services (2.4%)
Halliburton                                                                                   11,837                452,025
Schlumberger                                                                                  15,778              1,165,600
Total                                                                                                             1,617,625

Financial services (4.9%)
Citigroup                                                                                     36,458              1,884,423
Merrill Lynch                                                                                 13,184              1,351,360
Total                                                                                                             3,235,783

Furniture & appliances (0.4%)
Ethan Allen Interiors                                                                         12,616                294,111

Health care (6.8%)
Amgen                                                                                          4,605(b)             314,003
Bausch & Lomb                                                                                  6,564                346,251
Johnson & Johnson                                                                              4,569                327,826
Medtronic                                                                                     10,523                509,708
Mylan Laboratories                                                                            18,890                434,470
Pfizer                                                                                        35,203              1,130,896
Schering-Plough                                                                                7,872                274,536
Warner-Lambert                                                                                13,490              1,154,239
Total                                                                                                             4,491,929

Household products (0.3%)
ServiceMaster                                                                                 17,443                191,873

Industrial equipment & services (0.4%)
Deere & Co                                                                                     7,924                283,283

Leisure time & entertainment (1.0%)
Harley-Davidson                                                                                9,883                673,279

Miscellaneous (0.9%)
Akamai Technologies                                                                            2,257(b)             589,641

Multi-industry conglomerates (1.5%)
Tyco Intl                                                                                     26,267(c)             996,504

Restaurants & lodging (0.7%)
Marriott Intl Cl A                                                                            17,128                472,091

Retail (3.3%)
Home Depot                                                                                    28,959              1,674,192
Tandy                                                                                         13,166                501,131
Total                                                                                                             2,175,323

Utilities -- telephone (4.4%)
AT&T                                                                                          23,673              1,170,334
MCI WorldCom                                                                                  38,414(b)           1,714,247
Total                                                                                                             2,884,581

Total common stocks
(Cost: $55,023,315)                                                                                             $61,144,670


Short-term securities (8.9%)
Issuer                                                              Annualized              Amount                 Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

U.S. government agencies (6.3%)
Federal Home Loan Bank Disc Nt
      03-08-00                                                          5.62%             $1,200,000             $1,198,461
Federal Home Loan Mtge Corp Disc Nt
      03-21-00                                                          5.82               1,000,000                996,617
Federal Natl Mtge Assn Disc Nt
      05-11-00                                                          5.89               2,000,000              1,976,200
Total                                                                                                             4,171,278

Commercial paper (2.6%)
General Electric Capital
      03-01-00                                                          5.88               1,700,000              1,699,722

Total short-term securities
(Cost: $5,872,512)                                                                                               $5,871,000

Total investments in securities
(Cost: $60,895,827)(d)                                                                                          $67,015,670


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000, the value of foreign securities represented 6.93% of net assets.

(d) At Feb. 29, 2000, the cost of securities for federal income tax purposes was
approximately   $60,896,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                      $9,227,000
Unrealized depreciation                      (3,107,000)
                                             ----------
Net unrealized appreciation                  $6,120,000


Investments in Securities
AXP VP - International Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.2%)
Issuer                                                                                        Shares               Value(a)

Australia (2.2%)

Media (0.7%)
News Corp                                                                                  1,345,000            $19,648,137

Metals (1.2%)
Broken Hill Proprietary                                                                    1,561,000             15,461,125
WMC                                                                                        3,685,000             13,880,882
Total                                                                                                            29,342,007

Utilities -- telephone (0.3%)
Telstra                                                                                                           1,992,000
9,369,675

Brazil (1.2%)

Banks and savings & loans (0.6%)
Uniao de Bancos Brasileiros GDR                                                              510,100             14,856,663

Utilities -- telephone (0.6%)
Embratel Participacoes ADR                                                                   753,000             18,072,000

Canada (2.6%)

Communications equipment & services (1.7%)
Nortel Networks                                                                              410,900(d)          45,815,350

Energy (0.4%)
Petro-Canada                                                                                 796,549             11,207,780

Multi-industry conglomerates (0.5%)
Bombardier Cl B                                                                              647,086             12,987,690

Finland (2.8%)

Communications equipment & services
Nokia                                                                                        378,948             75,645,763

France (10.9%)

Banks and savings & loans (1.6%)
Banque Natl de Paris                                                                         551,026             43,573,314

Building materials & construction (1.7%)
Lafarge                                                                                      618,292             46,209,362

Computers & office equipment (3.3%)
Cap Gemini                                                                                   323,669             89,269,229

Energy (2.2%)
Total Petroleum Cl B                                                                         453,550             60,139,874

Industrial equipment & services (1.4%)
Castorama Dubois                                                                             172,304             36,472,416

Metals (0.7%)
Usinor                                                                                     1,301,168             19,009,936

Germany (5.2%)

Banks and savings & loans (1.7%)
Deutsche Bank                                                                                545,853             46,006,773

Computers & office equipment (2.0%)
SAP                                                                                           65,028             54,400,705

Miscellaneous (1.5%)
Epcos                                                                                        280,426(b)          39,753,032

Hong Kong (2.1%)

Communications equipment & services (1.1%)
China Telecom                                                                              3,116,000(b)          28,626,091

Multi-industry conglomerates (1.0%)
Hutchison Whampoa                                                                          1,710,000             26,804,919

Italy (5.1%)

Banks and savings & loans (2.0%)
Instituto Bancario San Paolo di Torino                                                     3,342,179             52,857,691

Utilities -- telephone (3.1%)
Telecom Italia Mobile                                                                      6,233,978             85,066,067

Japan (32.4%)

Automotive & related (3.0%)
Bridgestone                                                                                1,074,000             23,996,997
Denso                                                                                        573,000             10,716,860
Toyota Motor                                                                               1,141,000             45,588,077
Total                                                                                                            80,301,934

Banks and savings & loans (0.3%)
Tokai Bank                                                                                 1,720,000              7,874,039

Chemicals (1.1%)
Asahi Chemical Inds                                                                        5,108,000             30,171,486

Computers & office equipment (4.7%)
Canon                                                                                        803,000             33,398,953
Fujitsu                                                                                    2,015,000             66,937,429
Hitachi Software Engineering                                                                 179,000             27,532,196
Total                                                                                                           127,868,578

Electronics (6.6%)
Alps Electric                                                                              1,205,000(d)          10,956,041
Hitachi                                                                                    3,754,000             51,214,980
Kyocera                                                                                      166,000             28,131,240
Matsushita Communication Industrial                                                          135,000             22,853,242
Nintendo                                                                                     164,000             35,807,600
Rohm                                                                                          86,000             27,903,527
Total                                                                                                           176,866,630

Financial services (1.0%)
Nikko Securities                                                                           2,100,000             27,082,594

Furniture & appliances (1.3%)
Matsushita Electric Industrial                                                             1,235,000             35,968,146

Health care (0.9%)
Sankyo                                                                                     1,151,000             23,831,854

Industrial equipment & services (0.7%)
AMADA                                                                                      2,751,000             18,552,819

Media (2.4%)
Sony                                                                                         221,000             65,369,738

Metals (0.6%)
Nippon Steel                                                                               7,510,000             15,857,292

Multi-industry conglomerates (1.5%)
Mitsubishi Materials                                                                       5,064,000             16,822,389
Secom                                                                                        259,000             23,195,085
Total                                                                                                            40,017,474

Retail (0.9%)
FamilyMart                                                                                   542,000             23,677,816

Textiles & apparel (0.8%)
Asahi Glass                                                                                2,960,000             20,204,778

Utilities -- telephone (6.6%)
Nippon Telegraph & Telephone                                                                   4,985             68,962,002
NTT Data                                                                                       1,489             26,968,009
NTT Mobile Communication Network                                                               2,080             83,862,571
Total                                                                                                           179,792,582

Mexico (1.3%)

Banks and savings & loans (0.3%)
Grupo Financiero Banamex Accival                                                           1,784,779(b)           7,604,131

Beverages & tobacco (0.5%)
Fomento Economico Mexicano ADR                                                               322,000             14,308,875

Utilities -- telephone (0.5%)
Telefonos de Mexico ADR Cl L                                                                 191,644             12,600,593

Netherlands (4.5%)

Insurance (2.0%)
Fortis                                                                                     2,096,986             52,739,713

Miscellaneous (2.5%)
United Pan-Europe Communications                                                             345,692(b,d)        68,223,771

Singapore (0.8%)

Banks and savings & loans
Overseas Union Bank                                                                        4,758,599             21,121,719

South Korea (0.8%)

Electronics (0.5%)
Samsung Electronics                                                                           62,000             14,032,296

Metals (0.3%)
Pohang Iron & Steel ADR                                                                      352,182              8,848,573

Spain (1.4%)

Energy
Repsol-YPF                                                                                 1,935,806             36,682,509

Sweden (4.7%)

Communications equipment & services
Ericsson (LM) Cl B                                                                         1,329,021            127,384,629

United Kingdom (18.2%)

Aerospace & defense (0.9%)
British Aerospace                                                                          4,862,323             24,083,798

Communications equipment & services (1.7%)
Marconi                                                                                    3,671,602             45,798,512

Health care (4.6%)
Glaxo Wellcome ADR                                                                         3,665,789             87,919,027
SmithKline Beecham                                                                         3,494,435             39,171,752
Total                                                                                                           127,090,779

Insurance (1.5%)
Prudential                                                                                 2,692,173             39,727,705

Leisure time & entertainment (2.5%)
EMI Group ADR                                                                              6,202,939             66,103,293

Retail (1.9%)
Next                                                                                       1,948,544             16,162,672
Tesco                                                                                     12,505,645             33,885,496
Total                                                                                                            50,048,168

Utilities -- gas (1.4%)
BG Group                                                                                   8,645,571             37,734,587

Utilities -- telephone (3.7%)
Vodafone AirTouch                                                                         17,782,779             99,810,758

Total common stocks
(Cost: $2,027,139,530)                                                                                       $2,592,516,643

Other (--%)
Issuer                                                                                        Shares               Value(a)
Lafarge
   Rights                                                                                    618,292                $17,888

Total other
(Cost: $--)                                                                                                         $17,888

Short-term securities (4.8%)
Issuer                                                              Annualized              Amount                 Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

U.S. government agencies (3.8%)
Federal Home Loan Bank Disc Nts
      03-17-00                                                          5.79%             $4,900,000             $4,886,187
      03-29-00                                                          5.66              30,500,000             30,354,544
Federal Home Loan Mtge Corp Disc Nts
      03-03-00                                                          5.71              12,100,000             12,094,242
      03-09-00                                                          5.59              11,300,000             11,284,237
      04-25-00                                                          5.86              30,200,000             29,927,059
      04-27-00                                                          5.85               2,200,000              2,178,601
Federal Natl Mtge Assn Disc Nts
      03-16-00                                                          5.78               1,400,000              1,396,345
      04-27-00                                                          5.81               9,700,000              9,605,649
Total                                                                                                           101,726,864


Commercial paper (1.0%)
Bayer
      04-11-00                                                          5.86              14,900,000(c)          14,797,089
Bell Atlantic Network Funding
      03-06-00                                                          5.81               4,000,000              3,996,133
Falcon Asset
      03-09-00                                                          5.76               2,100,000(c)           2,096,981
Intl Lease Finance
      04-25-00                                                          5.85               3,500,000              3,467,660
Salomon Smith Barney
      03-03-00                                                          5.80               1,200,000              1,199,420
Windmill Funding
      03-10-00                                                          5.77                 800,000(c)             798,676
Total                                                                                                            26,355,959

Total short-term securities
(Cost: $128,118,881)                                                                                           $128,082,823

Total investments in securities
(Cost: $2,155,258,411)(e)                                                                                    $2,720,617,354


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $2,155,258,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $700,507,000
Unrealized depreciation                               (135,148,000)
                                                      ------------
Net unrealized appreciation                           $565,359,000

Investments in Securities
AXP VP - Managed Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.6%)
Issuer                                                                                        Shares               Value(a)

Aerospace & defense (1.0%)
Boeing                                                                                       315,000            $11,615,625
Goodrich (BF)                                                                                521,600             12,485,800
Honeywell Intl                                                                               350,000             16,843,750
United Technologies                                                                          200,000             10,187,500
Total                                                                                                            51,132,675

Airlines (1.1%)
Southwest Airlines                                                                         3,000,000             55,312,500

Automotive & related (0.4%)
Tower Automotive                                                                           1,772,600(b)          21,049,625

Banks and savings & loans (1.1%)
Washington Mutual                                                                          1,600,000(o)          35,400,000
Wells Fargo                                                                                  700,000             23,143,750
Wilshire Financial Services Group                                                            154,397(b)             183,346
Total                                                                                                            58,727,096

Beverages & tobacco (0.6%)
Coca-Cola                                                                                    625,000             30,273,438

Building materials & construction (0.9%)
Martin Marietta Materials                                                                  1,080,000             38,340,000
Masco                                                                                        375,000              6,703,125
Total                                                                                                            45,043,125

Chemicals (0.1%)
Monsanto                                                                                     150,000              5,821,875

Communications equipment & services (3.9%)
American Mobile Satellite                                                                      7,660(b)             222,140
Celcaribe                                                                                    235,770(b)             471,540
Ericsson (LM) ADR Cl B                                                                       105,000(c)          10,080,000
Loral Space & Communications                                                                 540,000(b)           8,133,750
Lucent Technologies                                                                          200,000             11,900,000
Nokia ADR Cl A                                                                               750,000(c)         148,734,375
PhoneTel Technologies                                                                        228,000(b)             384,750
Tellabs                                                                                      425,000(b)          20,400,000
Total                                                                                                           200,326,555

Computers & office equipment (11.7%)
Cisco Systems                                                                              1,750,000(b)         231,328,124
CMGI                                                                                          78,000(b)          10,105,875
Dell Computer                                                                                575,000(b)          23,467,188
EMC                                                                                          472,500(b)          56,227,500
Equant                                                                                       125,000(b,c)        13,968,750
Intl Business Machines                                                                       110,000             11,220,000
Microsoft                                                                                  1,600,000(b)         142,999,999
Network Solutions Cl A                                                                        25,000(b)           8,060,938
Solectron                                                                                  1,075,000(b)          70,412,500
Sun Microsystems                                                                             285,000(b)          27,146,250
Total                                                                                                           594,937,124

Electronics (7.2%)
American Power Conversion                                                                  3,000,000(b,o)       101,812,500
Corning                                                                                       70,000             13,160,000
Intel                                                                                      1,000,000            113,000,000
Maxim Integrated Products                                                                    875,000(b)          58,460,938
Texas Instruments                                                                            500,000             83,250,000
Total                                                                                                           369,683,438

Energy (1.6%)
Anadarko Petroleum                                                                           840,000             25,830,000
Exxon Mobil                                                                                  379,642             28,591,788
Royal Dutch Petroleum                                                                        550,000(c)          28,875,000
Total                                                                                                            83,296,788

Financial services (5.6%)
Citigroup                                                                                  1,850,000             95,621,875
Donaldson, Lufkin & Jenrette - DLJ                                                           225,000              9,773,438
Fannie Mae                                                                                   450,000             23,850,000
MBNA                                                                                       1,970,000             44,817,500
Merrill Lynch                                                                                130,000             13,325,000
Morgan Stanley, Dean Witter, Discover & Co                                                 1,450,000            102,134,375
Total                                                                                                           289,522,188

Food (0.8%)
Bestfoods                                                                                    235,000              9,855,313
U.S. Foodservice                                                                           1,700,000(b)          30,068,750
Total                                                                                                            39,924,063

Furniture & appliances (0.3%)
Leggett & Platt                                                                            1,000,000             16,812,500

Health care (7.4%)
American Home Products                                                                       350,000             15,225,000
Amgen                                                                                      1,900,000(b)         129,556,249
Bristol-Myers Squibb                                                                         825,000             46,870,313
Elan ADR                                                                                   1,175,000(b,c,o)      48,321,875
Merck & Co                                                                                   700,000             43,093,750
Pfizer                                                                                     1,325,000             42,565,625
Pharmacia & Upjohn                                                                           300,000             14,287,500
Schering-Plough                                                                            1,025,000             35,746,875
Total                                                                                                           375,667,187

Health care services (0.7%)
AmeriSource Health Cl A                                                                       40,000(b)             582,500
Cardinal Health                                                                              325,000             13,406,250
McKesson HBOC                                                                              1,033,300             20,020,188
Total                                                                                                            34,008,938

Household products (0.7%)
Procter & Gamble                                                                             420,000             36,960,000

Industrial equipment & services (0.6%)
Illinois Tool Works                                                                          600,000             31,012,500

Insurance (1.2%)
American General                                                                             175,000              9,132,813
American Intl Group                                                                          400,000             35,375,000
Progressive Corp                                                                             100,000              5,950,000
Travelers Property Casualty Cl A                                                             360,000             11,385,000
Total                                                                                                            61,842,813

Leisure time & entertainment (1.2%)
Disney (Walt)                                                                                400,000             13,400,000
Time Warner                                                                                  575,000(o)          49,162,500
Total                                                                                                            62,562,500

Media (2.3%)
AMFM                                                                                         130,000(b)           7,978,750
Comcast Special Cl A                                                                         350,000             14,875,000
Infinity Broadcasting Cl A                                                                   450,000(b)          14,371,875
MediaOne Group                                                                               525,000(b)          41,212,500
TeleWest Communications                                                                    3,840,000(b,c)        26,391,502
USA Networks                                                                                 700,000(b)          15,706,250
Total                                                                                                           120,535,877

Multi-industry conglomerates (4.1%)
Cendant                                                                                    1,900,000(b)          33,843,750
Century Business Services                                                                    800,000(b)           2,725,000
General Electric                                                                             990,000            130,865,625
Tyco Intl                                                                                  1,200,000(c)          45,525,000
Total                                                                                                           212,959,375

Paper & packaging (0.2%)
Intl Paper                                                                                   300,000             11,043,750

Restaurants & lodging (0.4%)
Boca Resorts Cl A                                                                            558,800(b)           5,029,200
Extended Stay America                                                                      2,200,000(b)          14,300,000
Total                                                                                                            19,329,200

Retail (4.7%)
Dollar General                                                                               550,000             11,515,625
Gap                                                                                          350,000             16,909,375
Home Depot                                                                                 2,250,000            130,078,125
Safeway                                                                                      500,000(b)          19,281,250
Wal-Mart Stores                                                                            1,350,000             65,728,125
Total                                                                                                           243,512,500

Transportation (0.0%)
Burlington Northern Santa Fe                                                                  93,600              1,842,750

Utilities -- electric (0.3%)
Carolina Power & Light                                                                       500,000             14,875,000

Utilities -- telephone (4.5%)
Allegiance Telecom                                                                            97,500(b)           9,640,313
AT&T - Liberty Media Group Cl A                                                              400,000(b)          20,900,000
BCE                                                                                          325,000(c)          35,729,688
Intermedia Communications                                                                      1,069(b)              67,681
Intermedia Communications                                                                      2,167(b)             137,198
MCI WorldCom                                                                               1,675,000(b)          74,746,874
SBC Communications                                                                           200,000              7,600,000
U S WEST Communications Group                                                                400,000             29,050,000
Vodafone AirTouch ADR                                                                        900,000(c,k)        51,918,750
Total                                                                                                           229,790,504

Total common stocks
(Cost: $1,864,990,485)                                                                                       $3,317,805,884

Preferred stocks & other (0.8%)
Issuer                                                                                                               Shares
Value(a)

Adelphia Communications
   5.50% Cv Series D                                                                           6,675             $1,108,050
Allegiance Telecom
   Warrants                                                                                    2,450                536,244
Bell Technology
   Warrants                                                                                    5,000              3,600,000
Calpine Capital Trust
   5.75% Cv                                                                                   18,400              1,582,400
Coastal
   6.63% Cv PRIDES                                                                            57,200(q)           1,458,600
Coltec Capital
   5.25% Cv                                                                                   19,900                659,188
Concentric Network
   13.50% Pay-in-kind Series B                                                                 1,215(l)           1,246,923
Cox Communications
   7.00 Cm Cv PRIDES                                                                          21,700(q)           1,344,044
CVS
   6.00% Cv ACES                                                                              19,600(j)           1,274,000
Emmis Communications
   6.25% Series A                                                                             22,400              1,234,800
Enron
   7.50% Cv                                                                                   33,000                540,375
Georgia-Pacific Group
   7.50% Cv                                                                                   26,000              1,009,125
Global Crossing
   6.38% Cv                                                                                   11,800(d)           1,392,400
Global TeleSystems Group
   7.25% Cm Cv                                                                                27,600              1,200,600
Ingersoll-Rand
   6.75% Cv                                                                                   51,500                991,375
Intermedia Communications
   7.00% Cm Cv Series F                                                                       39,300              1,562,174
   7.00% Cv Series F                                                                          38,700              1,538,325
Kerr-McGee
   5.50% Cv                                                                                   18,400                660,100
KMC Telecom Holdings
   Warrants                                                                                    2,800                  8,400
Lincoln Natl
   7.75% Cm Cv                                                                                52,000                858,000
Loral Space & Communications
   6.00% Cv                                                                                  150,000              6,337,500
McKesson Financing Trust
   5.00% Cv                                                                                   33,700(b)           1,158,438
Mexico Value
   Rights                                                                                      1,000(c)               2,080
Primus Telecommunications
   Warrants                                                                                    2,300                144,900
PSINet
   Cv Series C                                                                                13,200              1,056,825
Sinclair Capital
   11.63%                                                                                     30,000(b)           2,699,999
Sovereign Bancorp
   7.50% Cv                                                                                   28,000(b)           1,344,000
Suiza Capital
   5.50% Cv                                                                                   38,500              1,371,563
Unifi Communications
   Warrants                                                                                    2,000                     20
Wendys Financing
   5.00% Cm Cv Series A                                                                       21,000                853,125
Total preferred stocks & other
(Cost: $35,898,352)                                                                                             $38,773,573

Bonds (33.7%)
Issuer                                                                 Coupon               Principal              Value(a)
                                                                        rate                  amount
Government obligations (5.9%)
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                                          7.06%               $181,818(c)            $181,610
Govt of Russia
   (Russian Ruble)
      12-15-20                                                          6.63               6,800,000(b,c)         1,581,000
Govt Trust Certs Israel
      11-15-01                                                          9.25               1,133,075              1,152,247
People's Republic of China
   (U.S. Dollar)
      01-15-96                                                          9.00               2,500,000(c)           2,357,998
Republic of Brazil
   (U.S. Dollar)
      04-15-14                                                          8.00               7,279,260(c)           5,373,040
Resolution Funding Corp
   Zero Coupon
      07-15-20                                                          6.56               5,000,000(e)           1,334,494
U.S. Treasury
      06-30-03                                                          5.38              40,000,000             38,563,064
      08-15-03                                                          5.75              43,300,000             42,130,900
      02-15-04                                                          5.88              12,500,000(k)          12,188,296
      02-15-06                                                          5.63              20,000,000             19,004,156
      10-15-06                                                          6.50              21,000,000             20,798,245
      05-15-08                                                          5.63              50,000,000(k)          46,913,244
      11-15-16                                                          7.50              62,000,000(k)          68,387,270
   TIPS
      07-15-02                                                          3.63              10,000,000(n)          10,413,366
   Zero Coupon
      05-15-05                                                          6.46              18,000,000(e)          12,759,480
      11-15-21                                                          6.26              35,000,000(e)           9,106,265
United Mexican States
   (U.S. Dollar)
      03-12-08                                                          8.63               4,250,000(c)           4,202,188
      05-15-26                                                         11.50               3,750,000(c,k)         4,678,125
   (U.S. Dollar) Series A
      12-31-19                                                          6.25               4,000,000(c)           3,247,520
Total                                                                                                           304,372,508

Mortgage-backed securities (12.0%)
Federal Home Loan Mtge Corp
      03-01-15                                                          7.50              25,000,000(p)          25,007,813
      08-01-24                                                          8.00               2,116,230              2,122,177
      11-01-25                                                          6.50               6,068,154              5,702,184
      10-01-29                                                          7.00              39,670,441             38,021,738
Federal Natl Mtge Assn
      02-13-04                                                          5.13              11,625,000             10,832,687
      05-14-04                                                          5.63              60,000,000             56,731,679
      01-01-09                                                          5.50              16,339,263             15,220,129
      06-15-09                                                          6.38              20,000,000             18,787,000
      06-01-10                                                          6.50               5,319,192              5,183,571
      08-01-11                                                          8.50               3,593,028              3,693,568
      04-01-13                                                          6.00              13,947,575             13,106,921
      05-01-13                                                          6.00              10,156,901              9,537,988
      09-01-13                                                          6.00               4,156,046              3,902,796
      04-01-14                                                          5.50              27,092,471             24,848,950
      03-01-15                                                          6.00              25,000,000(p)          23,429,688
      03-01-15                                                          7.00              25,000,000(p)          24,554,688
      03-01-15                                                          7.50              50,000,000(p)          48,999,999
      04-01-22                                                          8.00               1,911,161              1,921,901
      04-01-23                                                          8.50               2,356,540              2,421,603
      05-01-23                                                          6.50               1,664,594              1,569,396
      05-01-24                                                          6.00               4,650,957              4,258,509
      06-01-24                                                          9.00               1,342,861              1,393,946
      02-01-25                                                          8.50                 984,516              1,007,278
      05-01-25                                                          8.50               1,135,209              1,161,455
      09-01-25                                                          6.50               3,771,731              3,539,543
      11-01-25                                                          7.50               3,801,608              3,730,328
      02-01-26                                                          7.00               5,405,554              5,187,656
      07-01-26                                                          7.50               3,444,837              3,384,552
      02-01-27                                                          7.50               4,024,083              3,951,167
      03-01-28                                                          6.00              13,499,924             12,246,996
      04-01-28                                                          6.00              17,582,131             15,966,284
      10-01-28                                                          6.00              18,602,116             16,875,654
      10-01-28                                                          7.00              18,073,011             17,326,667
      11-01-28                                                          6.00              25,780,309             23,387,638
      03-01-29                                                          6.50              33,493,109             31,305,984
      05-01-29                                                          6.50              19,437,418             18,167,960
      08-01-29                                                          6.50              19,818,569             18,499,445
      11-01-29                                                          6.50              19,888,955             18,591,292
      12-01-29                                                          7.00               6,988,928              6,699,555
      01-01-30                                                          7.00              17,985,746             17,241,055
      03-01-30                                                          8.00              25,000,000(p)          25,015,625
   Collateralized Mtge Obligation
   Trust Series Z
      02-25-24                                                          6.00               8,592,266              7,124,793
Govt Natl Mtge Assn
      12-01-08                                                          7.00               9,298,552              9,167,814
      05-15-24                                                          7.00              15,577,487             14,988,502
Merrill Lynch Mtge Investors
      06-15-21                                                          7.88                 842,042(g)             770,205
   Series 1996-C2 Cl D
      12-21-28                                                          6.96               7,500,000              6,894,750
Total                                                                                                           623,481,129

Aerospace & defense (0.2%)
BE Aerospace
   Sr Sub Nts Series B
      02-01-06                                                          9.88               2,500,000              2,375,000
Compass Aerospace
   Company Guaranty Series B
      04-15-05                                                         10.13               1,210,000                544,500
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                                         10.38               2,690,000              2,730,350
Newport News Shipbuilding
   Sr Nts
      12-01-06                                                          8.63               1,000,000                975,000
Northrop-Grumman
      03-01-06                                                          7.00               3,750,000              3,560,501
Roller Bearing
   Company Guaranty Series B
      06-15-07                                                          9.63               1,000,000                915,000
Total                                                                                                            11,100,351

Airlines (0.2%)
Continental Airlines
   Series 1974B
      01-02-17                                                          6.90               4,940,279              4,552,862
   Series 1996A
      04-15-15                                                          6.94               4,524,819              4,248,171
Total                                                                                                             8,801,033

Automotive & related (0.7%)
Aftermarket Technology
   Sr Sub Nts Series D
      08-01-04                                                         12.00               1,000,000              1,005,000
Arvin Capital
   Company Guaranty
      02-01-27                                                          9.50               3,000,000              2,913,009
Delco Remy Intl
   Company Guaranty
      08-01-06                                                         10.63               1,000,000              1,020,000
   Sr Nts
      12-15-07                                                          8.63                 500,000                470,000
Exide
   Cv Sr Sub Nts
      12-15-05                                                          2.90               3,260,000(d)           1,688,093
Federal-Mogul
   Company Guaranty
      01-15-09                                                          7.50               3,000,000              2,618,010
Ford Motor Credit
      10-28-09                                                          7.38              10,000,000              9,682,600
French (JL) Auto Casting
   Company Guaranty Series B
      06-01-09                                                         11.50               2,000,000              2,020,000
Hayes Lemmerz Intl
   Company Guaranty
      07-15-06                                                         11.00               1,000,000              1,010,000
Lear
   Sub Nts
      07-15-06                                                          9.50               3,200,000              3,168,000
Mascotech
   Cv Sub Deb
      12-15-03                                                          4.50               2,350,000              1,759,563
MSX Intl
   Company Guaranty
      01-15-08                                                         11.38               1,485,000              1,381,050
Oxford Automotive
   Company Guaranty Series D
      06-15-07                                                         10.13               2,635,000              2,476,900
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                                          9.50               3,000,000              2,730,000
Total                                                                                                            33,942,225

Banks and savings & loans (0.9%)
Capital One Bank
      05-15-08                                                          6.70               5,300,000              4,843,032
Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                                                          7.10               5,200,000(c)           5,093,149
Cullen/Frost Capital
   Series A
      02-01-27                                                          8.42               3,200,000              3,069,939
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                                          7.75               3,850,000(c,d)         3,685,774
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                                          4.00               5,000,000(g)           4,352,050
Norwest
   Sr Medium-term Nts Series G
      09-15-02                                                          6.38               5,800,000              5,668,614
Provident Trust
   Company Guaranty
      04-15-28                                                          8.29               5,500,000              5,302,592
Union Planters Bank
   Sub Nts
      03-15-18                                                          6.50              10,000,000              8,846,881
Union Planters Capital
   Company Guaranty
      12-15-26                                                          8.20               2,600,000              2,358,815
Washington Mutual Capital
   Company Guaranty
      06-01-27                                                          8.38               2,900,000              2,787,118
Total                                                                                                            46,007,964

Building materials & construction (0.1%)
Foster Wheeler
      11-15-05                                                          6.75               6,100,000              5,098,106

Chemicals (0.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                                          7.88               3,500,000              2,948,750
Dow Chemical
      11-01-29                                                          7.38               2,200,000              2,103,706
Lyondell Chemical
   Series A
      05-01-07                                                          9.63               1,500,000              1,430,625
Rohm & Haas
      07-15-29                                                          7.85               6,000,000              5,996,154
Waste Management
   Sr Nts
      10-01-07                                                          7.13               4,500,000              3,896,354
Total                                                                                                            16,375,589

Communications equipment & services (0.9%)
American Tower
   Cv
      02-15-10                                                          5.00               1,410,000(d)           1,521,038
Aspect Communications
   Zero Coupon Cv Sub Deb
      08-10-18                                                          6.00               3,400,000(e)           2,040,000
Celcaribe
   Sr Nts
      03-15-04                                                         13.50               1,450,000              1,250,625
Commscope
   Cv Sub Nts
      12-15-06                                                          4.00               1,300,000(d)           1,413,750
Corning
   Cv Sub Nts
      03-01-08                                                          4.88                 335,000              1,350,469
DLJ Secured Loan Trust
      Sr Secured Ctfs
      07-07-07                                                         10.13               2,500,000              2,500,000
EchoStar Communications
   Cv Sub Nts
      01-01-07                                                          4.88               1,400,000(d)           1,940,750
EchoStar DBS
   Sr Nts
      02-01-09                                                          9.38               2,460,000              2,404,650
GST Telecom/GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                                                         10.50               2,000,000(f)             990,000
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                                         13.25               2,750,000(c,d,f)       1,650,000
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                                                         12.68               2,800,000(f)           1,610,000
KPNQWest
   (U.S. Dollar) Sr Nts
      06-01-09                                                          8.13               5,000,000(c)           4,762,499
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                                          9.50               1,000,000                950,000
NTL
   Cv Sub Nts
      12-15-09                                                          5.75               1,380,000(d)           1,407,600
   Zero Coupon Sr Nts Series B
      04-01-03                                                          9.78               3,825,000(f)           2,553,188
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                                          9.13               3,000,000              3,000,000
Rural Cellular
   Sr Sub Nts Series B
      05-15-08                                                          9.63               1,750,000              1,732,500
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
      04-15-04                                                         11.25               2,000,000(f)           1,170,000
Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                                                         10.86               2,000,000(f)           1,445,000
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                                          4.00               1,860,000(c,d)         2,762,284
   (U.S. Dollar) Sr Nts
      05-15-08                                                         13.25               2,700,000(c)           2,862,000
Vialog
   Company Guaranty
      11-15-01                                                         12.75               5,000,000              3,875,000
Voicestream Wireless
   Sr Nts
      11-15-09                                                         10.38               1,800,000(d,h)         1,860,750
   Sr Nts Series A
      08-15-06                                                         11.63               2,000,000              2,140,000
Total                                                                                                            49,192,103

Computers & office equipment (0.2%)
ASM Lithography Holdings
   (U.S. Dollar) Cv
      11-30-04                                                          4.25               1,400,000(c,d)         1,819,160
Cooperative Computing
   Sr Sub Nts
      02-01-08                                                          9.00               2,000,000                762,500
Globix
   Sr Nts
      02-01-10                                                         12.50               2,000,000(d)           1,990,000
Hewlett-Packard
   Zero Coupon Sub Nts
      10-14-17                                                          3.13               2,100,000(e)           1,651,125
Internet Capital Group
   Cv Sub Nts
      12-21-04                                                          5.50                 450,000                445,500
PSINet
   Sr Nts
      11-01-08                                                         11.50               3,000,000              3,045,000
Silicon Graphics
   Cv Sr Nts
      09-01-04                                                          5.25               1,840,000              1,370,800
Solectron
   Zero Coupon Cv
      01-27-19                                                          4.00               1,150,000(e)             664,125
Total                                                                                                            11,748,210

Electronics (0.1%)
Conexant Systems
   Cv Sub Nts
      02-01-07                                                          4.00                 590,000(d)             650,475
Intel
   Cv Sub Nts
      09-01-04                                                          4.00                 375,000              1,367,344
Photronics
   Cv Sub Nts
      06-04-04                                                          6.00                 600,000                925,500
Total                                                                                                             2,943,319

Energy (0.5%)
Devon Energy
   Cv Deb
      08-15-08                                                          4.90               1,275,000              1,137,938
ESI Tractebel
   Company Guaranty Series B
      12-30-11                                                          7.99               1,250,000              1,103,313
Honam Oil Refinery
   (U.S. Dollar)
      10-15-05                                                          7.13               5,750,000(c,d)         5,458,162
Lodestar Holdings
   Company Guaranty
      05-15-05                                                         11.50               3,000,000                900,000
Petroleos Mexicanos
   (U.S. Dollar) Series P
      09-15-27                                                          9.50               2,000,000(c)           2,032,500
Roil
   (U.S. Dollar)
      12-05-02                                                         12.78               2,584,000(c,d)         2,273,920
USX
      03-01-08                                                          6.85              12,000,000             11,202,998
Total                                                                                                            24,108,831

Energy equipment & services (0.1%)
Global Marine
      09-01-07                                                          7.13               4,500,000              4,286,565
Seacor Holdings
   Cv Sub Nts
      11-15-06                                                          5.38               1,000,000                927,500
Total                                                                                                             5,214,065

Financial services (0.9%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                                         10.88               1,732,850(c)           1,486,889
Arcadia Financial
   Sr Nts
      03-15-07                                                         11.50               1,575,000              1,653,750
Associates Corp of North America
   Sr Nts
      10-15-02                                                          6.38              10,000,000              9,779,902
Bat-CRAVE-800
      08-12-00                                                          6.68               5,000,000(d)           4,997,750
      08-12-00                                                          6.86               3,000,000              3,000,977
Countrywide Home Loan
   Company Guaranty
      06-15-04                                                          6.85               8,000,000              7,762,480
Duke Capital
   Sr Nts
      10-01-09                                                          7.50               4,500,000              4,398,480
LaBranche
      03-01-07                                                         12.00               1,250,000(d)           1,243,750
Salomon
   Sr Nts
      01-15-06                                                          6.75               4,000,000              3,799,356
Standard Credit Card Trust
   Series A
      10-07-04                                                          5.95               3,000,000              2,876,790
Wilmington Trust
      05-01-08                                                          6.63               3,200,000              2,939,507
Total                                                                                                            43,939,631

Furniture & appliances (--%)
Interface
   Sr Sub Nts Series B
      11-15-05                                                          9.50               1,500,000              1,357,500

Health care (0.2%)
Alaris Medical Systems
   Company Guaranty
      12-01-06                                                          9.75               2,100,000              1,743,000
Alkermes
   Cv Sub Nts
      02-15-07                                                          3.75                 665,000(d)             966,744
Alpharma
   Cv Sr Sub Nts
      06-01-06                                                          3.00               1,815,000(h)           2,191,613
Centocor
   Cv Sub Deb
      02-15-05                                                          4.75               1,190,000              1,323,875
Inhale Theraptic Systems
   Cv Sub Nts
      02-08-07                                                          5.00               1,350,000(d)           1,893,375
Watson Pharmaceuticals
   Sr Nts
      05-15-08                                                          7.13               2,550,000              2,268,251
Total                                                                                                            10,386,858

Health care services (0.2%)
Fountain View
   Company Guaranty Series B
      04-15-08                                                         11.25               2,150,000              1,591,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                                          9.00               2,000,000              1,630,000
Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                                                         10.88               1,200,000              1,231,500
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                                         10.00               2,000,000                900,000
Sunrise Assisted Living
   Cv Sub Nts
      06-15-02                                                          5.50               2,600,000              1,972,750
Tenet Healthcare
   Sr Nts
      12-01-03                                                          8.63               2,500,000              2,428,738
   Sr Sub Nts Series B
      12-01-08                                                          8.13               2,300,000              2,104,500
Total                                                                                                            11,858,488

Industrial equipment & services (0.2%)
Fairfield Mfg
   Sr Sub Nts
      10-15-08                                                          9.63               2,000,000              1,820,000
Terex
   Company Guaranty Series D
      04-01-08                                                          8.88               2,100,000              1,848,000
Thermadyne Mfg
   Company Guaranty
      06-01-08                                                          9.88               5,000,000              4,100,000
Total                                                                                                             7,768,000

Insurance (0.9%)
American General Institute Capital
   Company Guaranty Series A
      12-01-45                                                          7.57              10,000,000(d)           9,133,380
Americo Life
   Sr Sub Nts
      06-01-05                                                          9.25               1,600,000              1,594,000
Arkwright CSN Trust
      08-15-26                                                          9.63               3,000,000(d)           3,084,261
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                                          8.68               3,000,000              2,974,608
Nationwide CSN Trust
      02-15-25                                                          9.88               9,000,000(d)           9,556,326
New England Mutual
      02-15-24                                                          7.88               2,000,000(d)           1,973,386
Principal Mutual
      03-01-44                                                          8.00               2,500,000(d)           2,302,015
SAFECO Capital
   Company Guaranty
      07-15-37                                                          8.07               5,000,000              4,451,740
SunAmerica
      08-30-05                                                          7.34               5,000,000              4,995,495
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                                          8.38               3,750,000(c,d)         3,593,104
Total                                                                                                            43,658,315

Leisure time & entertainment (0.6%)
Activision
   Cv Sub Nts
      01-01-05                                                          6.75                 670,000                595,463
AMC Entertainment
   Sr Sub Nts
      03-15-09                                                          9.50               2,000,000              1,560,000
Argosy Gaming
   Company Guaranty
      06-01-09                                                         10.75               3,000,000              3,082,500
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                                          9.50               3,000,000              2,820,000
Hollywood Park
   Company Guaranty Series B
      02-15-07                                                          9.25               1,875,000(d)           1,814,063
Horseshoe Gaming Holding
   Company Guaranty
      05-15-09                                                          8.63               3,500,000              3,219,999
Lodgenet Entertainment
   Sr Nts
      12-15-06                                                         10.25               2,000,000              2,000,000
Premier Parks
   Sr Nts
      04-01-06                                                          9.25               1,250,000              1,181,250
   Zero Coupon Sr Disc Nts
      04-01-03                                                         10.00               3,000,000(f)           1,935,000
Regal Cinemas
   Sr Sub Nts
      06-01-08                                                          9.50               3,000,000              2,010,000
Riviera Holdings
   Company Guaranty
      08-15-04                                                         10.00               2,250,000              1,985,625
Station Casinos
   Sr Sub Nts
      04-15-07                                                          9.75               2,000,000              1,980,000
Time Warner
      02-01-24                                                          7.57               2,900,000              2,758,844
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                                         11.25               1,000,000                690,000
United Artists Theatres
   Series 1995A
      07-01-15                                                          9.30               1,844,676              1,294,096
Total                                                                                                            28,926,840

Media (1.6%)
Adelphia Communications
   Sr Nts Series B
      02-01-08                                                          8.38               3,000,000              2,722,500
Antenna TV
      08-01-07                                                          9.00               3,000,000              2,730,000
Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                                                          9.38               3,675,000(c)           1,515,938
Charter Communications Holdings/Charter Capital
   Sr Nts
      01-15-10                                                         10.25               2,500,000(d)           2,487,500
Comcast Cable Communications
      11-15-08                                                          6.20               6,100,000              5,469,583
Cox Communications
      11-15-15                                                          7.25               5,000,000              4,625,279
      06-15-25                                                          7.63               5,000,000              4,790,350
Cox Enterprises
      06-15-09                                                          7.38              10,000,000(d)           9,671,500
CSC Holdings
   Sr Nts
      07-15-08                                                          7.25               5,000,000              4,698,510
   Sr Sub Nts
      11-01-05                                                          9.25               2,000,000              2,050,000
Golden Sky Systems
   Company Guaranty Series B
      08-01-06                                                         12.38               1,500,000(d)           1,657,500
Interpublic Group
   Cv Sub Nts
      06-01-06                                                          1.87               1,650,000              1,513,875
Lamar Media
   Company Guaranty
      12-01-06                                                          9.63               4,100,000              4,120,500
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                                         10.50               1,350,000(c)           1,296,000
Outdoor Systems
   Company Guaranty
      10-15-06                                                          9.38               2,500,000              2,556,250
      06-15-07                                                          8.88               5,000,000              5,100,000
Pegasus Media & Communications
   Sr Nts Series B
      10-15-05                                                          9.63               2,000,000              1,940,000
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                                          9.65               5,000,000(c)           3,638,307
Susquehanna Media
   Sr Sub Nts
      05-15-09                                                          8.50                 960,000                931,200
TCI Communications
      08-01-15                                                          8.75               3,850,000              4,188,762
Tele-Communications
      02-15-23                                                          8.75               3,500,000              3,605,380
Telewest Communications
   (British Pound) Cv
      02-19-07                                                          5.25                 805,000(c,d)         1,831,479
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                                          9.25               1,600,000(c,d,f)         960,000
Time Warner Entertainment
   Sr Nts
      07-15-33                                                          8.38              10,000,000             10,385,030
Total                                                                                                            84,485,443

Metals (0.3%)
EnviroSource
   Sr Nts
      06-15-03                                                          9.75               1,000,000                680,000
   Sr Nts Series B
      06-15-03                                                          9.75               1,500,000              1,020,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                                         10.13               2,251,586(c,d)         2,161,522
Ormet
   Company Guaranty
      08-15-08                                                         11.00               2,700,000(d)           2,538,000
P & L Coal Holdings
   Company Guaranty Series B
      05-15-08                                                          8.88               3,000,000              2,782,500
Pen Holdings
   Company Guaranty Series B
      06-15-08                                                          9.88               3,000,000              2,730,000
U.S. Can
   Company Guaranty
      10-15-06                                                         10.13               2,000,000              2,010,000
Total                                                                                                            13,922,022

Miscellaneous (1.2%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                                         10.75               2,000,000              2,075,000
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                                          9.88               2,130,000              1,959,600
Argo-Tech
   Company Guaranty
      10-01-07                                                          8.63               1,000,000                820,000
Bistro Trust
   Sub Nts
      12-31-02                                                          9.50              12,000,000(d)          11,181,599
Continucare
   Cv Sr Sub Nts
      10-31-02                                                          7.00               1,000,000(d)             125,000
Delphes 2
   (U.S. Dollar)
      05-05-09                                                          7.75               5,000,000(c,d)         4,665,650
Dura Operating
   Company Guaranty Series B
      05-01-09                                                          9.00                 675,000                626,063
Equinix
      12-01-07                                                         13.00               2,000,000              2,060,000
Falcon Products
   Company Guaranty Series B
      06-15-09                                                         11.38               2,000,000              1,870,000
First Empire Capital
   Company Guaranty
      02-01-27                                                          8.23               4,000,000              3,775,370
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                                          8.88               2,500,000(c)           2,262,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                                          8.88               4,000,000(c,d)         1,740,000
ISG Resources
      04-15-08                                                         10.00               2,760,000              2,463,300
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                                          8.48                 827,320(c,d)           744,414
Jorgensen (Earle M)
   Sr Nts
      04-01-05                                                          9.50               1,225,000              1,145,375
Murrin Murrin Holdings
   (U.S. Dollar) Sr Nts
      08-31-07                                                          9.38               1,000,000(c)             910,000
Nationwide Credit
   Sr Nts Series A
      01-15-08                                                         10.25               2,500,000              1,700,000
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                                          3.24               5,900,000(e)           2,197,750
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                                         13.50               2,000,000              2,137,500
NSM Steel
   Company Guaranty
      02-01-06                                                         12.00               1,522,095(b,d)            91,326
Omega Cabinets
   Sr Sub Nts
      06-15-07                                                         10.50               1,775,000              1,775,000
Oshkosh Truck
   Company Guaranty
      03-01-08                                                          8.75               3,000,000              2,838,750
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                                         11.00               1,125,000              1,012,500
Pierce Leahy Command
   Company Guaranty
      05-15-08                                                          8.13               4,050,000              3,533,625
SC Intl
      09-01-07                                                          9.25               1,950,000              1,794,000
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                                          9.50               1,350,000                918,000
Teleglobe
   (U.S. Dollar) Company Guaranty
      07-20-29                                                          7.70               2,000,000(c)           1,938,400
Vesta Capital
      01-15-27                                                          8.52               5,000,000(b,d)         1,773,025
Total                                                                                                            60,133,747

Multi-industry conglomerates (0.6%)
Coltec Inds
   Company Guaranty
      04-15-08                                                          7.50               5,000,000              4,762,500
Jordan Inds
   Sr Nts Series D
      08-01-07                                                         10.38               6,080,000              6,019,200
Packaged Ice
   Company Guaranty Series B
      02-01-05                                                          9.75               3,000,000              2,670,000
Prime Succession
   Sr Sub Nts
      08-15-04                                                         10.75                 980,000                245,000
USI America Holdings
   Company Guaranty
      10-15-03                                                          7.13               5,000,000              4,831,165
   Sr Nts Series B
      12-01-06                                                          7.25               3,350,000              3,145,235
Westinghouse Electric
      06-01-01                                                          8.88               9,750,000              9,866,538
Total                                                                                                            31,539,638

Paper & packaging (0.5%)
Ball
   Company Guaranty
      08-01-08                                                          8.25               1,750,000              1,662,500
Doman Inds
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                                          9.25               2,000,000(c)           1,660,000
Gaylord Container
   Sr Nts
      06-15-07                                                          9.75               1,750,000              1,583,750
Graham Packaging/GPC Capital
   Company Guaranty Series B
      01-15-08                                                          8.75               2,000,000              1,790,000
Owens-Illinois
   Sr Nts
      05-15-07                                                          8.10               4,350,000              4,138,256
Packaging Corp of America
   Company Guaranty
      04-01-09                                                          9.63               3,745,000              3,754,363
Quno Corp
   (U.S. Dollar) Sr Nts
      05-15-05                                                          9.13               2,500,000(c)           2,625,000
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                                          9.00               4,200,000(c)           4,058,250
Riverwood Intl
   Company Guaranty Sr Nts
      04-01-06                                                         10.25               2,000,000              2,010,000
Silgan Holdings
      06-01-09                                                          9.00               2,650,000              2,563,875
Total                                                                                                            25,845,994

Restaurants & lodging (0.1%)
MGM Grand
      02-06-08                                                          6.88               7,380,000              6,507,918

Retail (0.2%)
Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                                                          3.50                 793,000(e)             901,046
Maxim Group
   Company Guaranty Series B
      10-15-07                                                          9.25               2,500,000              1,993,750
Meyer (Fred)
   Company Guaranty
      03-01-08                                                          7.45               6,075,000              5,897,745
Wal-Mart CRAVE Trust
      07-17-06                                                          7.00               3,648,924(d)           3,497,676
Total                                                                                                            12,290,217

Textiles & apparel (0.1%)
Galey & Lord
   Company Guaranty
      03-01-08                                                          9.13               4,750,000              1,472,500
Westpoint Stevens
   Sr Nts
      06-15-08                                                          7.88               3,250,000              2,762,500
Total                                                                                                             4,235,000

Transportation (0.3%)
Atlas Air Series C
      01-02-10                                                          8.01               8,700,066              8,176,583
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                                          9.25               5,120,000(c)           1,740,800
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                                         10.38               3,300,000(c)           3,085,500
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                                         11.50               5,000,000(c,d)         1,900,000
Total                                                                                                            14,902,883

Utilities -- electric (1.2%)
Alabama Power
   1st Mtge
      12-01-24                                                          9.00               2,200,000              2,287,419
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                                          8.00               3,600,000              3,492,423
Cleveland Electric Illuminating
      07-01-04                                                          7.67               6,500,000              6,410,768
   1st Mtge Series B
      05-15-05                                                          9.50               9,000,000              9,234,590
CMS Energy
   Sr Nts
      05-15-02                                                          8.13               5,000,000              4,952,273
      11-15-04                                                          7.63               2,500,000              2,393,001
Connecticut Light & Power
   1st Mtge Series C
      06-01-02                                                          7.75               5,000,000              4,977,857
El Paso Electric
   1st Mtge Series D
      02-01-06                                                          8.90               2,750,000              2,842,813
Jersey Central Power & Light
   1st Mtge
      11-01-25                                                          6.75               7,200,000              6,167,851
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                                          6.75               2,600,000(i)           2,386,966
Salton Sea Funding
   Series C
      05-30-10                                                          7.84               1,325,000              1,266,501
Sithe Independence Funding
   Series A
      12-30-13                                                          9.00               1,500,000              1,527,183
Texas Utilities Electric
      08-01-07                                                          7.17               5,000,000              4,765,400
TXU Electric Capital
   Company Guaranty
      01-30-37                                                          8.18               5,000,000              4,817,056
Western Massachusetts Electric
   1st Mtge Series B
      07-01-01                                                          7.38               2,750,000              2,744,286
Total                                                                                                            60,266,387

Utilities -- gas (0.3%)
Columbia Gas System
   Series E
      11-28-10                                                          7.32               7,000,000              6,456,805
El Paso Energy
   Sr Nts
      05-16-09                                                          6.75               1,900,000              1,769,268
   Sr Nts Series B
      07-15-01                                                          6.63               8,675,000              8,549,299
Total                                                                                                            16,775,372

Utilities -- telephone (2.2%)
360 Communications
      04-01-09                                                          7.60               3,000,000              2,949,760
Airtouch Communications
      05-01-08                                                          6.65              10,000,000              9,394,043
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                                         11.94               2,450,000(f)           1,788,500
AT&T Canada
   (U.S. Dollar) Sr Nts
      11-01-08                                                         10.63               1,200,000(c)           1,344,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                                          9.95               2,300,000(c,f)         1,817,000
Bell Atlantic Financial Services
   Cv
      09-15-05                                                          4.25               1,151,000(d)           1,684,362
BellSouth Capital Funding
      02-15-10                                                          7.75               10,000,000            10,056,780
Call-Net Enterprises
   (U.S. Dollar) Sr Nts
      08-15-08                                                          8.00               1,750,000(c)           1,373,750
COLT Telecom Group
   (European Monetary Unit)
      03-29-06                                                          2.00                 540,000(c,d)         1,443,776
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                                          4.13               1,650,000(c)           1,897,479
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                                         12.00               1,655,000(b)               2,069
Hyperion Telecommunications
   Sr Nts Series B
      09-01-04                                                         12.25               1,500,000              1,597,500
Intermedia Communications
   Sr Nts Series B
      11-01-07                                                          8.88               1,000,000                935,000
      06-01-08                                                          8.60               3,000,000              2,760,000
      03-01-09                                                          9.50               2,000,000              1,910,000
Level 3 Communications
      03-15-08                                                         11.00               1,000,000(d)           1,002,500
      03-15-10                                                          6.00               1,330,000              1,369,900
McLeod USA
   Sr Nts
      03-15-08                                                          8.38               2,300,000              2,110,250
      02-15-09                                                          8.13               2,250,000              2,019,375
Nextel Communications
      11-15-09                                                          9.38               2,500,000              2,409,375
   Cv Sr Nts
      01-15-10                                                          5.25               1,350,000(d)           1,501,875
Primus Telecomm Group
      02-15-07                                                          5.75               2,130,000(d)           2,215,200
   Sr Nts
      08-01-04                                                         11.75               2,300,000              2,277,000
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                                          7.50               6,950,000              6,743,110
Rhythms NetConnections
   Sr Nts
      02-15-10                                                         14.00               1,000,000(d)             990,000
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                                         12.25               3,000,000(c)           2,910,000
Sprint Capital
   Company Guaranty
      05-01-09                                                          6.38              10,000,000              9,097,600
U S WEST Capital Funding
   Company Guaranty
      08-15-01                                                          6.88              20,000,000(d)          19,862,369
U S WEST Communications
      11-10-26                                                          7.20               5,000,000              4,436,364
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts
      02-01-10                                                         11.25                 925,000(c,d)           931,938
      02-01-10                                                         11.50                 550,000(c,d)           552,750
Verio
   Sr Nts
      11-15-09                                                         10.63               2,000,000(d)           1,995,000
Vodafone AirTouch
   (U.S. Dollar)
      02-15-10                                                          7.75               5,000,000(c,d)         4,972,900
Total                                                                                                           108,351,525

Total bonds
(Cost: $1,814,183,634)                                                                                       $1,729,537,211

Short-term securities (4.1%)
Issuer                                                              Annualized              Amount                 Value(a)
                                                                  yield on date           payable at
                                                                   of purchase             maturity

U.S. government agencies (3.4%)
Federal Home Loan Bank Disc Nts
      03-08-00                                                          5.62%               $700,000               $699,102
      03-22-00                                                          5.71               1,600,000              1,594,309
      04-07-00                                                          5.70              25,300,000             25,136,168
      04-24-00                                                          5.77              25,000,000             24,773,507
Federal Home Loan Mtge Corp Disc Nts
      03-09-00                                                          5.62               1,600,000              1,597,654
      03-14-00                                                          5.60              12,500,000             12,472,826
      03-16-00                                                          5.68               4,000,000              3,989,556
      03-28-00                                                          5.63               6,900,000              6,868,765
Federal Natl Mtge Assn Disc Nts
      03-02-00                                                          5.80               1,400,000              1,399,545
      03-09-00                                                          5.82               1,915,000              1,912,192
      03-23-00                                                          5.70               7,000,000              6,973,545
      03-30-00                                                          5.73              10,000,000              9,949,858
      04-10-00                                                          5.73               4,100,000              4,073,430
      04-11-00                                                          5.72              20,000,000             19,867,465
      04-27-00                                                          5.89               4,600,000              4,555,256
      05-11-00                                                          5.89              20,800,000             20,552,480
      05-18-00                                                          5.89              28,100,000             27,733,100
Total                                                                                                           174,148,758

Commercial paper (0.7%)
Barclays
      03-23-00                                                          5.80               2,000,000              1,992,621
Bell Atlantic Network Funding
      03-07-00                                                          5.72               2,300,000              2,297,446
Ciesco LP
      04-19-00                                                          5.90               5,900,000              5,851,243
Clorox
      04-06-00                                                          5.86               1,800,000              1,789,233
DaimlerChrysler North America
      04-17-00                                                          5.90                 600,000                595,320
Ford Motor Credit
      03-03-00                                                          5.53               2,200,000              2,198,911
      03-28-00                                                          5.78              11,200,000             11,149,911
Paccar Financial
      03-20-00                                                          5.80               6,500,000              6,479,127
Windmill Funding
      04-05-00                                                          5.90               3,800,000(m)           3,777,428
Total                                                                                                            36,131,240

Total short-term securities
(Cost: $210,356,700)                                                                                           $210,279,998

Total investments in securities
(Cost: $3,925,429,171)(r)                                                                                    $5,296,396,666


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 29, 2000, the value of foreign securities represented 10.22% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2000.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2000, is as follows:

Security                                       Acquisition            Cost
                                                  dates

Alpharma*
   3.00% Cv Sr Sub Nts 2006              10-14-99 thru 02-24-00     $1,983,043
Voicestream*
   10.38% Sr Nts 2009                           11-04-99             1,800,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC -- American Municipal Bond Association Corporation

(j) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(k) Security is partially or fully on loan. See Note 5 to the financial statements.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(n) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) At Feb. 29, 2000, securities valued at $26,400,000 were held to cover open call options written as follows:

Issuer                       Shares   Exercise  Expiration    Value(a)
price                         date

American Power Conversion   100,000      $35    March 2000     $137,500
American Power Conversion   100,000       35     June 2000      418,750
Time Warner                  50,000       85    March 2000      218,750
Time Warner                  50,000       85    April 2000      362,500
Washington Mutual           250,000       25    April 2000      195,312
Washington Mutual           250,000       23    April 2000      406,250
Total                                                        $1,739,062

(p) At Feb. 29, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $146,904,253.

(q) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(r) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $3,925,429,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $1,637,660,000
Unrealized depreciation                                        (266,692,000)
                                                               ------------
Net unrealized appreciation                                  $1,370,968,000


Investments in Securities
AXP VP - New Dimensions Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.9%)
Issuer                                                                                        Shares               Value(a)

Aerospace & defense (0.8%)
Honeywell Intl                                                                               506,000            $24,351,250
United Technologies                                                                          236,000             12,021,250
Total                                                                                                            36,372,500

Airlines (1.1%)
AMR                                                                                          326,300(b)          17,253,113
Southwest Airlines                                                                         1,956,250             36,068,359
Total                                                                                                            53,321,472

Banks and savings & loans (2.1%)
State Street                                                                                 537,200             39,148,450
Wells Fargo                                                                                1,875,600             62,012,025
Total                                                                                                           101,160,475

Beverages & tobacco (0.3%)
Coca-Cola                                                                                    326,200             15,800,313

Communications equipment & services (5.9%)
Lucent Technologies                                                                        1,101,800             65,557,100
Motorola                                                                                     684,100            116,639,049
Nokia ADR Cl A                                                                               244,200(c)          48,427,913
Nortel Networks                                                                              162,800(c)          18,152,200
Tellabs                                                                                      681,600(b)          32,716,800
Total                                                                                                           281,493,062

Computers & office equipment (21.3%)
America Online                                                                             1,096,100(b)          64,669,900
Automatic Data Processing                                                                    521,400             22,713,488
BMC Software                                                                                 456,926(b)          21,018,596
Cisco Systems                                                                              2,377,800(b)         314,315,437
EMC                                                                                          978,600(b)         116,453,399
EQUANT                                                                                       145,000(b,c)        16,416,129
Hewlett-Packard                                                                              293,100             39,421,950
Intl Business Machines                                                                       815,500             83,181,000
Microsoft                                                                                  1,304,700(b)         116,607,562
Novell                                                                                     1,309,700(b)          43,301,956
Oracle                                                                                       570,000(b)          42,322,500
Solectron                                                                                  1,106,100(b)          72,449,550
Sun Microsystems                                                                             325,800(b)          31,032,450
Yahoo!                                                                                       228,200(b)          36,440,688
Total                                                                                                         1,020,344,605

Electronics (18.6%)
Agilent Technologies                                                                         195,200(b)          20,239,800
Applied Materials                                                                            326,200(b)          59,674,213
Corning                                                                                      603,400            113,439,200
Intel                                                                                      1,141,700            129,012,100
JDS Uniphase                                                                               1,220,800(b)         321,985,999
Teradyne                                                                                     602,100(b)          52,382,700
Texas Instruments                                                                          1,174,600            195,570,900
Total                                                                                                           892,304,912

Energy (3.0%)
Chevron                                                                                      309,400             23,108,313
Exxon Mobil                                                                                1,628,398            122,638,724
Total                                                                                                           145,747,037

Energy equipment & services (0.5%)
Halliburton                                                                                  586,200             22,385,513

Financial services (5.2%)
Citigroup                                                                                  1,891,850             97,784,996
Kansas City Southern Inds                                                                    360,600             28,397,250
MBNA                                                                                       1,668,350             37,954,963
Morgan Stanley, Dean Witter, Discover & Co                                                 1,174,580             82,734,479
Schwab (Charles)                                                                              60,600              2,533,838
Total                                                                                                           249,405,526

Health care (4.9%)
Bristol-Myers Squibb                                                                       1,220,300             69,328,293
Guidant                                                                                      102,200(b)           6,885,725
Medtronic                                                                                  1,174,700             56,899,531
Pfizer                                                                                     1,082,100             34,762,463
Schering-Plough                                                                              721,700             25,169,288
Warner-Lambert                                                                               481,600             41,206,900
Total                                                                                                           234,252,200

Health care services (0.8%)
Cardinal Health                                                                              913,450             37,679,813

Household products (0.8%)
Colgate-Palmolive                                                                            715,700             37,350,594

Industrial equipment & services (0.4%)
Illinois Tool Works                                                                          390,800             20,199,475

Insurance (1.1%)
American Intl Group                                                                          619,940             54,825,944

Leisure time & entertainment (1.8%)
Time Warner                                                                                  985,400             84,251,700

Media (4.9%)
CBS                                                                                        1,628,240(b)          96,982,045
Clear Channel Communications                                                                 326,200(b)          21,733,075
Comcast Special Cl A                                                                       1,008,900             42,878,250
Gannett                                                                                    1,125,086             73,341,544
Total                                                                                                           234,934,914

Multi-industry conglomerates (4.4%)
General Electric                                                                           1,223,300            161,704,968
Tyco Intl                                                                                  1,327,544(c)          50,363,701
Total                                                                                                           212,068,669

Paper & packaging (0.4%)
Intl Paper                                                                                   521,200             19,186,675

Restaurants & lodging (0.6%)
Marriott Intl Cl A                                                                           962,700             26,534,419

Retail (8.7%)
Costco Wholesale                                                                           1,465,500(b)          72,725,438
Home Depot                                                                                 1,467,950             84,865,859
Safeway                                                                                    1,446,300(b)          55,772,944
Target                                                                                     1,011,300             59,666,700
Wal-Mart Stores                                                                            2,968,300            144,519,105
Total                                                                                                           417,550,046

Utilities -- gas (1.9%)
El Paso Energy                                                                               912,000             33,801,000
Enron                                                                                        813,700             56,145,300
Total                                                                                                            89,946,300

Utilities -- telephone (4.3%)
AT&T                                                                                         408,300             20,185,331
Bell Atlantic                                                                                424,200             20,759,288
BellSouth                                                                                    540,000             22,005,000
Global Crossing                                                                              150,000(b,c)         6,993,750
Level 3 Communications                                                                       100,000(b)          11,387,500
MCI WorldCom                                                                               1,467,900(b)          65,505,037
U S WEST Communications Group                                                                378,600             27,495,825
Vodafone AirTouch ADR                                                                        546,550(c,e)        31,529,103
Total                                                                                                           205,860,834

Total common stocks
(Cost: $2,733,922,453)                                                                                       $4,492,976,998


Short-term securities (6.4%)
Issuer                                                             Annualized              Amount                  Value(a)
                                                                  yield on date          payable at
                                                                   of purchase            maturity

U.S. government agencies (3.6%)
Federal Home Loan Bank Disc Nts
      03-08-00                                                          5.62%             $4,000,000             $3,994,871
      03-08-00                                                          5.70              10,500,000             10,486,536
      04-12-00                                                          5.74              29,800,000             29,589,280
Federal Home Loan Mtge Corp Disc Nts
      03-09-00                                                          5.62              10,000,000              9,985,338
      03-09-00                                                          5.70               2,400,000              2,396,481
      03-14-00                                                          5.60              14,700,000             14,668,043
      03-21-00                                                          5.64              21,300,000             21,230,171
      04-27-00                                                          5.85              23,900,000             23,667,527
Federal Natl Mtge Assn Disc Nts
      03-02-00                                                          5.61              14,000,000             13,995,454
      03-23-00                                                          5.70              30,000,000             29,886,620
      04-03-00                                                          5.76              10,600,000             10,542,685
Total                                                                                                           170,443,006

Commercial paper (2.8%)
ANZ (Delaware)
      03-15-00                                                          5.98               3,500,000              3,491,571
AT&T
      03-17-00                                                          5.77               9,700,000              9,672,656
Bayer
      04-11-00                                                          5.86              11,600,000(d)          11,519,882
BBV Finance (Delaware)
      03-17-00                                                          5.79               4,600,000              4,587,466
      04-28-00                                                          5.92              17,600,000             17,423,046
CAFCO
      03-28-00                                                          5.83              12,000,000(d)          11,945,866
Corporate Receivables
      04-26-00                                                          5.95               5,900,000(d)           5,844,511
CXC
      04-24-00                                                          5.96               3,000,000(d)           2,972,821
DaimlerChrysler North America
      04-17-00                                                          5.90              11,400,000             11,311,080
Delaware Funding
      03-15-00                                                          5.76               3,500,000(d)           3,491,614
      04-27-00                                                          5.95               2,700,000(d)           2,673,737
Deutsche Bank Financial
      03-08-00                                                          5.79               2,900,000              2,896,275
Falcon Asset
      03-27-00                                                          5.80               6,300,000(d)           6,272,736
Ford Motor Credit
      03-28-00                                                          5.78               5,900,000              5,873,614
General Electric Capital
      03-01-00                                                          5.88              10,400,000             10,398,301
GMAC
      03-30-00                                                          5.79               5,300,000              5,274,560
SBC Communications
      03-02-00                                                          5.77               3,100,000(d)           3,099,006
Sheffield Receivables
      03-22-00                                                          5.82               5,500,000(d)           5,480,505
      04-14-00                                                          5.89               4,000,000(d)           3,970,750
Toyota Motor Credit
      04-12-00                                                          5.86               4,300,000(d)           4,270,107
Variable Funding
      04-07-00                                                          5.89               2,900,000(d)           2,881,221
Total                                                                                                           135,351,325

Total short-term securities
(Cost: $305,878,360)                                                                                           $305,794,331

Total investments in securities
(Cost: $3,039,800,813)(f)                                                                                    $4,798,771,329

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000, the value of foreign securities represented 3.59% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) At Feb. 29, 2000, the cost of securities for federal income tax purposes was approximately $3,039,800,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $1,832,602,000
Unrealized depreciation                               (73,631,000)
                                                      -----------
Net unrealized appreciation                        $1,758,971,000

Investments in Securities
AXP VP - Small Cap Advantage Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.7%)
Issuer                                                                                        Shares               Value(a)

Airlines (0.9%)
America West Holdings Cl B                                                                     2,000(b)             $26,750
Amtran                                                                                         1,300(b)              21,938
SkyWest                                                                                        2,200                 65,312
Total                                                                                                               114,000

Automotive & related (1.8%)
DollarThrifty Automotive Group                                                                 2,800(b)              36,750
Gentex                                                                                         3,650(b)             106,648
Smith (AO)                                                                                     2,100                 36,225
Tower Automotive                                                                               3,500(b)              41,563
Winnebago Inds                                                                                   600                 12,825
Total                                                                                                               234,011

Banks and savings & loans (3.7%)
Commerce Bancorp                                                                                 925                 31,103
Cullen/Frost Bankers                                                                           2,200                 47,300
Dime Community Bancshares                                                                      1,600                 23,700
First Financial Holdings                                                                         100                  1,525
First Midwest Bankcorp                                                                         1,350                 33,666
Flagstar Bancorp                                                                               2,500                 32,188
Hamilton Bancorp                                                                               1,900(b)              31,706
Hudson United Bancorp                                                                            612                 12,355
MAF Bancorp                                                                                    1,500                 25,500
NBT Bancorp                                                                                    1,125                 14,625
Provident Bankshares                                                                             700                 11,288
Queens County Bancorp                                                                          1,600                 30,400
Republic Bancorp                                                                               2,950                 23,600
Silicon Valley Bancshares                                                                        700(b)              55,475
U.S. Trust                                                                                       600                 83,099
Webster Financial                                                                              1,000                 21,125
Total                                                                                                               478,655

Beverages & tobacco (0.9%)
Beringer Wine Estates Holdings Cl B                                                            1,100(b)              39,669
Canandaigua Wine Cl A                                                                          1,500(b)              73,500
Total                                                                                                               113,169

Building materials & construction (3.4%)
Dycom Inds                                                                                     2,750(b)             137,499
Elcor                                                                                            930                 31,155
Florida Rock Inds                                                                              1,400                 46,638
Horton (DR)                                                                                    4,300                 48,375
Insituform Technologies Cl A                                                                   2,100(b)              59,324
NCI Building Systems                                                                           1,500(b)              22,688
Pulte                                                                                          1,500                 25,219
Ryland Group                                                                                   2,000                 35,500
URS                                                                                            2,700(b)              36,788
Total                                                                                                               443,186

Chemicals (0.5%)
Geon                                                                                           1,700                 35,488
MacDermid                                                                                        700                 23,931
Total                                                                                                                59,419

Communications equipment & services (5.7%)
Adaptive Broadband                                                                               400(b)              46,013
Adtran                                                                                           200(b)              14,713
Advanced Fibre Communications                                                                    400(b)              27,250
Aspect Communications                                                                          1,700(b)             109,543
C-COR Electronics                                                                                800(b)              35,775
Com21                                                                                            600(b)              42,000
CommScope                                                                                      2,760(b)             107,467
Digital Microwave                                                                              2,250(b)              75,094
Harmonic Lightwaves                                                                              100(b)              13,694
InterVoice                                                                                     1,100(b)              39,738
Leap Wireless Intl                                                                               510(b)              44,721
P-COM                                                                                          4,700(b)              85,774
Proxim                                                                                           500(b)              71,750
Spectrian                                                                                      1,100(b)              25,300
Total                                                                                                               738,832

Computers & office equipment (17.3%)
About.com                                                                                        630(b)              44,258
Acxiom                                                                                         1,200(b)              34,650
ADAC Laboratories                                                                              1,750(b)              21,766
American Management Systems                                                                    1,400(b)              44,538
Aspect Development                                                                               200(b)              29,775
Aspen Technology                                                                               1,200(b)              53,700
BindView Development                                                                             700(b)              23,625
BISYS Group                                                                                      400(b)              20,625
Black Box                                                                                        400(b)              29,925
Clarify                                                                                          450(b)              64,940
Cognex                                                                                         1,300(b)              57,119
Dendrite Intl                                                                                  2,550(b)              62,793
Diamond Technology Partners                                                                      440(b)              30,085
Emulex                                                                                           200(b)              32,000
Entrust Technologies                                                                             200(b)              17,650
FactSet Research Systems                                                                       1,300                 39,163
go2net                                                                                           200(b)              17,400
Hadco                                                                                            820(b)              45,408
Harbinger                                                                                      1,000(b)              32,063
HearMe                                                                                           900(b)              18,731
HNC Software                                                                                     470(b)              46,236
Hyperion Solutions                                                                             1,400(b)              69,124
Insight Enterprises                                                                              800(b)              25,100
ISS Group                                                                                        200(b)              21,000
Kronos                                                                                           700(b)              44,450
Macromedia                                                                                     1,750(b)             151,265
MedQuist                                                                                       1,000(b)              25,750
Mercury Interactive                                                                            2,500(b)             240,937
Micromuse                                                                                        200(b)              28,363
MICROS Systems                                                                                   500(b)              27,688
MicroStrategy                                                                                    100                 13,906
Natl Computer Systems                                                                          1,000                 39,750
Natl Instruments                                                                               1,400(b)              62,868
New Era of Networks                                                                              250(b)              22,906
Peregrine Systems                                                                                500(b)              27,313
Pinnacle Systems                                                                                 700(b)              35,088
Profit Recovery Group Intl                                                                     2,900(b)              53,650
Project Software & Development                                                                   300(b)              23,231
Proxicom                                                                                         600(b)              25,125
Rare Medium Group                                                                                200(b)              12,000
Razorfish Cl A                                                                                   380(b)              12,730
Remedy                                                                                         1,800(b)             102,037
RSA Security                                                                                     900(b)              60,243
S1                                                                                               300(b)              30,188
SAGENT                                                                                           820(b)              14,299
SanDisk                                                                                          300(b)              26,700
SERENA Software                                                                                  500(b)              21,094
THQ                                                                                              900(b)              18,169
USinternetworking                                                                                300(b)              20,025
Verity                                                                                           700(b)              37,363
VerticalNet                                                                                      100(b)              22,000
webMethods                                                                                       100(b)              30,806
Whittman-Hart                                                                                  1,700(b)              77,137
Xircom                                                                                         1,100(b)              45,684
Zixit                                                                                            300(b)              16,134
Total                                                                                                             2,250,573

Electronics (14.2%)
Alpha Inds                                                                                       820(b)             119,053
Amkor Technology                                                                                 600                 31,163
ANADIGICS                                                                                        100(b)              13,500
Anixter Intl                                                                                   1,000(b)              18,688
Audiovox Cl A                                                                                    200(b)              12,941
Burr-Brown                                                                                       850(b)              49,884
C-Cube Microsystems                                                                              900(b)              83,925
Credence Systems                                                                                 100(b)              13,325
CTS                                                                                              800                 51,600
Cypress Semiconductor                                                                            600(b)              27,375
Dallas Semiconductor                                                                             700                 28,263
Dionex                                                                                           800(b)              25,250
Electro Scientific Inds                                                                        1,280(b)              72,560
Etec Systems                                                                                     520(b)              61,246
Exar                                                                                             795(b)              55,203
Harman Intl Inds                                                                                 500                 30,969
Helix Technology                                                                               1,100                 78,238
Integrated Device Technology                                                                     500(b)              18,438
Intl Rectifier                                                                                 1,600(b)              67,000
KEMET                                                                                            900(b)              55,294
Kulicke & Soffa Inds                                                                           1,200(b)              95,400
Lam Research                                                                                     200(b)              31,225
Lattice Semiconductor                                                                          1,500(b)             105,374
Micrel                                                                                         1,000(b)             115,249
MRV Communications                                                                               100(b)              15,681
Photronics                                                                                       300(b)              12,769
Power Integrations                                                                               900(b)              46,744
Powerwave Technologies                                                                           750(b)             119,905
S3                                                                                             2,000(b)              31,875
Sensormatic Electronics                                                                        2,200                 41,800
Siliconix                                                                                        300(b)              24,300
Three-Five Systems                                                                               966(b)              59,288
TranSwitch                                                                                       200(b)              23,500
Trimble Navigation                                                                             2,300(b)              55,200
TriQuint Semiconductor                                                                           200(b)              23,750
Varian Medical Systems                                                                         2,400                 95,850
Vicor                                                                                          1,330(b)              30,258
Total                                                                                                             1,842,083

Energy (0.9%)
Barrett Resources                                                                              2,200(b)              64,075
Forest Oil                                                                                     2,600(b)              21,288
HS Resources                                                                                   2,200(b)              36,300
Total                                                                                                               121,663

Energy equipment & services (1.8%)
Louis Dreyfus Natural Gas                                                                      1,700(b)              35,063
Marine Drilling                                                                                2,300(b)              52,468
Patterson Energy                                                                                 600(b)              13,688
Pride Intl                                                                                     4,800(b)              71,099
Tuboscope                                                                                      3,000(b)              50,063
UTI Energy                                                                                       400(b)              12,825
Total                                                                                                               235,206

Financial services (1.9%)
Delphi Financial Group Cl A                                                                    1,414(b)              37,294
Financial Federal                                                                              1,500(b)              25,688
Jefferies Group                                                                                1,400                 32,725
Metris Companies                                                                               1,600                 41,400
Radian Group                                                                                   1,800                 62,437
Raymond James Financial                                                                        1,300                 25,675
SEI Investments                                                                                  200                 17,863
Total                                                                                                               243,082

Food (1.2%)
Earthgrains                                                                                    2,700                 40,500
Performance Food Group                                                                         1,400(b)              33,250
Smithfield Foods                                                                               3,200(b)              49,600
Suiza Foods                                                                                      800(b)              31,300
Total                                                                                                               154,650

Furniture & appliances (1.2%)
Briggs & Stratton                                                                                800                 26,750
Ethan Allen Interiors                                                                          2,000                 46,625
Furniture Brands Intl                                                                          1,600(b)              25,700
La-Z-Boy                                                                                       3,200                 53,200
Total                                                                                                               152,275

Health care (11.7%)
Affymetrix                                                                                       100(b)              28,963
Alpharma Cl A                                                                                  2,200                 76,175
Bio-Technology General                                                                         1,200(b)              23,063
Cephalon                                                                                       1,000(b)              66,469
Coherent                                                                                       1,600(b)             169,599
COR Therapeutics                                                                                 400(b)              35,850
Diversa                                                                                          200(b)              26,700
Enzo Biochem                                                                                     750(b)              59,438
ENZON                                                                                            270(b)              15,660
Gilead Sciences                                                                                  200(b)              15,300
Human Genome Sciences                                                                            200(b)              43,650
IDEC Pharmaceuticals                                                                           1,100(b)             154,962
Immune Response                                                                                1,720(b)              26,660
Incyte Pharmaceuticals                                                                           700(b)             192,893
Jones Pharma                                                                                   1,250                 89,687
Liposome                                                                                       1,700(b)              22,844
Priority Healthcare Cl B                                                                       1,300(b)              62,400
Protein Design Labs                                                                              510(b)             127,595
Quest Diagnostics                                                                              2,300(b)              78,919
Sequenom                                                                                         200(b)              25,000
Summit Technology                                                                                400(b)               3,000
Techne                                                                                           900(b)              77,203
Vertex Pharmaceuticals                                                                           900(b)              65,363
Wesley Jessen VisionCare                                                                       1,200(b)              34,500
Total                                                                                                             1,521,893

Health care services (2.5%)
Abgenix                                                                                          100(b)              32,213
Apria Healthcare Group                                                                         2,400(b)              34,200
Celera Genomics                                                                                  100(b)              24,400
Cerner                                                                                           650(b)              23,034
Cytyc                                                                                            900(b)              41,400
Orthodontic Centers of America                                                                 3,500(b)              60,594
Patterson Dental                                                                               1,500(b)              54,047
Renal Care Group                                                                               2,800(b)              49,175
Total                                                                                                               319,063

Household products (0.2%)
Valence Technology                                                                               900(b)              30,684

Industrial equipment & services (1.0%)
Kennametal                                                                                     1,400                 32,550
Manitowoc                                                                                      1,500                 40,406
Roper Inds                                                                                     1,600                 43,600
Terex                                                                                          1,300(b)              15,438
Total                                                                                                               131,994

Insurance (1.7%)
Blanch (EW) Holdings                                                                             700                 32,900
Fidelity Natl Financial                                                                          900                 11,306
First American Financial                                                                       1,100                 12,788
Gallagher (Arthur J)                                                                           1,000                 51,125
Hooper Holmes                                                                                  2,500                 76,875
LandAmerica Financial Group                                                                      800                 14,400
Reinsurance Group of America                                                                   1,100                 18,769
Total                                                                                                               218,163

Leisure time & entertainment (0.5%)
Aztar                                                                                          7,300(b)              69,350

Media (3.2%)
Catalina Marketing                                                                               830(b)              70,653
Emmis Communications Cl A                                                                        740(b)              27,010
McClatchy Newspapers                                                                           1,100                 38,019
Modem Media Poppe Tyson                                                                          200(b)              15,875
Price Communications                                                                           1,800(b)              42,975
Radio One Cl A                                                                                   250(b)              16,438
Scholastic                                                                                       800(b)              41,450
Snyder Communications                                                                          2,000(b)              48,500
True North Communications                                                                      1,200                 44,400
Valassis Communications                                                                        2,500(b)              69,219
Total                                                                                                               414,539

Metals (1.3%)
Mueller Inds                                                                                   2,100(b)              60,112
Ryerson Tull                                                                                   2,400                 31,800
Steel Technologies                                                                             4,100                 38,438
Stillwater Mining                                                                              1,200(b)              44,550
Total                                                                                                               174,900

Miscellaneous (2.2%)
Apex                                                                                             600(b)              26,925
Avenue A                                                                                         800(b)              57,599
Beasley Broadcast Group Cl A                                                                   1,650(b)              19,800
eLoyalty                                                                                       1,400(b)              42,788
Intraware                                                                                        450(b)              34,397
Nextel Partners Cl A                                                                             550(b)              17,600
PFF Bancorp                                                                                    2,200                 33,275
Philadelphia Suburban                                                                          1,400                 25,900
TSI Intl Software                                                                                200(b)              16,963
XCare.net                                                                                        400(b)               7,600
Total                                                                                                               282,847

Multi-industry conglomerates (2.2%)
Agribrands Intl                                                                                1,000(b)              36,563
Bell & Howell                                                                                    900(b)              29,475
Brady (WH) Cl A                                                                                2,500                 67,812
Interim Services                                                                               2,200(b)              54,862
NCO Group                                                                                      1,100(b)              25,713
Sylvan Learning Systems                                                                          700(b)              10,413
Zebra Technologies Cl A                                                                        1,000(b)              66,562
Total                                                                                                               291,400

Paper & packaging (1.0%)
AptarGroup                                                                                     2,100                 50,269
Ball                                                                                             500                 13,469
Pope & Talbot                                                                                  2,900                 55,462
Silgan Holdings                                                                                1,250(b)              15,781
Total                                                                                                               134,981

Restaurants & lodging (2.0%)
Applebee's Intl                                                                                  900                 25,341
CEC Entertainment                                                                              1,900(b)              43,225
Cheesecake Factory (The)                                                                       1,180(b)              35,105
Jack in the Box                                                                                1,100(b)              22,069
Ruby Tuesday                                                                                   2,920                 49,457
Ryan's Family Steak Houses                                                                     4,900(b)              46,856
Taco Cabana Cl A                                                                               5,900(b)              35,400
Total                                                                                                               257,453

Retail (4.1%)
Ames Dept Stores                                                                               1,300(b)              18,363
Copart                                                                                         1,000(b)              21,031
Fossil                                                                                         3,000(b)              68,063
Linens `N Things                                                                               1,900(b)              37,406
Men's Wearhouse                                                                                2,950(b)              68,495
NBTY                                                                                           2,030(b)              28,547
Pacific Sunwear of California                                                                  1,450(b)              36,884
Regis                                                                                          2,500                 38,750
ShopKo Stores                                                                                  1,800(b)              29,925
United Stationers                                                                              1,600(b)              43,000
Whole Foods Market                                                                             1,000(b)              37,969
Zale                                                                                           2,600(b)              97,825
Total                                                                                                               526,258

Textiles & apparel (0.6%)
Brown Shoe                                                                                     3,900                 40,950
Dixie Group                                                                                    5,400(b)              31,050
Total                                                                                                                72,000

Transportation (2.3%)
Atlas Air                                                                                      1,400(b)              33,863
EGL                                                                                              800(b)              22,500
Expeditors Intl of Washington                                                                    700                 26,425
Landstar System                                                                                1,400(b)              78,662
Offshore Logistics                                                                             3,200(b)              31,800
USFreightways                                                                                  2,200                 73,150
Werner Enterprises                                                                             2,600                 34,775
Total                                                                                                               301,175

Utilities -- electric (1.9%)
Avista                                                                                           800                 24,050
Cleco                                                                                          1,100                 35,200
El Paso Electric                                                                               5,200(b)              49,725
Public Service Co of New Mexico                                                                2,500                 38,438
TNP Enterprises                                                                                1,400                 60,462
United Illuminating                                                                            1,100                 44,688
Total                                                                                                               252,563

Utilities -- gas (1.3%)
Equitable Resources                                                                            1,200                 45,300
New Jersey Resources                                                                             800                 29,700
ONEOK                                                                                            800                 18,150
Piedmont Natural Gas                                                                             900                 22,275
Southwestern Energy                                                                            4,700                 32,900
UGI                                                                                            1,400                 26,250
Total                                                                                                               174,575

Utilities -- telephone (0.6%)
Brightpoint                                                                                    3,100(b)              39,912
TALK.com                                                                                       1,900(b)              32,063
Total                                                                                                                71,975

Total common stocks
(Cost: $11,360,286)                                                                                             $12,426,617

Total investments in securities
(Cost: $11,360,286)(c)                                                                                          $12,426,617

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) At Feb. 29, 2000 the cost of securities  for federal income tax purposes was
approximately   $11,360,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                             $2,097,000
Unrealized depreciation                             (1,030,000)
                                                    ----------
Net unrealized appreciation                         $1,067,000

Investments in Securities
AXP VP - Strategy Aggressive Fund
Feb. 29, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.2%)
Issuer                                                                                        Shares               Value(a)

Airlines (0.4%)
Alaska Air Group                                                                             750,000(b)         $19,875,000
Amtran                                                                                         9,940(b)             167,738
SkyWest                                                                                        7,747                229,989
Total                                                                                                            20,272,727

Automotive & related (--%)
Gentex                                                                                        36,792(b)           1,075,016
O'Reilly Automotive                                                                           16,590(b)             232,260
Winnebago Inds                                                                                 8,100                173,138
Total                                                                                                             1,480,414

Banks and savings & loans (1.5%)
Commerce Bancorp                                                                              10,462                351,785
Flagstar Bancorp                                                                               9,821                126,445
Hamilton Bancorp                                                                              13,865(b)             231,372
Hudson United Bancorp                                                                          4,220                 85,191
NBT Bancorp                                                                                       --                      5
Old Natl Bancorp                                                                               7,901                197,525
Queens County Bancorp                                                                          8,965                170,335
Sovereign Bancorp                                                                          3,375,000             24,468,750
TCF Financial                                                                                696,000             13,789,500
U.S. Trust                                                                                     6,731                932,244
UnionBanCal                                                                                  843,000             27,081,375
Total                                                                                                            67,434,527

Beverages & tobacco (--%)
Beringer Wine Estates Holdings Cl B                                                            6,190(b)             223,227

Building materials & construction (--%)
Centex Construction Products                                                                   2,382                 55,382
Dycom Inds                                                                                    23,514(b)           1,175,699
Elcor                                                                                          9,600                321,600
Insituform Technologies Cl A                                                                   8,400(b)             237,300
NCI Building Systems                                                                           7,869(b)             119,019
Total                                                                                                             1,909,000

Chemicals (--%)
MacDermid                                                                                      8,611                294,389

Communications equipment & services (13.2%)
Adaptive Broadband                                                                             5,600(b)             644,175
Amdocs                                                                                       870,000(b)          64,543,125
Aspect Communications                                                                         22,000(b)           1,417,625
C-COR Electronics                                                                             10,600(b)             474,019
CIENA                                                                                        470,000(b)          75,111,875
Com21                                                                                          4,200(b)             294,000
CommScope                                                                                    174,895(b)           6,809,974
Copper Mountain Networks                                                                     780,000(b)          67,811,250
Covad Communications Group                                                                   755,000(b)          68,138,750
Digital Microwave                                                                            494,100(b)          16,490,588
Ditech Communications                                                                        105,000(b)          11,471,250
Fairchild Semiconductor Intl Cl A                                                            450,000(b)          16,987,500
Finisar                                                                                      560,000(b)          79,099,999
Harmonic Lightwaves                                                                          452,200(b,e)        61,923,138
InterVoice                                                                                    10,200(b)             368,475
Leap Wireless Intl                                                                             2,900(b)             254,294
Net2Phone                                                                                    460,000(b,e)        26,622,500
Next Level Communications                                                                        800(b)             107,600
P-COM                                                                                         22,300(b)             406,975
Plantronics                                                                                    2,817(b)             223,775
Proxim                                                                                         6,300(b)             904,050
Research in Motion                                                                           450,000(b,c)        60,862,500
Spectrian                                                                                      7,800(b)             179,400
Turnstone Systems                                                                             44,000(b)           8,450,750
VoiceStream Wireless                                                                         288,750(b)          38,421,797
Total                                                                                                           608,019,384

Computer software & services (1.5%)
Citrix Systems                                                                               420,000(b)          44,283,750
Electronic Arts                                                                              240,000(b)          24,000,000
Total                                                                                                            68,283,750

Computers & office equipment (24.6%)
About.com                                                                                      4,900(b)             344,225
Actuate                                                                                        4,900(b)             305,638
Acxiom                                                                                        10,058(b)             290,425
American Management Systems                                                                   14,303(b)             455,014
Aspen Technology                                                                               9,200(b)             411,700
BEA Systems                                                                                  140,000(b)          17,718,750
BISYS Group                                                                                    6,512(b)             335,775
Black Box                                                                                      6,900(b)             516,206
Braun Consulting                                                                             116,800(b)           6,774,400
Ciber                                                                                          5,100(b)             118,575
Clarify                                                                                        9,300(b)           1,342,106
Cognex                                                                                        15,218(b)             668,641
Concentric Network                                                                           771,000(b)          41,344,875
Dendrite Intl                                                                                 19,447(b)             478,882
Diamond Technology Partners                                                                    3,000(b)             205,125
Digital Island                                                                               180,000(b)          20,902,500
Edwards (JD) & Co                                                                            380,800(b)          15,470,000
Emulex                                                                                           600(b)              96,000
Extreme Networks                                                                             615,000(b)          68,418,750
F5 Networks                                                                                  225,000(b,e)        20,250,000
FactSet Research Systems                                                                      18,792                566,109
FileNet                                                                                        9,400(b)             402,438
Fiserv                                                                                       975,000(b)          26,568,750
Great Plains Software                                                                          3,300(b)             229,556
Harbinger                                                                                     13,700(b)             439,256
Henry (Jack) & Associates                                                                      3,406                237,994
HNC Software                                                                                   7,200(b)             708,300
Hyperion Solutions                                                                            15,200(b)             750,500
i2 Technologies                                                                              224,000(b)          36,624,000
InfoSpace.com                                                                                680,000(b)         147,559,999
Insight Enterprises                                                                            8,500(b)             266,688
Juniper Networks                                                                             252,000(b,e)        69,126,749
Keynote Systems                                                                              242,000(b)          39,627,500
Kronos                                                                                         6,298(b)             399,923
Liberate Technologies                                                                        415,000(b)          42,278,125
Lycos                                                                                        280,000(b)          16,695,000
Macromedia                                                                                    19,406(b)           1,677,406
MedQuist                                                                                     913,290(b)          23,517,218
Mercury Computer Systems                                                                       4,600(b)             221,663
Mercury Interactive                                                                        1,097,244(b)         105,746,890
MICROS Systems                                                                                 5,700(b)             315,638
Mission Critical Software                                                                    530,000(b)          32,462,500
Natl Computer Systems                                                                          9,937                394,996
Natl Instruments                                                                               9,276(b)             416,550
Navigant Consulting                                                                            8,400(b)              80,850
NetRadio                                                                                     185,000(b)             878,750
New Era of Networks                                                                            2,660(b)             243,723
Novell                                                                                       981,000(b)          32,434,313
Parametric Technology                                                                        365,000(b)          11,064,063
Peregrine Systems                                                                            764,000(b)          41,733,500
Pinnacle Systems                                                                               9,000(b)             451,125
Profit Recovery Group Intl                                                                    25,590(b)             473,415
Progress Software                                                                             23,090(b)             575,807
Project Software & Development                                                                 4,800(b)             371,700
Proxicom                                                                                       4,600(b)             192,625
QRS                                                                                            2,600(b)             245,375
Razorfish Cl A                                                                                 2,800(b)              93,800
Remedy                                                                                        15,300(b)             867,319
RSA Security                                                                                  12,900(b)             863,494
Safeguard Scientifics                                                                        436,800(b)          76,412,699
SAGENT                                                                                         5,900(b)             102,881
Sapient                                                                                      330,000(b)          23,595,000
Scient                                                                                       180,000(b)          12,735,000
SERENA Software                                                                                3,300(b)             139,219
SunGard Data Systems                                                                         912,000(b)          27,360,000
THQ                                                                                            6,700(b)             135,256
VeriSign                                                                                     562,000(b)         142,185,999
Verity                                                                                        10,000(b)             533,750
webMethods                                                                                    39,100(b)          12,045,244
Whittman-Hart                                                                                 19,918(b)             903,779
Xircom                                                                                        12,742(b)             529,191
Zixit                                                                                          3,750(b)             201,680
Total                                                                                                         1,131,130,892

Electronics (12.7%)
Advanced Energy Inds                                                                         675,000(b)          49,106,250
Alpha Inds                                                                                     9,723(b)           1,411,658
Burr-Brown                                                                                    13,416(b)             787,352
C-Cube Microsystems                                                                           13,103(b)           1,221,855
CTS                                                                                           12,182                785,739
Dallas Semiconductor                                                                          10,400                419,900
Dionex                                                                                         6,811(b)             214,972
Electro Scientific Inds                                                                       13,000(b)             736,938
Etec Systems                                                                                   8,200(b)             965,806
Exar                                                                                           5,250(b)             364,547
Flextronics Intl                                                                           1,240,000(b,c,e)      75,485,000
Helix Technology                                                                              12,708                903,857
Integrated Device Technology                                                                 420,000(b)          15,487,500
Jabil Circuit                                                                                604,500(b)          41,974,969
KEMET                                                                                         14,800(b)             909,275
Kulicke & Soffa Inds                                                                           9,000(b)             715,500
Lattice Semiconductor                                                                         20,000(b)           1,405,000
Methode Electronics Cl A                                                                       6,380                370,838
Micrel                                                                                        13,710(b)           1,580,078
Novellus Systems                                                                             807,000(b)          47,865,188
PMC-Sierra                                                                                   630,000(b,c)       121,629,374
Power Integrations                                                                             4,900(b)             254,494
Powerwave Technologies                                                                        10,504(b)           1,679,327
SDL                                                                                          240,000(b)          98,399,999
Semtech                                                                                        2,600(b)             162,500
Teradyne                                                                                     259,000(b)          22,533,000
Therma-Wave                                                                                   17,300(b)             696,325
Three-Five Systems                                                                             9,200(b)             564,650
Trimble Navigation                                                                            16,200(b)             388,800
Vicor                                                                                         13,100(b)             298,025
Vitesse Semiconductor                                                                        906,000(b)          94,054,124
Total                                                                                                           583,372,840

Energy (1.6%)
Anadarko Petroleum                                                                           600,000             18,450,000
Apache                                                                                       750,000             27,374,999
Barrett Resources                                                                              6,500(b)             189,313
EOG Resources                                                                              1,125,000             17,156,250
Pogo Producing                                                                                10,831                250,467
Tosco                                                                                        420,000             11,235,000
Total                                                                                                            74,656,029

Energy equipment & services (0.3%)
Cooper Cameron                                                                               210,000(b)          11,602,500
Marine Drilling                                                                               12,941(b)             295,217
Total                                                                                                            11,897,717

Financial services (2.1%)
Eaton Vance                                                                                    3,800                157,463
Financial Federal                                                                              5,200(b)              89,050
Jefferies Group                                                                                8,234                192,470
Kansas City Southern Inds                                                                    537,000             42,288,750
Knight/Trimark Group Cl A                                                                  1,130,000(b,e)        52,968,749
Metris Companies                                                                               9,900                256,163
SEI Investments                                                                                4,321                385,919
Total                                                                                                            96,338,564

Food (1.1%)
Earthgrains                                                                                    9,696                145,440
Intl Home Foods                                                                                9,400(b)             159,213
Smithfield Foods                                                                               6,977(b)             108,144
Suiza Foods                                                                                  920,000(b)          35,994,999
U.S. Foodservice                                                                             890,000(b)          15,741,875
Total                                                                                                            52,149,671

Furniture & appliances (--%)
Ethan Allen Interiors                                                                         15,842                369,317

Health care (8.2%)
Affymetrix                                                                                       600(b)             173,775
Alkermes                                                                                     600,000(b)         115,124,999
Alpharma Cl A                                                                                 16,470                570,274
Barr Laboratories                                                                              9,391(b)             447,246
Bio-Technology General                                                                        15,000(b)             288,281
Biomatrix                                                                                      7,221(b,e)           212,117
Biovail Corp Intl                                                                            180,000(b,c)        11,880,000
Caliper Technologies                                                                          26,600(b)           4,729,813
Cephalon                                                                                      11,300(b)             751,097
COR Therapeutics                                                                               4,200(b)             376,425
Diversa                                                                                       27,300(b)           3,644,550
Enzo Biochem                                                                                  11,900(b)             943,075
ENZON                                                                                          2,000(b)             116,000
Gilead Sciences                                                                              138,000(b)          10,557,000
IDEC Pharmaceuticals                                                                         715,738(b)         100,829,591
Immune Response                                                                               13,300(b)             206,150
Incyte Pharmaceuticals                                                                        80,122(b)          22,078,619
Jones Pharma                                                                                  15,971              1,145,919
Liposome                                                                                      12,500(b)             167,969
Maxygen                                                                                      115,000(b)          16,861,875
MedImmune                                                                                    235,000(b)          46,647,500
Mylan Laboratories                                                                           718,800             16,532,400
Protein Design Labs                                                                            7,500(b)           1,876,406
Sequenom                                                                                         315(b)              39,375
Stryker                                                                                      150,000              8,775,000
Techne                                                                                         9,939(b)             852,580
Teva Pharmaceutical Inds ADR                                                                 240,000(c)          10,350,000
Vertex Pharmaceuticals                                                                         9,600(b)             697,200
Wesley Jessen VisionCare                                                                      10,100(b)             290,375
Total                                                                                                           377,165,611

Health care services (1.4%)
Abgenix                                                                                       70,000(b)          22,548,749
Cytyc                                                                                          6,000(b)             276,000
LifePoint Hospitals                                                                           10,200(b)             153,638
McKesson HBOC                                                                                552,000             10,695,000
Medical Manager                                                                              225,000(b)          18,942,188
Patterson Dental                                                                              18,722(b)             674,577
Renal Care Group                                                                             550,112(b)           9,661,342
Total                                                                                                            62,951,494

Household products (--%)
Scotts Cl A                                                                                    6,573(b)            $213,623
Valence Technology                                                                            11,300(b)             385,259
Total                                                                                                               598,882

Industrial equipment & services (0.3%)
Asyst Technologies                                                                           300,000(b)          13,762,499
Graco                                                                                          7,800                235,463
Manitowoc                                                                                      9,399                253,186
Roper Inds                                                                                    17,400                474,150
Terex                                                                                          7,930(b)              94,169
Total                                                                                                            14,819,467

Insurance (0.8%)
Blanch (EW) Holdings                                                                         383,300             18,015,100
Fidelity Natl Financial                                                                        7,038                 88,415
Gallagher (Arthur J)                                                                          10,588                541,312
Hooper Holmes                                                                                 22,904                704,298
Reinsurance Group of America                                                                   5,629                 96,045
XL Capital Cl A                                                                              450,000(c)          18,196,874
Total                                                                                                            37,642,044

Leisure time & entertainment (0.3%)
Polaris Inds                                                                                   4,746                145,346
SFX Entertainment Cl A                                                                       305,000(b)          11,742,500
Total                                                                                                            11,887,846

Media (4.1%)
Adelphia Communications Cl A                                                                 630,000(b)          34,610,625
ADVO                                                                                           8,295(b)             230,186
Catalina Marketing                                                                             6,415(b)             546,077
Emmis Communications Cl A                                                                    511,000(b)          18,651,500
Hispanic Broadcasting                                                                        190,000(b)          17,753,125
Mediacom Communications                                                                      210,000(b,e)         3,583,125
Price Communications                                                                          12,100(b)             288,888
Radio One Cl A                                                                                 1,900(b)             124,925
TMP Worldwide                                                                                280,000(b)          38,062,500
True North Communications                                                                     14,191                525,067
Univision Communications Cl A                                                                530,000(b)          53,993,749
USA Networks                                                                                  87,500(b)           1,963,281
Valassis Communications                                                                       23,240(b)             643,458
Young & Rubicam                                                                              392,000             19,796,000
Total                                                                                                           190,772,506

Metals (1.0%)
Nucor                                                                                        900,000             44,718,750

Miscellaneous (6.5%)
Akamai Technologies                                                                           30,000(b,e)         7,837,500
Apex                                                                                           5,900(b)             264,763
Apropos Technology                                                                            56,300(b)           2,695,363
CacheFlow                                                                                        600(b)              73,050
Chordiant Software                                                                            44,400(b,e)         1,554,000
Crossroads Systems                                                                           143,850(b)          20,534,588
Cumulus Media Cl A                                                                           600,000(b)          17,925,000
Digex                                                                                        270,000(b)          43,740,000
Dobson Communications Cl A                                                                   170,000(b,e)         3,230,000
eLoyalty                                                                                      16,000(b)             489,000
eMerge Interative Cl A                                                                        43,680(b)           2,320,500
FirePond                                                                                      42,000(b)           4,092,375
FLAG Telecom Holdings                                                                        470,600(b,c)        13,470,925
Intersil Holding                                                                             372,400(b)          22,111,250
InterTrust Technologies                                                                      180,000(b)          15,288,750
Intraware                                                                                      2,700(b)             206,381
JNI                                                                                          600,000(b)          48,974,999
John Nuveen Cl A                                                                               6,329                218,351
L90                                                                                          180,000(b)           3,746,250
Metasolv Software                                                                            138,000(b)          12,161,250
Nextel Partners Cl A                                                                           3,850(b)             123,200
Philadelphia Suburban                                                                         17,443                322,696
Terayon Communication Systems                                                                300,000(b)          77,137,499
Witness Sytems                                                                                20,400(b)             749,700
XCare.net                                                                                      2,900(b)              55,100
Total                                                                                                           299,322,490

Multi-industry conglomerates (1.2%)
Bell & Howell                                                                                  4,060(b)             132,965
Corinthian Colleges                                                                            6,600(b)             117,975
Electronics for Imaging                                                                      600,000(b)          35,625,000
Metamor Worldwide                                                                            975,000(b)          19,987,500
NCO Group                                                                                      6,320(b)             147,730
Zebra Technologies Cl A                                                                       10,500(b)             698,906
Total                                                                                                            56,710,076

Paper & packaging (--%)
Buckeye Technologies                                                                          13,489(b)             214,981

Restaurants & lodging (--%)
Applebee's Intl                                                                               10,300                290,009
CEC Entertainment                                                                             16,430(b)             373,771
Cheesecake Factory (The)                                                                       7,700(b)             229,075
Jack in the Box                                                                               14,115(b)             283,182
Sonic                                                                                          7,282(b)             176,589
Taco Cabana Cl A                                                                              23,589(b)             141,534
Total                                                                                                             1,494,160

Retail (2.2%)
99 Cents Only Stores                                                                           3,503(b)              87,786
American Eagle Outfitters                                                                    757,000(b)          19,303,500
Bed Bath & Beyond                                                                          1,000,000(b)          28,374,999
Copart                                                                                        11,900(b)             250,272
Cost Plus                                                                                      7,600(b)             141,075
EMusic.com                                                                                 1,020,000(b,e)         5,992,500
Family Dollar Stores                                                                       1,060,000             18,417,500
Fossil                                                                                        22,141(b)             502,324
Linens `N Things                                                                              15,233(b)             299,900
Pacific Sunwear of California                                                                 12,301(b)             312,907
Regis                                                                                         22,727                352,269
Tiffany                                                                                      351,000             22,529,812
Tuesday Morning                                                                              450,000(b)           5,850,000
Whole Foods Market                                                                             9,000(b)             341,719
Williams-Sonoma                                                                                6,333(b)             195,927
Total                                                                                                           102,952,490

Transportation (--%)
EGL                                                                                           14,600(b)             410,625
Expeditors Intl of Washington                                                                 24,187                913,059
Total                                                                                                             1,323,684

Utilities -- telephone (6.0%)
Alamosa PCS Holdings                                                                           9,100(b)             329,875
Allegiance Telecom                                                                         1,147,500(b)         113,459,062
Cypress Communications                                                                       170,000(b,e)         3,963,125
Intermedia Communications                                                                      5,288(b)             334,797
Intermedia Communications                                                                    701,000(b)          44,382,063
RCN                                                                                          610,000(b)          36,523,750
TALK.com                                                                                      18,400(b)             310,500
Western Wireless Cl A                                                                        213,000(b)          10,330,500
WinStar Communications                                                                       838,000(b)          64,840,250
Total                                                                                                           274,473,922

Total common stocks
(Cost: $2,372,720,255)                                                                                       $4,194,880,851

Preferred stocks & other (0.7%)
Issuer                                                                                        Shares               Value(a)

Aurgin Systems
   2.46%                                                                                   2,440,000(h)          $6,002,400
FREEI.Net
   8.05%                                                                                     869,488(b,h)         6,999,378
MarsMusic.com Cl A
   Cv                                                                                      7,000,000(h)           7,000,000
Protein Delivery
   2.50%                                                                                   2,800,000(h)           7,000,000
SignalSoft Cl E
   Cv                                                                                      1,182,432(h)           6,999,998

Total preferred stocks & other
(Cost: $34,002,411)                                                                                             $34,001,776


Bonds (0.3%)
Issuer                                                                 Coupon              Principal               Value(a)
                                                                        rate                 amount
Equinix
      12-01-07                                                         13.00%            $13,800,000(d)         $14,214,000

Total bonds
(Cost: $13,800,000)                                                                                             $14,214,000

Options purchased (--%)
Issuer                                        Shares                Exercise                 Expiration             Value(a)
                                                                      price                     date
Calls
McKesson HBOC                                 70,000                  $20                     May 2000             $146,563
Renal Care Group                             225,000                   23                   March 2000               14,062
Sungard Data                                 450,000                   25                   April 2000              918,750

Total options purchased
(Cost: $873,618)                                                                                                 $1,079,375

Short-term securities (11.4%)(g)
Issuer                                                              Annualized                 Amount              Value(a)
                                                                  yield on date              payable at
                                                                   of purchase                maturity
U.S. government agencies (6.1%)
Federal Home Loan Bank Disc Nts
      03-10-00                                                          5.64%            $22,000,000            $21,965,594
      03-17-00                                                          5.78               1,500,000              1,495,772
      04-07-00                                                          5.70              25,100,000             24,937,463
Federal Home Loan Mtge Corp Disc Nt
      03-23-00                                                          5.77               4,900,000              4,881,481
Federal Natl Mtge Assn Disc Nts
      03-16-00                                                          5.78               2,600,000              2,593,211
      03-23-00                                                          5.70              24,200,000             24,108,539
      04-05-00                                                          5.75              12,100,000             12,030,787
      04-06-00                                                          5.75              47,300,000             47,006,494
      04-10-00                                                          5.73              30,000,000             29,805,588
      04-20-00                                                          5.80              25,500,000             25,281,531
      05-18-00                                                          5.89              47,500,000             46,879,795
SLMA Disc Nt
      03-27-00                                                          5.69              39,100,000             38,933,727
Total                                                                                                           279,919,982

Commercial paper (5.3%)
Alcoa
      04-17-00                                                          5.88               1,200,000              1,190,672
American General Finance
      03-31-00                                                          5.80               8,100,000              8,059,754
AT&T
      03-24-00                                                          5.72              11,800,000             11,752,714
BBV Finance (Delaware)
      03-17-00                                                          5.79              15,400,000             15,358,038
Bell Atlantic Finance Services
      03-01-00                                                          5.69               7,100,000              7,098,878
BellSouth Telecommunications
      03-29-00                                                          5.79              15,000,000             14,930,400
Cargill Global Funding
      04-27-00                                                          5.92               2,100,000(f)           2,079,849
Clorox
      04-06-00                                                          5.86               4,200,000              4,174,877
      04-26-00                                                          5.88               6,700,000              6,636,986
Dresdner US Finance
      03-09-00                                                          5.74               6,500,000              6,490,470
Emerson Electric
      04-18-00                                                          5.87               8,000,000(f)           7,935,537
Ford Motor Credit
      03-28-00                                                          5.78               7,900,000              7,864,669
Gateway Fuel
      03-02-00                                                          5.80              19,400,000             19,393,749
GMAC
      03-30-00                                                          5.79              12,000,000             11,942,400
Household Finance
      03-15-00                                                          5.77              10,800,000             10,774,080
      03-31-00                                                          5.81              10,000,000              9,950,227
Intl Lease Finance
      04-25-00                                                          5.85               3,000,000              2,972,280
Merrill Lynch
      03-01-00                                                          5.70              16,500,000             16,497,386
Northern States Power
      03-21-00                                                          5.99               7,700,000              7,673,948
Sheffield Receivables
      03-27-00                                                          5.82              12,000,000(f)          11,947,890
      04-14-00                                                          5.89               2,200,000(f)           2,183,913
Toyota Motor Credit
      04-12-00                                                          5.86              26,100,000(f)          25,918,559
      04-18-00                                                          5.88              11,200,000             11,111,124
USAA Capital
      04-10-00                                                          5.86              18,700,000             18,573,707
Total                                                                                                           242,512,107

Total short-term securities
(Cost: $522,581,809)                                                                                           $522,432,089

Total investments in securities
(Cost: $2,943,978,093)(i)                                                                                    $4,766,608,091


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 29, 2000 the value of foreign securities represented 6.78% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) At Feb. 29, 2000, securities valued at $7,315,000 were held to cover open call options written as follows:

Issuer                   Shares       Exercise     Expiration         Value(a)
price                     date

SFX Entertainment        190,000         $35       March 2000         $783,750

At Feb. 29, 2000 cash or short-term securities were designated to cover open put options written as follows:

Issuer                 Shares       Exercise     Expiration         Value(a)
price                   date

TMP Worldwide          70,000         $135       March 2000         $673,750

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 29, 2000, is as follows:

Security                           Acquisition                     Cost
                                     dates
Aurgin Systems
   2.46%                            12-16-99                   $6,002,400
FREEI.Net
   8.05%                     11-04-99 thru 02-28-00             7,000,013
MarsMusic.com Cl A
   Cv                               12-01-99                    7,000,000
Protein Delivery
   2.50%                            05-04-99                    7,000,000
SignalSoft Cl E
   Cv                               12-15-99                    6,999,998

(i) At Feb. 29, 2000 the cost of securities for federal income tax purposes was approximately $2,943,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                  $1,941,151,000
Unrealized depreciation                    (118,521,000)
                                           ------------
Net unrealized appreciation              $1,822,630,000

American Express
Variable Portfolio Funds
200 AXP Financial Center
Minneapolis, MN 55474


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